UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 - December 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Balanced Index Fund

> Annual Report

December 31, 2006

>	Vanguard Balanced Index Fund returned 11.0% for Investor Shares in 2006, reflecting a strong market for U.S. stocks.

>	For the year, the fund’s broad benchmarks for stocks and bonds gained
15.7%and 4.3%, respectively.

>	The fund successfully tracked its target index over ten years and remained ahead of the average return among peer funds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	28
About Your Fund’s Expenses	29
Glossary	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	11.0%
Admiral™ Shares[1]	11.1
Signal™ Shares[2]	6.2[3]
Institutional Shares[4]	11.1
Balanced Composite Index[5]	11.1
Average Mixed-Asset Target Growth Fund[6]	12.0

Your Fund’s Performance at a Glance
December 31, 2005–December 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$19.81	$21.36	$0.600	$0.000
Admiral Shares	19.82	21.36	0.618	0.000
Signal Shares	20.22[7]	21.13	0.329	0.000
Institutional Shares	19.82	21.36	0.624	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
3	Since inception on September 1, 2006.
4	This class of shares also carries low expenses and is available for a minimum investment of $5 million.
5	Weighted 60% stocks and 40% bonds. For stocks: the MSCI® US Broad Market Index. For Bonds: the Lehman Aggregate Bond Index.
6	Derived from data provided by Lipper Inc.
7	Share price at inception on September 1, 2006.

Chairman’s Letter

Dear Shareholder,

Vanguard Balanced Index Fund returned 11.0% for Investor Shares in 2006, reflecting a strong market for U.S. stocks. The lower-cost Admiral Shares earned 11.1%, and the new Signal Shares returned 6.2% for the brief period since their inception in September.

The fund provides exposure to the broad stock market with 60% of its assets and to the broad bond market with the remainder. During 2006, stocks gained 15.7% and bonds rose 4.3%, as measured by the indexes that make up the fund’s composite benchmark. At the end of the year, the portfolio offered a 2.9% yield, little changed from 12 months earlier.

The fund met its objective of capturing the return of its target benchmark. It slightly lagged the average return among peer funds, a performance disparity that generally disappeared over a longer time frame (see the ten-year performance table on page 5).

If you hold the fund in a taxable account, you may wish to review our report on the fund’s after-tax returns on page 28.

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. For the year, the broad U.S. stock market gained 15.9%. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

For the year, small-capitalization stocks beat out large-cap issues, and value stocks outperformed their growth-oriented counterparts. International stocks continued to best domestic equities, particularly in emerging markets and Europe. A declining dollar further enhanced returns abroad for U.S.-based investors.

Bond returns remained modest as the Fed paused its rate hikes

The Federal Reserve Board extended its money-tightening campaign during the first half of the year, raising its target for the federal funds rate four times. The Fed then paused, leaving the target rate unchanged at 5.25% for the rest of the year, and inflation fears eased. Bond yields declined in the second half of the year, and short-term yields were higher than longer-term yields.

Fixed income returns for 2006 were modest, with the broad taxable bond market returning 4.3%. Municipal bonds fared somewhat better, gaining 4.8%.

Returns were positive across stock sectors

Returns were positive among all ten industry sectors represented in the fund’s stock portfolio. Financial stocks, which represented roughly one-fifth of the equity holdings, made outsized contributions to the fund’s performance.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

CPI
Consumer Price Index	2.5%	3.1%	2.7%

Banks, brokerage firms, asset managers, real estate investment trusts, and commodity stock exchanges all turned in excellent showings. Not only were many of these companies producing record earnings, but they also benefited from an active market for mergers and acquisitions (M&As). Such activity often boosts the stocks of both acquired companies and those that the market deems likely acquisition candidates.

The M&A theme also played out among companies in telecommunication services, which was the fund’s best-performing sector. Merger partners BellSouth and AT&T were up 80% and 53%, respectively, and competitor Verizon rose 35%. Other strong gains came in energy, utilities, and materials.

Health care and information technology were the weakest sectors, although they still produced gains in the single digits. The tech sector suffered after some of the larger companies issued weak earnings announcements.

In the fixed income portfolio, bond prices fell in the first six months of the year as yields climbed in response to four rate hikes by the Federal Reserve Board. But the Fed refrained from any additional increases during the balance of the year, and bond prices rallied. The result was 12-month returns generally in line with bond coupons.

Expense Ratios[1]
Your fund compared with its peer group
					Average
					Mixed-Asset
	Investor	Admiral	Signal	Institutional	Target Growth
	Shares	Shares	Shares	Shares	Fund
Balanced Index Fund	0.20%	0.11%	0.11%[2]	0.08%	1.22%

1	Fund expense ratios reflect the 12 months ended December 31, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.
2	Annualized.

Fund captures stocklike return despite significant bond weighting

The Balanced Index Fund’s objective is to closely track its composite benchmark, which is based on broad stock and bond market indexes. The table below shows that the fund has done a remarkable job of meeting that goal. Over the long run, it has performed within a hair of its benchmark, which has no operating or transaction costs to reduce returns. At the same time, the fund has bested the average return for its peers, many of which are actively managed.

Investors often use balanced portfolios to reduce the risk of an all-stock portfolio—accepting slightly lower returns in exchange for taking on less risk. For the ten-year period, investors have trailed an all-stock portfolio by only a small amount, enjoying much of the gains of the stock market despite a significant bond weighting. The all-stock portfolio is represented in the table by the Spliced Total Stock Market Index. The fund also benefits from the skills of Vanguard’s Quantitative Equity and Fixed Income Groups, which have optimized trading and construction strategies for index-fund management. Aided by the fund’s remarkably low costs, you receive the maximum portion of the market’s gains.

Diversification is key over the long term

Vanguard’s broad range of bond and stock index funds is more than an illustration of our indexing expertise. The variety of funds also underscores one of our core investment beliefs: the need for balance among the different asset classes and diversification within them. Selecting a

Total Returns
Ten Years Ended December 31, 2006
	Average	Final Value of a $10,000
	Annual Return	Initial Investment
Balanced Index Fund Investor Shares	7.9%	$21,423
Balanced Composite Index	8.0	21,655
Average Mixed-Asset Target Growth Fund[1]	7.1	19,782
Spliced Total Stock Market Index[2]	8.6	22,877

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	Derived from data provided by Lipper Inc.
2

Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. mix of stock and bond funds—indexed, actively managed, or some combination of the two—appropriate for your circumstances is a key to successful long-term investing.

mix of stock and bond funds—indexed, actively managed, or some combination of the two—appropriate for your circumstances is a key to successful long-term investing.

Over time, a balanced and diversified approach gives you the opportunity to participate in the stock market’s long-term growth potential, while tempering its episodic volatility with the ballast of bonds.

Vanguard Balanced Index Fund offers this approach in a single fund. It thus can provide the anchor for a portfolio to which you may add other indexed or actively managed holdings.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 19, 2007

Fund Profile

As of December 31, 2006

Total Fund Characteristics

Yield
Investor Shares	2.9%
Admiral Shares	3.0%
Signal Shares	3.0%[1]
Institutional Shares	3.0%
Turnover Rate	33%
Expense Ratio
Investor Shares	0.20%
Admiral Shares	0.11%
Signal Shares	0.11%[1]
Institutional Shares	0.08%
Short-Term Reserves	0%

Sector Diversification (% of equity portfolio)
		Broad
	Fund	Index[2]
Consumer Discretionary	12%	12%
Consumer Staples	8	8
Energy	9	9
Financials	23	23
Health Care	12	12
Industrials	11	11
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Total Fund Volatility Measures[3]
	Fund Versus	Fund Versus
	Composite Index[4]	Spliced Index[5]
R-Squared	1.00	0.93
Beta	1.00	0.61

Ten Largest Stocks[6] (% of equity portfolio)

ExxonMobil Corp.	integrated oil and gas	2.9%
General Electric Co.	industrial conglomerates	2.4
Citigroup, Inc.	diversified financial services	1.7
Microsoft Corp.	systems software	1.7
Bank of America Corp.	diversified financial services	1.5
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	tobacco	1.1
JPMorgan Chase & Co.	diversified financial services	1.1
Top Ten		16.1%
Top Ten as % of Total Net Assets		9.5%

Fund Asset Allocation

1	Annualized.
2	MSCI US Broad Market Index.
3	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 31.
4

Balanced Composite Index: Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.

5	Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.
6	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,607	3,968
Median Market Cap	$31.5B	$31.2B
Price/Earnings Ratio	17.9x	18.0x
Price/Book Ratio	2.8x	2.8x
Dividend Yield	1.7%	1.7%
Return on Equity	17.9%	17.9%
Earnings Growth Rate	18.5%	18.5%
Foreign Holdings	0.1%	0.1%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	2,078	7,134
Yield to Maturity	5.4%[3]	5.4%
Average Coupon	5.5%	5.4%
Average Effective Maturity	6.9 years	7.0 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.5 years	4.5 years

Distribution by Credit Quality[4]
(% of fixed income portfolio)

Aaa	79%
Aa	5
A	9
Baa	7

Equity Investment Focus

Fixed Income Investment Focus

Sector Diversification[5]
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	7%
Finance	9
Foreign	3
Government Mortgage-Backed	35
Industrial	9
Treasury/Agency	35
Utilities	2

1	MSCI US Broad Market Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

See page 31 for a glossary of investment terms.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Balanced Index Fund Investor Shares[1]	11.02%	6.62%	7.92%	$21,423
Spliced Total Stock Market Index[2]	15.72	7.57	8.63	22,877
Lehman Aggregate Bond Index	4.33	5.06	6.24	18,312
Balanced Composite Index[3]	11.08	6.83	8.03	21,655
Average Mixed-Asset Target Growth Fund[4]	11.95	6.19	7.06	19,782

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[5]	Investment
Balanced Index Fund Admiral Shares	11.06%	6.71%	4.89%	$133,983
Spliced Total Stock Market Index[2]	15.72	7.57	3.69	124,900
Lehman Aggregate Bond Index	4.33	5.06	6.04	143,232
Balanced Composite Index[3]	11.08	6.83	4.96	134,592

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter.
3	Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
4	Derived from data provided by Lipper Inc.
5	Performance calculated since November 13, 2000, the inception date for Admiral Shares.

	Average Annual Total Returns
	Periods Ended December 31, 2006	Final Value of
	Since	a $10,000,000
	Inception[1]	Investment
Balanced Index Fund Signal Shares	6.17%	$10,616,878
MSCI US Broad Market Index	8.98	10,898,497
Lehman Aggregate Bond Index	2.06	10,205,783
Balanced Composite Index[2]	6.14	10,614,181

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[3]	Investment
Balanced Index Fund Institutional Shares	11.10%	6.74%	5.28%	$6,838,143
Spliced Total Stock Market Index[4]	15.72	7.57	4.39	6,492,230
Lehman Aggregate Bond Index	4.33	5.06	5.90	7,085,011
Balanced Composite Index[2]	11.08	6.83	5.27	6,834,011

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

		Balanced Index Fund		Balanced
	Investor Shares			Composite
	Capital	Income	Total	Index[2]
	Return	Return	Return	Total Return
1997	18.2%	4.0%	22.2%	22.4%
1998	14.3	3.6	17.9	18.1
1999	10.2	3.4	13.6	13.4
2000	–5.1	3.1	–2.0	–2.2
2001	–6.3	3.3	–3.0	–3.1
2002	–12.4	2.9	–9.5	–9.0
2003	16.7	3.2	19.9	20.1
2004	6.5	2.8	9.3	9.3
2005	1.9	2.8	4.7	4.8
2006	7.8	3.2	11.0	11.1

1	Performance calculated since September 1, 2006, the inception date for Signal Shares.
2	Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For Bonds: the Lehman Aggregate Bond Index.
3	Performance calculated since December 1, 2000, the inception date for Institutional Shares.
4	Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. Note: See Financial Highlights tables on pages 18–21 for dividend and capital gains information.

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Time Warner, Inc.	1,390,385	30,283	0.3%
Home Depot, Inc.	723,205	29,044	0.3%
* Comcast Corp. Class A	640,229	27,101	0.3%
† Other—Consumer Discretionary		560,374	6.1%
		646,802	7.0%
Consumer Staples
The Procter & Gamble Co.	1,111,898	71,462	0.8%
Altria Group, Inc.	732,442	62,858	0.7%
Wal-Mart Stores, Inc.	875,132	40,414	0.4%
PepsiCo, Inc.	576,821	36,080	0.4%
The Coca-Cola Co.	737,585	35,588	0.4%
† Other—Consumer Staples		199,801	2.1%
		446,203	4.8%
Energy
ExxonMobil Corp.	2,079,786	159,374	1.7%
Chevron Corp.	769,017	56,546	0.6%
ConocoPhillips Co.	547,648	39,403	0.4%
Schlumberger Ltd.	414,263	26,165	0.3%
† Other—Energy		238,334	2.6%
		519,822	5.6%
Financials
Citigroup, Inc.	1,729,675	96,343	1.1%
Bank of America Corp.	1,583,380	84,537	0.9%
JPMorgan Chase & Co.	1,214,461	58,659	0.6%
American International Group, Inc.	772,814	55,380	0.6%
Wells Fargo & Co.	1,116,741	39,711	0.4%
Wachovia Corp.	669,726	38,141	0.4%
Morgan Stanley	337,588	27,490	0.3%
Merrill Lynch & Co., Inc.	293,756	27,349	0.3%
The Goldman Sachs Group, Inc.	135,932	27,098	0.3%
Fannie Mae	339,502	20,163	0.2%
Freddie Mac	242,133	16,441	0.2%

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Student Loan Corp.	1,350	280	0.0%
†	Other—Financials		758,470	8.2%
			1,250,062	13.5%
Health Care
	Johnson & Johnson	1,023,369	67,563	0.7%
	Pfizer Inc.	2,550,837	66,067	0.7%
	Merck & Co., Inc.	761,372	33,196	0.4%
*	Amgen, Inc.	409,582	27,979	0.3%
	Abbott Laboratories	534,523	26,037	0.3%
	UnitedHealth Group Inc.	471,326	25,324	0.3%
†	Other—Health Care		418,098	4.5%
			664,264	7.2%
Industrials
	General Electric Co.	3,611,564	134,386	1.4%
†	Other—Industrials		482,870	5.2%
			617,256	6.6%
Information Technology
	Microsoft Corp.	3,101,054	92,598	1.0%
*	Cisco Systems, Inc.	2,135,635	58,367	0.6%
	International Business Machines Corp.	532,459	51,728	0.6%
	Intel Corp.	2,017,907	40,863	0.4%
	Hewlett-Packard Co.	975,993	40,201	0.4%
*	Google Inc.	76,685	35,312	0.4%
*	Apple Computer, Inc.	298,470	25,322	0.3%
†	Other—Information Technology		506,064	5.5%
			850,455	9.2%

†Materials			183,150	2.0%

Telecommunication Services
	AT&T Inc.	1,358,840	48,579	0.5%
	Verizon Communications Inc.	1,014,148	37,767	0.4%
	BellSouth Corp.	635,238	29,926	0.3%
†	Other—Telecommunication Services		64,606	0.7%
			180,878	1.9%

†Utilities			208,308	2.2%
Total Common Stocks
(Cost $3,676,598)			5,567,200	60.0%[1]

			Face
		Maturity	Amount
Coupon		Date	($000)
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	7.250%	5/15/16	37,715	44,840	0.5%
U.S. Treasury Bond	8.750%	5/15/17	28,575	37,808	0.4%
U.S. Treasury Bond	8.875%	8/15/17	27,425	36,694	0.4%
U.S. Treasury Bond	3.625%–13.250%	11/15/12–2/15/36	170,505	214,617	2.3%
U.S. Treasury Note	4.250%	8/15/14	53,800	52,228	0.6%
U.S. Treasury Note	3.875%	5/15/10	52,775	51,423	0.6%
U.S. Treasury Note	4.625%	2/29/08	36,700	36,540	0.4%
U.S. Treasury Note	6.000%	8/15/09	30,885	31,817	0.3%
U.S. Treasury Note	3.375%	2/15/08	31,850	31,293	0.3%
U.S. Treasury Note	4.750%	3/31/11	26,950	26,992	0.3%
U.S. Treasury Note	3.875%	5/15/09	27,187	26,652	0.3%

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	2.625%–6.500%	8/15/07–8/15/16	328,330	324,785	3.5%
					915,689	9.9%
Agency Bonds and Notes
2	Federal Home Loan Bank	3.875%–7.625%	2/6/08–7/15/36	101,900	102,482	1.1%
2	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	26,000	26,140	0.3%
2	Federal Home Loan
	Mortgage Corp.	3.875%–7.000%	2/21/08–3/15/31	98,665	100,305	1.1%
2	Federal National
	Mortgage Assn.	3.375%–7.250%	2/15/08–11/15/30	124,070	127,597	1.3%
†	Other—Agency
	Bonds and Notes				26,014	0.3%
					382,538	4.1%
Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	4/1/07–11/1/36	463,230	456,316	4.9%
[2,3]	Federal National
	Mortgage Assn.	4.000%–10.500%	7/1/07–1/1/37	665,427	656,915	7.1%
3	Government National
	Mortgage Assn.	4.500%–11.000%	5/15/08–1/1/37	133,692	133,643	1.4%
					1,246,874	13.4%
Total U.S. Government and Agency Obligations
(Cost $2,547,875)					2,545,101	27.4%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[3,4]	Citicorp Lease
	Pass-Through Trust	8.040%	12/15/19	1,700	2,009	0.0%
[3,5]	Discover Card Master Trust I	5.380%	4/16/10	33,000	33,022	0.4%
†	Other—Asset-Backed/
	Commercial Mortgage-
	Backed Securities				269,281	2.9%
					304,312	3.3%
Finance
	Banking
4	Bank of America Corp.	4.250%–6.000%	10/1/10–10/15/36	11,750	11,595	0.1%
	Citicorp Capital II	8.015%	2/15/27	1,050	1,094	0.0%
	Citigroup, Inc.	3.500%–6.625%	2/1/08–8/25/36	14,700	14,874	0.2%
	Fleet Capital Trust II	7.920%	12/11/26	500	517	0.0%
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	683	0.0%
	MBNA America Bank NA	4.625%–5.375%	1/15/08–8/3/09	1,500	1,499	0.0%
	MBNA Corp.	5.000%–6.125%	3/1/13–6/15/15	700	718	0.0%
	NB Capital Trust IV	8.250%	4/15/27	1,000	1,044	0.0%
†	Other—Banking				98,952	1.1%
†	Brokerage				52,230	0.6%
	Finance Companies
	General Electric
	Capital Corp.	3.125%–6.750%	1/15/08–3/15/32	20,325	20,632	0.2%
†	Other—Finance Companies				49,837	0.5%
	Insurance
	GE Global Insurance
	Holdings Corp.	6.450%–7.750%	3/1/19–6/15/30	975	1,090	0.0%
†	Other—Insurance				38,219	0.4%
†	Real Estate Investment Trusts				16,874	0.2%
†	Finance—Other				250	0.0%
					310,108	3.3%

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Industrial
† Basic Industry				22,816	0.2%
Capital Goods
General Electric Co.	5.000%	2/1/13	2,125	2,102	0.0%
† Other—Capital Goods				38,392	0.4%
† Communication				90,287	1.0%
† Consumer Cyclical				54,056	0.6%
† Consumer Noncyclical				62,306	0.7%
† Energy				29,110	0.3%
† Technology				14,942	0.2%
† Transportation				16,835	0.2%
† Industrial—Other				1,504	0.0%
				332,350	3.6%
Utilities
† Electric				50,957	0.5%
† Natural Gas				19,289	0.2%
				70,246	0.7%
Total Corporate Bonds
(Cost $1,018,635)				1,017,016	10.9%
†Sovereign Bonds (U.S. Dollar-Denominated)
(Cost $102,406)				102,559	1.1%
†Taxable Municipal Bonds
(Cost $7,157)				7,332	0.1%
Temporary Cash Investments
U.S. Agency Obligation
[2,6] Federal National Mortgage Assn.	5.215%	4/9/07	3,000	2,959	0.0%
			Shares
Money Market Fund
7	Vanguard Market Liquidity Fund, 5.294%		44,288,971	44,289	0.5%
7	Vanguard Market Liquidity Fund, 5.294%—Note E		18,769,821	18,770	0.2%
				63,059	0.7%
Total Temporary Cash Investments (Cost $66,018)				66,018	0.7%[1]
Total Investments (Cost $7,418,689)				9,305,226	100.2%
Other Assets and Liabilities
Other Assets—Note B				100,428	1.1%
Liabilities—Note E				(121,434)	–1.3%
				(21,006)	–0.2%
Net Assets				9,284,220	100.0%

At December 31, 2006, net assets consisted of:[8]
Amount
($000)
Paid-in Capital	7,620,288
Overdistributed Net Investment Income	(9,330)
Accumulated Net Realized Losses	(213,194)
Unrealized Appreciation (Depreciation)
Investment Securities	1,886,537
Futures Contracts	(52)
Swap Contracts	(29)
Net Assets	9,284,220

Investor Shares—Net Assets
Applicable to 183,795,056 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	3,925,824
Net Asset Value Per Share—Investor Shares	$21.36

Admiral Shares—Net Assets
Applicable to 105,954,233 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	2,263,302
Net Asset Value Per Share—Admiral Shares	$21.36

Signal Shares—Net Assets
Applicable to 20,315,145 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	429,341
Net Asset Value Per Share—Signal Shares	$21.13

Institutional Shares—Net Assets
Applicable to 124,788,979 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	2,665,753
Net Asset Value Per Share—Institutional Shares	$21.36

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.3% and 0.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $12,087,000, representing 0.1% of net assets.

5	Adjustable-rate note.
6	Securities with a value of $2,959,000 have been segregated as initial margin for open futures contracts.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	91,848
Interest[1]	174,249
Security Lending	1,068
Total Income	267,165
Expenses
The Vanguard Group—Note B
Investment Advisory Services	124
Management and Administrative—Investor Shares	6,624
Management and Administrative—Admiral Shares	1,670
Management and Administrative—Signal Shares	95
Management and Administrative—Institutional Shares	1,072
Marketing and Distribution—Investor Shares	1,066
Marketing and Distribution—Admiral Shares	365
Marketing and Distribution—Signal Shares	7
Marketing and Distribution—Institutional Shares	585
Custodian Fees	242
Auditing Fees	40
Shareholders’ Reports—Investor Shares	150
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	25
Trustees’ Fees and Expenses	9
Total Expenses	12,085
Net Investment Income	255,080
Realized Net Gain (Loss)
Investment Securities Sold	(46,212)
Futures Contracts	677
Swap Contracts	1,275
Realized Net Gain (Loss)	(44,260)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	701,184
Futures Contracts	183
Swap Contracts	(684)
Change in Unrealized Appreciation (Depreciation)	700,683
Net Increase (Decrease) in Net Assets Resulting from Operations	911,503

1	Interest income from an affiliated company of the fund was $2,518,000.

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	255,080	206,900
Realized Net Gain (Loss)	(44,260)	(33,777)
Change in Unrealized Appreciation (Depreciation)	700,683	182,448
Net Increase (Decrease) in Net Assets Resulting from Operations	911,503	355,571
Distributions
Net Investment Income
Investor Shares	(116,477)	(118,086)
Admiral Shares	(61,669)	(40,080)
Signal Shares	(5,766)	—
Institutional Shares	(72,217)	(52,446)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(256,129)	(210,612)
Capital Share Transactions—Note F
Investor Shares	(480,885)	(657,569)
Admiral Shares	248,296	880,079
Signal Shares	417,743	—
Institutional Shares	471,101	321,258
Net Increase (Decrease) from Capital Share Transactions	656,255	543,768
Total Increase (Decrease)	1,311,629	688,727
Net Assets
Beginning of Period	7,972,591	7,283,864
End of Period[1]	9,284,220	7,972,591

1	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,330,000) and ($9,320,000).

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.81	$19.45	$18.27	$15.65	$17.86
Investment Operations
Net Investment Income	.60	.52	.49	.44	.52
Net Realized and Unrealized
Gain (Loss) on Investments	1.55	.37	1.19	2.63	(2.21)
Total from Investment Operations	2.15	.89	1.68	3.07	(1.69)
Distributions
Dividends from Net Investment Income	(.60)	(.53)	(.50)	(.45)	(.52)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.60)	(.53)	(.50)	(.45)	(.52)
Net Asset Value, End of Period	$21.36	$19.81	$19.45	$18.27	$15.65

Total Return[1]	11.02%	4.65%	9.33%	19.87%	–9.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,926	$4,098	$4,674	$3,895	$2,990
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.93%	2.69%	2.66%	2.68%	3.14%
Portfolio Turnover Rate	33%	31%	26%	27%	40%

1	Total returns do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.82	$19.45	$18.28	$15.65	$17.86
Investment Operations
Net Investment Income	.608	.547	.497	.462	.529
Net Realized and Unrealized Gain (Loss)
on Investments	1.550	.370	1.190	2.630	(2.206)
Total from Investment Operations	2.158	.917	1.687	3.092	(1.677)
Distributions
Dividends from Net Investment Income	(.618)	(.547)	(.517)	(.462)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.618)	(.547)	(.517)	(.462)	(.533)
Net Asset Value, End of Period	$21.36	$19.82	$19.45	$18.28	$15.65

Total Return	11.06%	4.79%	9.37%	20.02%	–9.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,263	$1,860	$954	$750	$481
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.02%	2.78%	2.75%	2.74%	3.22%
Portfolio Turnover Rate	33%	31%	26%	27%	40%

Signal Shares
Sept. 1[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$20.22
Investment Operations
Net Investment Income	.209
Net Realized and Unrealized Gain (Loss) on Investments	1.030
Total from Investment Operations	1.239
Distributions
Dividends from Net Investment Income	(.329)
Distributions from Realized Capital Gains	—
Total Distributions	(.329)
Net Asset Value, End of Period	$21.13

Total Return	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$429
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	3.02%*
Portfolio Turnover Rate	33%

1	Inception.
*	Annualized.

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.82	$19.46	$18.28	$15.65	$17.86
Investment Operations
Net Investment Income	.614	.543	.512	.47	.54
Net Realized and Unrealized Gain (Loss)
on Investments	1.550	.370	1.190	2.63	(2.21)
Total from Investment Operations	2.164	.913	1.702	3.10	(1.67)
Distributions
Dividends from Net Investment Income	(.624)	(.553)	(.522)	(.47)	(.54)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.624)	(.553)	(.522)	(.47)	(.54)
Net Asset Value, End of Period	$21.36	$19.82	$19.46	$18.28	$15.65

Total Return	11.10%	4.77%	9.45%	20.07%	–9.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,666	$2,014	$1,656	$1,131	$807
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.05%	2.81%	2.78%	2.79%	3.27%
Portfolio Turnover Rate	33%	31%	26%	27%	40%

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on September 1, 2006. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $899,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $1,039,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2006, the fund had $2,194,000 of ordinary income available for distribution. The fund had available realized losses of $208,028,000 to offset future net capital gains of $5,524,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, $61,005,000 through December 31, 2013, $46,470,000 through December 31, 2014, and $2,926,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $7,423,878,000. Net unrealized appreciation of investment securities for tax purposes was $1,881,348,000, consisting of unrealized gains of $2,098,600,000 on securities that had risen in value since their purchase and $217,252,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	45	16,070	24
E-mini S&P 500 Index	80	5,714	(32)
S&P MidCap 400 Index	5	2,028	(33)
Russell 2000 Index	5	1,987	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2006, the fund had the following open swap contracts:

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
1/31/07	BA	13,000	5.322%	—
2/28/07	BA	25,000	5.262	—
3/31/07	BA	50,000	5.242	—
3/31/07	LEH	8,000	5.343	—
4/30/07	LEH	13,000	5.326	—
4/30/07	LEH	50,000	5.251	—
5/31/07	BA	25,000	5.302	—
Federal Home Loan Mortgage Corp., 5.500% 30-Year
1/31/07	UBS	8,000	5.046	1
Federal Home Loan Mortgage Corp., 6.000% 30-Year
1/31/07	UBS	18,000	5.146	8
1/31/07	UBS	15,000	5.146	(15)
Federal National Mortgage Assn., 6.500% 30-Year
1/31/07	UBS	5,000	5.146	(23)
				(29)
1	BA—Bank of America.

  LEH—Lehman Brothers Special Financing Inc.

  UBS—UBS Warburg.

2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. During the year ended December 31, 2006, the fund purchased $857,246,000 of investment securities and sold $732,502,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,319,304,000 and $1,978,071,000, respectively.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $17,627,000, for which the fund received cash collateral of $18,770,000.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	828,854	40,800	845,376	43,478
Issued in Lieu of Cash Distributions	112,866	5,526	113,798	5,851
Redeemed	(1,422,605)	(69,356)	(1,616,743)	(82,752)
Net Increase (Decrease)—Investor Shares	(480,885)	(23,030)	(657,569)	(33,423)
Admiral Shares
Issued	525,786	25,650	1,117,478	57,068
Issued in Lieu of Cash Distributions	55,773	2,724	36,340	1,858
Redeemed	(333,263)	(16,286)	(273,739)	(14,108)
Net Increase (Decrease)—Admiral Shares	248,296	12,088	880,079	44,818
Signal Shares
Issued	425,402	20,682	—	—
Issued in Lieu of Cash Distributions	5,766	278	—	—
Redeemed	(13,425)	(645)	—	—
Net Increase (Decrease)—Signal Shares	417,743	20,315	—	—
Institutional Shares
Issued	857,611	42,138	475,155	24,431
Issued in Lieu of Cash Distributions	71,661	3,498	52,018	2,669
Redeemed	(458,171)	(22,499)	(205,915)	(10,558)
Net Increase (Decrease)—Institutional Shares	471,101	23,137	321,258	16,542

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 9, 2007

Special 2006 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $85,982,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 33.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares[1]
Periods Ended December 31, 2006
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	11.02%	6.62%	7.92%
Returns After Taxes on Distributions	10.11	5.71	6.70
Returns After Taxes on Distributions and Sale of Fund Shares	7.34	5.19	6.19

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2006	12/31/2006	Period[2]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,092.02	$1.00
Admiral Shares	1,000.00	1,091.94	0.53
Institutional Shares	1,000.00	1,092.09	0.37
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36

1	This table does not include data for funds or share classes of funds with fewer than six months of history.
2

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 29 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary
145 Vanguard Funds Overseen	of The Vanguard Group, and each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal, Connect with Vanguard, and the ship logo are trademarks of The Vanguard Group,
Direct Investor Account Services > 800-662-2739	Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022007

Vanguard Balanced Index Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (60.0%)(1)

Consumer Discretionary (7.0%)
Time Warner, Inc.	1,390,385	30,283
Home Depot, Inc.	723,205	29,044
* Comcast Corp. Class A	640,229	27,101
The Walt Disney Co.	694,670	23,806
McDonald's Corp.	422,782	18,742
News Corp., Class A	835,051	17,937
Target Corp.	285,102	16,265
Lowe's Cos., Inc.	511,217	15,924
* Starbucks Corp.	264,587	9,372
* Viacom Inc. Class B	217,717	8,933
The McGraw-Hill Cos., Inc.	123,128	8,375
Carnival Corp.	153,492	7,529
CBS Corp.	237,553	7,407
Federated Department Stores, Inc.	192,676	7,347
* Kohl's Corp.	107,260	7,340
Best Buy Co., Inc.	144,016	7,084
Staples, Inc.	254,186	6,787
Harley-Davidson, Inc.	91,766	6,467
NIKE, Inc. Class B	63,645	6,303
Omnicom Group Inc.	60,137	6,287
J.C. Penney Co., Inc. (Holding Co.)	78,147	6,045
Johnson Controls, Inc.	68,485	5,884
Clear Channel Communications, Inc.	165,012	5,865
* DIRECTV Group, Inc.	235,084	5,863
Marriott International, Inc. Class A	120,302	5,741
Yum! Brands, Inc.	94,787	5,574
* Coach, Inc.	128,039	5,501
International Game Technology	118,838	5,490
* Sears Holdings Corp.	30,646	5,146
Harrah's Entertainment, Inc.	61,787	5,111
* Liberty Media Corp.-Interactive Series A	234,659	5,062
Gannett Co., Inc.	82,744	5,003
General Motors Corp.	158,338	4,864
Starwood Hotels & Resorts Worldwide, Inc.	76,291	4,768
Ford Motor Co.	633,341	4,756
* Liberty Media Corp.-Capital Series A	47,186	4,623
Fortune Brands, Inc.	52,941	4,521
Hilton Hotels Corp.	128,611	4,489
TJX Cos., Inc.	157,349	4,488
* Amazon.com, Inc.	109,999	4,341
The Gap, Inc.	204,728	3,992
* Office Depot, Inc.	99,142	3,784
* Bed Bath & Beyond, Inc.	99,059	3,774
Limited Brands, Inc.	124,354	3,599
Nordstrom, Inc.	71,988	3,552
* Las Vegas Sands Corp.	37,300	3,338
Mattel, Inc.	132,654	3,006
Genuine Parts Co.	60,374	2,864
Newell Rubbermaid, Inc.	97,125	2,812
* EchoStar Communications Corp. Class A	72,259	2,748
* Comcast Corp. Special Class A	64,798	2,714
* Univision Communications Inc.	75,556	2,676
* IAC/InterActiveCorp	71,708	2,665
D. R. Horton, Inc.	98,698	2,615
Eastman Kodak Co.	100,771	2,600
Sherwin-Williams Co.	40,539	2,577
* MGM Mirage, Inc.	44,645	2,560
VF Corp.	31,185	2,560
Pulte Homes, Inc.	76,232	2,525
H & R Block, Inc.	108,087	2,490
NTL Inc.	97,010	2,449
Centex Corp.	41,582	2,340
^ Garmin Ltd.	41,800	2,327
Whirlpool Corp.	27,431	2,277
* Wyndham Worldwide Corp.	70,786	2,267
* AutoZone Inc.	19,495	2,253
Harman International Industries, Inc.	22,286	2,227
American Eagle Outfitters, Inc.	70,315	2,195
Lennar Corp. Class A	41,060	2,154
Cablevision Systems NY Group Class A	75,601	2,153
Abercrombie & Fitch Co.	30,863	2,149
Black & Decker Corp.	26,003	2,079
* Liberty Global, Inc. Class A	68,966	2,010
* CarMax, Inc.	37,421	2,007
* Apollo Group, Inc. Class A	51,478	2,006
Tim Hortons, Inc.	67,808	1,964
Darden Restaurants Inc.	48,655	1,954
Tiffany & Co.	49,463	1,941
* Interpublic Group of Cos., Inc.	154,666	1,893
* Lamar Advertising Co. Class A	28,824	1,885
* Liberty Global, Inc. Series C	65,645	1,838
Royal Caribbean Cruises, Ltd.	43,934	1,818
* Expedia, Inc.	85,486	1,793
Tribune Co.	55,981	1,723
Polo Ralph Lauren Corp.	21,698	1,685
Dollar General Corp.	104,238	1,674
Wynn Resorts Ltd.	17,754	1,666
Liz Claiborne, Inc.	36,529	1,588
*^ Sirius Satellite Radio, Inc.	444,852	1,575
E.W. Scripps Co. Class A	31,258	1,561
* R.H. Donnelley Corp.	24,639	1,546
Leggett & Platt, Inc.	64,158	1,533
Family Dollar Stores, Inc.	50,697	1,487
Ross Stores, Inc.	50,415	1,477
* Idearc Inc.	51,359	1,471
Station Casinos, Inc.	17,769	1,451
Washington Post Co. Class B	1,944	1,449
* Discovery Holding Co. Class A	89,593	1,442
* Mohawk Industries, Inc.	19,092	1,429
PetSmart, Inc.	49,303	1,423
Hasbro, Inc.	51,615	1,407
KB Home	27,313	1,401
* XM Satellite Radio Holdings, Inc.	94,179	1,361
ServiceMaster Co.	102,421	1,343
Advance Auto Parts, Inc.	37,285	1,326
Jones Apparel Group, Inc.	39,640	1,325
* Toll Brothers, Inc.	41,076	1,324
Brinker International, Inc.	43,000	1,297
The Stanley Works	25,785	1,297
OfficeMax, Inc.	26,057	1,294
* Chico's FAS, Inc.	61,801	1,279
Foot Locker, Inc.	54,732	1,200
BorgWarner, Inc.	20,166	1,190
* The Goodyear Tire & Rubber Co.	56,357	1,183
^ New York Times Co. Class A	48,208	1,174
Circuit City Stores, Inc.	61,183	1,161
* AutoNation, Inc.	53,060	1,131
Wendy's International, Inc.	33,761	1,117
* O'Reilly Automotive, Inc.	33,981	1,089
Williams-Sonoma, Inc.	34,417	1,082
Service Corp. International	104,359	1,070
* Penn National Gaming, Inc.	25,676	1,069
* Dollar Tree Stores, Inc.	35,468	1,068
Brunswick Corp.	33,308	1,063
* NVR, Inc.	1,617	1,043
Claire's Stores, Inc.	31,441	1,042
* ITT Educational Services, Inc.	14,973	994
Phillips-Van Heusen Corp.	19,500	978
OSI Restaurant Partners, Inc.	23,949	939
Snap-On Inc.	19,435	926
* Big Lots Inc.	40,342	925
Weight Watchers International, Inc.	17,343	911
Boyd Gaming Corp.	19,656	891
* AnnTaylor Stores Corp.	25,728	845
The McClatchy Co. Class A	19,497	844
Ryland Group, Inc.	15,449	844
* Laureate Education Inc.	17,166	835
* Career Education Corp.	33,128	821
* Urban Outfitters, Inc.	34,900	804
Barnes&Noble, Inc.	19,993	794
Dillard's Inc.	22,695	794
* Hanesbrands Inc.	33,482	791
* Payless ShoeSource, Inc.	23,650	776
* Getty Images, Inc.	17,804	762
Gentex Corp.	48,945	762
RadioShack Corp.	45,337	761
* Jarden Corp.	21,293	741
* Gaylord Entertainment Co.	14,340	730
* Scientific Games Corp.	24,094	728
* Rent-A-Center, Inc.	24,670	728
SCP Pool Corp.	18,578	728
Saks Inc.	40,712	725
Meredith Corp.	12,872	725
Dow Jones&Co., Inc.	18,911	719
Orient-Express Hotel Ltd.	14,900	705
Lear Corp.	23,819	703
* Aztar Corp.	12,900	702
* GameStop Corp. Class A	12,733	702
^ Polaris Industries, Inc.	14,690	688
* Nutri/System Inc.	10,790	684
MDC Holdings, Inc.	11,940	681
* Quiksilver, Inc.	43,040	678
Beazer Homes USA, Inc.	14,400	677
Applebee's International, Inc.	26,539	655
Men's Wearhouse, Inc.	17,092	654
* The Cheesecake Factory Inc.	26,492	652
* Dick's Sporting Goods, Inc.	13,163	645
* Jack in the Box Inc.	10,540	643
Regis Corp.	16,112	637
Standard Pacific Corp.	23,738	636
DeVry, Inc.	21,668	607
* Marvel Entertainment, Inc.	22,301	600
* Panera Bread Co.	10,700	598
* Aeropostale, Inc.	19,300	596
Sotheby's	19,074	592
* Sonic Corp.	24,691	591
Belo Corp. Class A	31,950	587
* Timberland Co.	18,468	583
* Charming Shoppes, Inc.	42,956	581
Thor Industries, Inc.	13,082	575
Ruby Tuesday, Inc.	20,733	569
* Pinnacle Entertainment, Inc.	17,100	567
International Speedway Corp.	10,955	559
Reader's Digest Association, Inc.	32,700	546
* Under Armour, Inc.	10,782	544
* Tractor Supply Co.	12,149	543
Choice Hotels International, Inc.	12,900	543
Wolverine World Wide, Inc.	18,775	535
* GameStop Corp. Class B	9,741	533
* Priceline.com, Inc.	12,022	524
* The Children's Place Retail Stores, Inc.	8,200	521
Strayer Education, Inc.	4,900	520
Harte-Hanks, Inc.	18,699	518
John Wiley&Sons Class A	13,398	515
* Pacific Sunwear of California, Inc.	26,248	514
Borders Group, Inc.	22,617	505
* Life Time Fitness, Inc.	10,272	498
The Yankee Candle Co., Inc.	14,450	495
CBRL Group, Inc.	10,923	489
* Zale Corp.	17,098	482
* Coldwater Creek Inc.	19,518	479
* Tween Brands, Inc.	11,798	471
* CEC Entertainment Inc.	11,694	471
* Guitar Center, Inc.	10,352	471
*^ Netflix.com, Inc.	17,938	464
* DreamWorks Animation SKG, Inc.	15,708	463
Brown Shoe Co., Inc.	9,550	456
Matthews International Corp.	11,514	453
American Greetings Corp. Class A	18,744	447
Arbitron Inc.	10,278	446
* The Gymboree Corp.	11,700	446
* Hibbett Sporting Goods, Inc.	14,418	440
* Rare Hospitality International Inc.	13,338	439
* Live Nation	19,557	438
* Scholastic Corp.	12,200	437
Bob Evans Farms, Inc.	12,638	432
* Corinthian Colleges, Inc.	31,391	428
Jackson Hewitt Tax Service Inc.	12,400	421
Catalina Marketing Corp.	15,277	420
* Hovnanian Enterprises Inc. Class A	12,376	420
Tupperware Brands Corp.	18,490	418
Winnebago Industries, Inc.	12,542	413
Lee Enterprises, Inc.	13,098	407
Group 1 Automotive, Inc.	7,851	406
* Fossil, Inc.	17,804	402
* Meritage Corp.	8,400	401
Regal Entertainment Group Class A	18,700	399
* The Warnaco Group, Inc.	15,600	396
Ethan Allen Interiors, Inc.	10,959	396
* Tenneco Automotive, Inc.	15,960	395
* Carter's, Inc.	15,388	392
ArvinMeritor, Inc.	21,481	392
Callaway Golf Co.	26,904	388
* LKQ Corp.	16,860	388
* Bright Horizons Family Solutions, Inc.	10,000	387
* Charter Communications, Inc.	126,132	386
* Visteon Corp.	45,252	384
* The Dress Barn, Inc.	16,288	380
* P.F. Chang's China Bistro, Inc.	9,500	365
ADVO, Inc.	11,051	360
* Guess ?, Inc.	5,600	355
Aaron Rents, Inc.	12,175	350
* Cabela's Inc.	14,500	350
Entercom Communications Corp.	12,294	346
* Vail Resorts Inc.	7,700	345
* TRW Automotive Holdings Corp.	13,100	339
Ameristar Casinos, Inc.	10,954	337
Domino's Pizza, Inc.	12,000	336
* Gemstar-TV Guide International, Inc.	83,311	334
* J. Crew Group, Inc.	8,600	332
* RCN Corp.	10,935	330
* Select Comfort Corp.	18,937	329
Warner Music Group Corp.	14,212	326
Cooper Tire&Rubber Co.	22,693	325
Stage Stores, Inc.	10,562	321
United Auto Group, Inc.	13,600	321
IHOP Corp.	6,051	319
* Blockbuster Inc. Class A	59,686	316
* Shuffle Master, Inc.	11,913	312
* Tempur-Pedic International Inc.	15,236	312
CKE Restaurants Inc.	16,851	310
Oxford Industries, Inc.	6,100	303
Building Materials Holding Corp.	12,100	299
* Genesco, Inc.	8,000	298
Modine Manufacturing Co.	11,838	296
Kellwood Co.	9,100	296
Columbia Sportswear Co.	5,284	294
Interactive Data Corp.	12,233	294
Sonic Automotive, Inc.	10,099	293
* Bally Technologies Inc.	15,635	292
* WMS Industries, Inc.	8,300	289
* Iconix Brand Group Inc.	14,888	289
Steven Madden, Ltd.	8,087	284
K-Swiss, Inc.	9,200	283
* VistaPrint Ltd.	8,478	281
Kimball International, Inc. Class B	11,460	278
American Axle&Manufacturing Holdings, Inc.	14,536	276
Furniture Brands International Inc.	16,573	269
* Crocs, Inc.	6,200	268
Media General, Inc. Class A	7,157	266
Christopher&Banks Corp.	14,202	265
Triarc Cos., Inc. Class B	13,207	264
* CSK Auto Corp.	15,110	259
* Papa John's International, Inc.	8,900	258
* Skechers U.S.A., Inc.	7,700	256
The Pep Boys (Manny, Moe&Jack)	17,240	256
Finish Line, Inc.	17,675	252
* Interface, Inc.	17,743	252
* RC2 Corp.	5,700	251
* Valassis Communications, Inc.	17,258	250
* Champion Enterprises, Inc.	26,000	243
Speedway Motorsports, Inc.	6,285	241
* Coinstar, Inc.	7,842	240
* Krispy Kreme Doughnuts, Inc.	21,597	240
Big 5 Sporting Goods Corp.	9,700	237
* 99 Cents Only Stores	19,329	235
Cato Corp. Class A	10,198	234
*^ WCI Communities, Inc.	12,150	233
* Steiner Leisure Ltd.	5,085	231
Landry's Restaurants, Inc.	7,384	222
* The Wet Seal, Inc. Class A	32,875	219
* Six Flags, Inc.	41,679	218
* Helen of Troy Ltd.	9,000	218
Sally Beauty Co. Inc.	27,755	216
Hearst-Argyle Television Inc.	8,411	214
* Deckers Outdoor Corp.	3,500	210
* Chipotle Mexican Grill, Inc.	3,636	207
* Cox Radio, Inc.	12,678	207
Stewart Enterprises, Inc. Class A	33,000	206
* Hot Topic, Inc.	15,369	205
^ La-Z-Boy Inc.	17,047	202
Movado Group, Inc.	6,976	202
* California Pizza Kitchen, Inc.	5,900	197
Tuesday Morning Corp.	12,473	194
* Texas Roadhouse, Inc.	14,600	194
Blyth, Inc.	9,324	193
Talbots Inc.	7,978	192
The Marcus Corp.	7,500	192
Ambassadors Group, Inc.	6,200	188
Bandag, Inc.	3,693	186
* Charlotte Russe Holding Inc.	6,000	185
* Burger King Holdings Inc.	8,719	184
* Keystone Automotive Industries, Inc.	5,411	184
* Universal Technical Institute Inc.	8,178	182
* K2 Inc.	13,764	182
* Exide Technologies	41,523	181
* GSI Commerce, Inc.	9,627	181
The Stride Rite Corp.	11,900	179
* Zumiez Inc.	5,956	176
* JAKKS Pacific, Inc.	7,961	174
Westwood One, Inc.	24,568	173
Pier 1 Imports Inc.	28,984	172
Citadel Broadcasting Corp.	17,300	172
* Casual Male Retail Group, Inc.	13,150	172
Cherokee Inc.	3,938	169
* Red Robin Gourmet Burgers, Inc.	4,700	168
^ Brookfield Homes Corp.	4,479	168
Asbury Automotive Group, Inc.	7,100	167
Lennar Corp. Class B	3,364	165
* LodgeNet Entertainment Corp.	6,600	165
* Mediacom Communications Corp.	20,480	165
* Steak n Shake Co.	9,282	163
* Fleetwood Enterprises, Inc.	20,400	161
* Avatar Holding, Inc.	1,994	161
Lithia Motors, Inc.	5,600	161
Fred's, Inc.	13,350	161
* Smith&Wesson Holding Corp.	15,460	160
* Cumulus Media Inc.	15,330	159
* Aftermarket Technology Corp.	7,429	158
The Buckle, Inc.	3,100	158
* ValueVision Media, Inc.	11,940	157
Oakley, Inc.	7,788	156
* Jo-Ann Stores, Inc.	6,335	156
Sinclair Broadcast Group, Inc.	14,800	155
* Blue Nile Inc.	4,207	155
* TiVo Inc.	30,250	155
* Isle of Capri Casinos, Inc.	5,797	154
* Vertrue Inc.	4,000	154
CPI Corp.	3,300	153
* Entravision Communications Corp.	18,529	152
*^ Pre-Paid Legal Services, Inc.	3,880	152
* Jos. A. Bank Clothiers, Inc.	5,125	150
* Perry Ellis International Corp.	3,661	150
* O'Charley's Inc.	7,039	150
M/I Homes, Inc.	3,900	149
* DSW Inc. Class A	3,851	149
* MarineMax, Inc.	5,700	148
* Radio One, Inc. Class D	21,700	146
bebe stores, inc	7,350	145
* Systemax Inc.	8,300	145
^ Superior Industries International, Inc.	7,479	144
* Sturm, Ruger&Co., Inc.	14,976	144
Journal Communications, Inc.	11,039	139
Stein Mart, Inc.	10,466	139
Nautilus Inc.	9,900	139
* Harris Interactive Inc.	27,000	136
Sauer-Danfoss, Inc.	4,200	135
* Source Interlink Cos., Inc.	16,591	135
Martha Stewart Living Omnimedia, Inc.	6,130	134
Sealy Corp.	9,100	134
* AFC Enterprises, Inc.	7,585	134
* Midas Inc.	5,783	133
Triarc Cos., Inc. Class A	6,100	133
Courier Corp.	3,348	130
Monaco Coach Corp.	9,194	130
* INVESTools Inc.	9,169	126
* Retail Ventures, Inc.	6,600	126
* Trump Entertainment Resorts, Inc.	6,858	125
* Leapfrog Enterprises, Inc.	13,180	125
* dELiA*S, Inc.	11,858	124
* Rentrak Corp.	8,000	124
* Drew Industries, Inc.	4,600	120
UniFirst Corp.	3,100	119
* Benihana Inc. Class A	3,860	119
Haverty Furniture Cos., Inc.	7,948	118
* Great Wolf Resorts, Inc.	8,318	116
* Famous Dave's of America, Inc.	7,050	116
* Riviera Holdings Corp.	4,800	116
Churchill Downs, Inc.	2,700	115
Monro Muffler Brake, Inc.	3,280	115
* Audiovox Corp.	7,998	113
Standard Motor Products, Inc.	7,500	112
* Buffalo Wild Wings Inc.	2,100	112
* Universal Electronics, Inc.	5,289	111
* Volcom, Inc.	3,714	110
*^ Build-A-Bear-Workshop, Inc.	3,900	109
National Presto Industries, Inc.	1,820	109
Skyline Corp.	2,700	109
* BJ's Restaurants Inc.	5,356	108
World Wrestling Entertainment, Inc.	6,600	108
Sun-Times Media Group, Inc.	21,809	107
* A.C. Moore Arts&Crafts, Inc.	4,858	105
* CKX, Inc.	8,973	105
* GenTek, Inc.	3,032	105
* Interstate Hotels&Resorts, Inc.	13,982	104
Journal Register Co.	14,275	104
* Mothers Work, Inc.	2,634	104
* Morningstar, Inc.	2,264	102
* Progressive Gaming International Corp.	11,136	101
* Cache, Inc.	3,950	100
* MTR Gaming Group Inc.	8,137	99
* Citi Trends Inc.	2,500	99
Arctic Cat, Inc.	5,600	99
* Denny's Corp.	20,912	98
* Lin TV Corp.	9,878	98
* drugstore.com, Inc.	26,800	98
* New York&Co., Inc.	7,400	97
* Applica Inc.	12,000	96
* Monarch Casino&Resort, Inc.	4,000	96
* Radio One, Inc.	14,000	94
* Stamps.com Inc.	5,950	94
* Alloy, Inc.	7,975	92
* Cavco Industries, Inc.	2,610	91
* 4Kids Entertainment Inc.	4,900	89
* Empire Resorts Inc.	10,297	89
Dover Downs Gaming&Entertainment, Inc.	6,583	88
* Reading International Inc. Class A	10,600	88
Kenneth Cole Productions, Inc.	3,650	88
* Fisher Communications, Inc.	1,960	87
* Russ Berrie and Co., Inc.	5,538	86
Emmis Communications, Inc.	10,365	85
Spartan Motors, Inc.	5,593	85
* Luby's, Inc.	7,600	83
* Restoration Hardware, Inc.	9,701	83
* Playboy Enterprises, Inc. Class B	7,200	83
Gray Television, Inc.	11,200	82
* Multimedia Games Inc.	8,500	82
Stanley Furniture Co., Inc.	3,800	82
* Shoe Carnival, Inc.	2,550	81
* Strattec Security Corp.	1,725	80
* Bluegreen Corp.	6,200	80
* Youbet.com, Inc.	21,280	79
* ProQuest Co.	7,489	78
* Saga Communications, Inc.	8,100	78
* Unifi, Inc.	31,670	78
Ambassadors International, Inc.	1,700	78
* Friendly Ice Cream Corp.	6,300	77
* Ruth's Chris Steak House	4,202	77
* REX Stores Corp.	4,300	76
Bon-Ton Stores, Inc.	2,200	76
* Fuel Systems Solutions, Inc.	3,442	76
* 1-800 Contacts, Inc.	4,592	75
* Cost Plus, Inc.	7,100	73
* Morgans Hotel Group	4,214	71
CSS Industries, Inc.	2,010	71
* West Marine, Inc.	4,100	71
* Lodgian, Inc.	5,200	71
Technical Olympic USA, Inc.	6,953	71
* Cosi, Inc.	13,580	69
Traffix, Inc.	12,450	68
* Steinway Musical Instruments Inc.	2,200	68
*^ Overstock.com, Inc.	4,262	67
*^ Escala Group, Inc.	8,740	67
Levitt Corp. Class A	5,449	67
* McCormick&Schmick's Seafood Restaurants, Inc.	2,760	66
Handleman Co.	9,500	64
* Ashworth, Inc.	8,793	64
* Conn's, Inc.	2,700	63
Blair Corp.	1,855	61
Bassett Furniture Industries, Inc.	3,700	60
* Virco Manufacturing Corp.	7,736	60
Marine Products Corp.	5,136	60
* Daily Journal Corp.	1,428	60
Cadmus Communications Corp.	2,400	59
* PRIMEDIA Inc.	34,157	58
* PetMed Express, Inc.	4,200	56
* True Religion Apparel, Inc.	3,657	56
* PC Mall, Inc.	5,300	56
* Hayes Lemmerz International, Inc.	14,200	56
Charles&Colvard Ltd.	6,925	55
Tarragon Corp.	4,500	55
* Hartmarx Corp.	7,700	54
* Magna Entertainment Corp. Class A	12,013	54
Noble International, Ltd.	2,700	54
* 1-800-FLOWERS.COM, Inc.	8,637	53
Carmike Cinemas, Inc.	2,600	53
Lifetime Brands, Inc.	3,200	53
Coachmen Industries, Inc.	4,740	52
Libbey, Inc.	4,200	52
* Palm Harbor Homes, Inc.	3,600	50
Koss Corp.	2,101	49
* Syms Corp.	2,463	49
* Knology, Inc.	4,555	48
Cutter&Buck Inc.	4,426	48
Salem Communications Corp.	3,960	47
* Lazare Kaplan International, Inc.	4,741	47
* Trans World Entertainment Corp.	7,150	47
* Stoneridge, Inc.	5,600	46
* Century Casinos, Inc.	4,100	46
* Gaiam, Inc.	3,341	46
* Spanish Broadcasting System, Inc.	11,100	46
California Coastal Communities, Inc.	2,111	45
* Educate, Inc.	6,312	45
*^ Bally Total Fitness Holding Corp.	18,127	44
* Maidenform Brands, Inc.	2,400	43
* Blockbuster Inc. Class B	8,811	43
* Viacom Inc. Class A	1,040	43
* Audible, Inc.	5,300	42
Beasley Broadcast Group, Inc.	4,235	41
* Sharper Image Corp.	4,100	38
* Carriage Services, Inc.	7,400	38
* Lenox Group, Inc.	5,805	37
*^ America's Car-Mart, Inc.	3,100	37
* Rubio's Restaurants, Inc.	3,622	36
Bandag, Inc. Class A	687	34
Deb Shops, Inc.	1,285	34
*^ Navarre Corp.	8,214	33
* DG FastChannel Inc.	2,419	33
CBS Corp. Class A	1,040	32
* Kirkland's, Inc.	6,400	32
* Regent Communications, Inc.	11,300	32
Books-a-Million Inc.	1,400	32
* Nexstar Broadcasting Group, Inc.	6,817	31
* United Retail Group, Inc.	2,200	31
* Movie Gallery, Inc.	8,618	30
* Emerson Radio Corp.	9,600	30
* Buca, Inc.	6,206	30
Orleans Homebuilders, Inc.	1,500	28
Dover Motorsports, Inc.	5,200	28
* Design Within Reach Inc.	5,339	26
Superior Uniform Group, Inc.	2,008	26
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	26
S&K Famous Brands Inc.	2,016	26
*^ Home Solutions of America	4,200	25
* The Princeton Review, Inc.	4,500	24
* Hancock Fabrics, Inc.	6,300	22
* FTD Group, Inc.	1,200	21
* Pomeroy IT Solutions, Inc.	2,700	20
* Bombay Co.	15,079	19
*^ Syntax-Brillian Corp.	2,225	19
Escalade, Inc.	1,686	18
* Tweeter Home Entertainment Group, Inc.	8,400	18
* Fedders Corp.	17,290	17
Craftmade International, Inc.	960	17
* iRobot Corp.	945	17
* Shiloh Industries, Inc.	900	17
* Young Broadcasting Inc.	5,997	17
* Core-Mark Holding Co., Inc.	500	17
* Rocky Brands Inc	1,000	16
* Fairchild Corp.	7,141	16
* Hollywood Media Corp.	3,400	14
* Dorman Products, Inc.	1,217	13
* The Dixie Group, Inc.	1,011	13
* Amerigon Inc.	1,300	13
* The Smith&Wollensky Restaurant Group, Inc.	2,284	12
* Directed Electronics Inc.	1,000	11
* Proliance International Inc.	2,412	11
* Image Entertainment, Inc.	3,000	10
News Corp., Class B	400	9
Flexsteel Industries, Inc.	701	9
* Triple Crown Media, Inc.	1,120	9
* Pegasus Communications Corp.	4,045	9
* Wilsons The Leather Experts Inc.	4,000	8
* Concord Camera Corp.	1,780	8
* Comstock Homebuilding Cos., Inc.	1,367	8
* ION Media Networks, Inc.	14,597	7
* Gander Mountain Co.	800	7
* Mity-Lite Inc.	400	7
Xerium Technologies Inc.	700	7
Collectors Universe, Inc.	500	7
* WPT Enterprises Inc.	1,600	6
*^ Dominion Homes, Inc.	1,000	5
* Tarrant Apparel Group, Inc.	3,500	5
* Red Lion Hotels Corp.	400	5
Cobra Electronics Corp.	398	4
* Innovo Group Inc.	4,000	3
* Culp, Inc.	400	2
* Outdoor Channel Holdings Inc.	100	1
* Celebrate Express, Inc.	100	1
* Tag-It Pacific, Inc.	600	1
* SPAR Group, Inc.	300	-
* Varsity Group Inc.	100	-
* Gadzooks, Inc.	4,700	-

		646,802

Consumer Staples (4.8%)
The Procter&Gamble Co.	1,111,898	71,462
Altria Group, Inc.	732,442	62,858
Wal-Mart Stores, Inc.	875,132	40,414
PepsiCo, Inc.	576,821	36,080
The Coca-Cola Co.	737,585	35,588
Walgreen Co.	352,653	16,183
Anheuser-Busch Cos., Inc.	268,973	13,233
Colgate-Palmolive Co.	180,723	11,790
Kimberly-Clark Corp.	160,367	10,897
CVS Corp.	287,427	8,884
Costco Wholesale Corp.	163,781	8,659
Sysco Corp.	216,462	7,957
General Mills, Inc.	116,543	6,713
Archer-Daniels-Midland Co.	206,121	6,588
The Kroger Co.	240,158	5,540
Safeway, Inc.	155,546	5,376
H.J. Heinz Co.	116,013	5,222
Avon Products, Inc.	156,619	5,175
ConAgra Foods, Inc.	178,570	4,821
Sara Lee Corp.	266,663	4,541
Kellogg Co.	90,216	4,516
Reynolds American Inc.	62,130	4,068
The Clorox Co.	53,078	3,405
UST, Inc.	56,420	3,284
Campbell Soup Co.	79,455	3,090
Bunge Ltd.	42,075	3,051
Wm. Wrigley Jr. Co.	55,903	2,891
The Hershey Co.	57,660	2,871
Kraft Foods Inc.	74,439	2,657
SuperValu Inc.	74,158	2,651
Carolina Group	37,969	2,457
Whole Foods Market, Inc.	49,572	2,326
* Constellation Brands, Inc. Class A	70,440	2,044
* Dean Foods Co.	46,910	1,983
Molson Coors Brewing Co. Class B	24,743	1,891
Coca-Cola Enterprises, Inc.	91,760	1,874
The Estee Lauder Cos. Inc. Class A	42,326	1,728
McCormick&Co., Inc.	41,567	1,603
The Pepsi Bottling Group, Inc.	49,340	1,525
Tyson Foods, Inc.	88,676	1,459
* Energizer Holdings, Inc.	19,101	1,356
Brown-Forman Corp. Class B	16,325	1,081
* Rite Aid Corp.	186,438	1,014
Hormel Foods Corp.	26,797	1,001
Church&Dwight, Inc.	22,855	975
J.M. Smucker Co.	19,538	947
* Smithfield Foods, Inc.	35,339	907
Corn Products International, Inc.	26,200	905
* NBTY, Inc.	20,244	842
Del Monte Foods Co.	70,503	778
* Hansen Natural Corp.	22,700	765
* BJ's Wholesale Club, Inc.	23,966	746
Wm. Wrigley Jr. Co. Class B	12,050	619
* Alberto-Culver Co.	27,755	595
* Herbalife Ltd.	13,900	558
Flowers Foods, Inc.	19,746	533
Delta&Pine Land Co.	12,875	521
* United Natural Foods, Inc.	14,100	506
PepsiAmericas, Inc.	23,301	489
* Ralcorp Holdings, Inc.	9,433	480
Pilgrim's Pride Corp.	15,144	446
Universal Corp. (VA)	8,900	436
* Hain Celestial Group, Inc.	13,735	429
Longs Drug Stores, Inc.	10,050	426
Lancaster Colony Corp.	9,451	419
Casey's General Stores, Inc.	16,100	379
Nu Skin Enterprises, Inc.	20,701	377
* The Pantry, Inc.	7,600	356
* Performance Food Group Co.	12,835	355
* Central Garden and Pet Co.	6,775	328
Ruddick Corp.	11,609	322
Seaboard Corp.	177	312
* TreeHouse Foods Inc.	9,911	309
* Central European Distribution Corp.	9,550	284
Tootsie Roll Industries, Inc.	8,387	274
* Chattem, Inc.	5,305	266
Chiquita Brands International, Inc.	14,136	226
* USANA Health Sciences, Inc.	4,350	225
* Playtex Products, Inc.	15,500	223
Sanderson Farms, Inc.	6,919	210
J&J Snack Foods Corp.	5,000	207
The Andersons, Inc.	4,800	203
* Alliance One International, Inc.	25,388	179
WD-40 Co.	5,012	175
* Elizabeth Arden, Inc.	8,538	163
The Great Atlantic&Pacific Tea Co., Inc.	6,200	160
Vector Group Ltd.	8,776	156
Nash-Finch Co.	5,656	154
Spartan Stores, Inc.	7,200	151
Lance, Inc.	7,300	147
* Wild Oats Markets Inc.	9,811	141
* Spectrum Brands Inc.	12,900	141
Reddy Ice Holdings, Inc.	5,413	140
The Topps Co., Inc.	15,382	137
Weis Markets, Inc.	3,352	134
* Boston Beer Co., Inc. Class A	3,300	119
Coca-Cola Bottling Co.	1,700	116
* Green Mountain Coffee Roasters, Inc.	2,290	113
Arden Group Inc. Class A	890	110
* Pathmark Stores, Inc.	9,844	110
* Peet's Coffee&Tea Inc.	4,134	108
* Prestige Brands Holdings Inc.	7,635	99
Mannatech, Inc.	6,650	98
Premium Standard Farms Inc.	4,861	90
* Smart&Final Inc.	4,700	89
* Darling International, Inc.	15,800	87
Alico, Inc.	1,667	84
* Medifast, Inc.	6,400	81
Inter Parfums, Inc.	4,150	80
* Griffin Land&Nurseries, Inc.	2,257	73
* Lifeway Foods, Inc.	7,822	73
National Beverage Corp.	4,800	67
Ingles Markets, Inc.	2,100	63
Farmer Brothers, Inc.	2,598	55
* Zapata Corp.	7,800	55
MGP Ingredients, Inc.	2,300	52
* John B. Sanfilippo&Son, Inc.	4,200	51
* Revlon, Inc. Class A	37,262	48
* Star Scientific, Inc.	13,862	45
Oil-Dri Corp. of America	2,500	42
Diamond Foods, Inc.	1,933	37
* Omega Protein Corp.	4,700	36
*^ Parlux Fragrances, Inc.	5,800	32
Imperial Sugar Co.	1,200	29
* Jones Soda Co.	2,300	28
* PriceSmart, Inc.	1,139	20
* Schiff Nutrition International, Inc.	2,700	18
* Integrated Biopharma, Inc.	1,900	13
* Monterey Pasta Co.	2,700	12
Calavo Growers, Inc.	300	3
* Revlon, Inc. Rights Exp. 1/19/07	37,262	2
* Vermont Pure Holdings, Ltd.	800	1
* Hines Horticulture, Inc.	500	1

		446,203

Energy (5.6%)
ExxonMobil Corp.	2,079,786	159,374
Chevron Corp.	769,017	56,546
ConocoPhillips Co.	547,648	39,403
Schlumberger Ltd.	414,263	26,165
Occidental Petroleum Corp.	295,784	14,443
Marathon Oil Corp.	125,308	11,591
Halliburton Co.	360,750	11,201
Valero Energy Corp.	214,409	10,969
Devon Energy Corp.	146,656	9,838
* Transocean Inc.	110,230	8,917
Baker Hughes, Inc.	115,081	8,592
Apache Corp.	115,260	7,666
Anadarko Petroleum Corp.	152,758	6,648
XTO Energy, Inc.	121,619	5,722
Williams Cos., Inc.	208,497	5,446
EOG Resources, Inc.	84,939	5,304
* Weatherford International Ltd.	121,068	5,059
GlobalSantaFe Corp.	83,447	4,905
Chesapeake Energy Corp.	154,620	4,492
Hess Corp.	88,346	4,379
Kinder Morgan, Inc.	37,497	3,965
* National Oilwell Varco Inc.	61,591	3,768
Peabody Energy Corp.	92,596	3,742
El Paso Corp.	244,186	3,731
Noble Corp.	47,873	3,646
* Nabors Industries, Inc.	104,866	3,123
BJ Services Co.	104,920	3,076
Noble Energy, Inc.	61,958	3,040
Murphy Oil Corp.	58,962	2,998
Smith International, Inc.	70,664	2,902
Sunoco, Inc.	45,683	2,849
ENSCO International, Inc.	54,004	2,703
* Ultra Petroleum Corp.	53,807	2,569
* Newfield Exploration Co.	45,952	2,111
* Cameron International Corp.	39,221	2,081
* Southwestern Energy Co.	59,100	2,071
CONSOL Energy, Inc.	64,219	2,063
* Grant Prideco, Inc.	46,004	1,830
Diamond Offshore Drilling, Inc.	22,671	1,812
Pioneer Natural Resources Co.	43,909	1,743
* Pride International, Inc.	57,306	1,719
Tesoro Petroleum Corp.	24,100	1,585
Arch Coal, Inc.	50,376	1,513
* FMC Technologies Inc.	24,084	1,484
Patterson-UTI Energy, Inc.	58,418	1,357
Rowan Cos., Inc.	38,995	1,295
* Plains Exploration&Production Co.	27,104	1,288
Range Resources Corp.	46,148	1,267
* Denbury Resources, Inc.	42,000	1,167
Frontier Oil Corp.	37,964	1,091
* Veritas DGC Inc.	12,687	1,086
Cimarex Energy Co.	29,257	1,068
Cabot Oil&Gas Corp.	17,300	1,049
Pogo Producing Co.	20,526	994
* Superior Energy Services, Inc.	29,795	974
* Helix Energy Solutions Group, Inc.	30,572	959
Tidewater Inc.	18,911	915
Helmerich&Payne, Inc.	37,090	908
Holly Corp.	17,386	894
* Kinder Morgan Management, LLC	17,387	794
* Unit Corp.	15,600	756
* Oceaneering International, Inc.	19,020	755
* Core Laboratories N.V	9,200	745
* Todco Class A	21,766	744
St. Mary Land&Exploration Co.	19,218	708
Massey Energy Co.	28,949	672
* Universal Compression Holdings, Inc.	10,737	667
* Dresser Rand Group, Inc.	26,922	659
* Forest Oil Corp.	19,946	652
* TETRA Technologies, Inc.	25,250	646
* SEACOR Holdings Inc.	6,226	617
* Petrohawk Energy Corp.	53,054	610
* Whiting Petroleum Corp.	13,024	607
Overseas Shipholding Group Inc.	10,559	594
* Hanover Compressor Co.	31,274	591
* Hydrill Co.	7,400	556
* Quicksilver Resources, Inc.	15,000	549
* Cheniere Energy, Inc.	18,600	537
* Oil States International, Inc.	16,590	535
OMI Corp.	24,600	521
Foundation Coal Holdings, Inc.	16,300	518
* W-H Energy Services, Inc.	10,500	511
* Atwood Oceanics, Inc.	9,832	481
* Comstock Resources, Inc.	15,300	475
* Lone Star Technologies, Inc.	9,771	473
* Grey Wolf, Inc.	68,310	469
Penn Virginia Corp.	6,600	462
* Swift Energy Co.	10,300	462
World Fuel Services Corp.	9,995	444
* Houston Exploration Co.	8,517	441
* EXCO Resources, Inc.	25,300	428
* Input/Output, Inc.	30,500	416
Berry Petroleum Class A	13,400	416
* USEC Inc.	32,330	411
* Delta Petroleum Corp.	17,634	408
* Global Industries Ltd.	30,974	404
* Encore Acquisition Co.	16,400	402
* Giant Industries, Inc.	5,200	390
* Parker Drilling Co.	45,300	370
* Energy Partners, Ltd.	13,770	336
* Atlas America, Inc.	6,366	324
* Bristow Group, Inc.	8,700	314
Lufkin Industries, Inc.	5,400	314
* Stone Energy Corp.	8,840	312
* Hornbeck Offshore Services, Inc.	8,700	311
* Newpark Resources, Inc.	40,441	292
W&T Offshore, Inc.	9,097	279
General Maritime Corp.	7,800	274
* Mariner Energy Inc.	13,832	271
* Alpha Natural Resources, Inc.	18,886	269
* Dril-Quip, Inc.	6,800	266
* Bill Barrett Corp.	9,667	263
Crosstex Energy, Inc.	8,046	255
*^ Evergreen Energy, Inc.	25,694	254
* Parallel Petroleum Corp.	14,040	247
* Petroleum Development Corp.	5,591	241
* Goodrich Petroleum Corp.	6,414	232
CARBO Ceramics Inc.	6,200	232
* Rosetta Resources, Inc.	12,229	228
Western Refining, Inc.	8,800	224
* ATP Oil&Gas Corp.	5,654	224
* CNX Gas Corp.	8,743	223
* Hercules Offshore, Inc.	7,672	222
* International Coal Group, Inc.	39,363	215
*^ Rentech, Inc.	56,600	213
* Trico Marine Services, Inc.	5,268	202
* Carrizo Oil&Gas, Inc.	6,807	198
Gulf Island Fabrication, Inc.	5,314	196
* The Exploration Co. of Delaware, Inc.	14,553	194
* Pioneer Drilling Co.	14,508	193
* Warren Resources Inc.	15,920	187
RPC Inc.	11,025	186
* PHI Inc. Non-Voting	5,624	184
* Gulfmark Offshore, Inc.	4,900	183
*^ CanArgo Energy Corp	105,700	171
* Enbridge Energy Management LLC	3,434	167
* PetroQuest Energy, Inc.	12,400	158
* Aventine Renewable Energy Holdings, Inc.	6,300	148
* Toreador Resources Corp.	5,752	148
* Harvest Natural Resources, Inc.	13,200	140
*^ Pacific Ethanol, Inc.	8,880	137
* NATCO Group Inc.	4,200	134
* Vaalco Energy, Inc.	19,700	133
* Bois d'Arc Energy, Inc.	8,958	131
* Complete Production Services, Inc.	6,042	128
* Double Eagle Petroleum Co.	5,123	126
*^ Tri-Valley Corp.	13,200	125
* Arena Resources, Inc.	2,800	120
*^ Transmeridian Exploration Inc.	33,919	117
* The Meridian Resource Corp.	36,700	113
* Basic Energy Services Inc.	4,081	101
* Brigham Exploration Co.	13,179	96
*^ Willbros Group, Inc.	4,900	93
* Horizon Offshore, Inc.	5,500	90
* Superior Well Services, Inc.	3,436	88
* GeoGlobal Resources Inc.	10,800	85
* Edge Petroleum Corp.	4,400	80
* Syntroleum Corp.	23,057	80
* McMoRan Exploration Co.	5,597	80
* Clayton Williams Energy, Inc.	2,188	79
*^ SulphCo, Inc.	16,540	78
* Callon Petroleum Co.	5,161	78
* Gasco Energy Inc.	30,700	75
* Bronco Drilling Co., Inc.	4,314	74
Alon USA Energy, Inc.	2,797	74
* Matrix Service Co.	4,400	71
* Allis-Chalmers Energy Inc.	3,000	69
* FX Energy, Inc.	11,200	69
*^ GMX Resources Inc.	1,900	67
MarkWest Hydrocarbon, Inc.	1,250	61
* Endeavor International Corp.	25,900	59
* Dawson Geophysical	1,600	58
* VeraSun Energy Corp.	2,900	57
* Credo Pete Corp.	4,550	55
NGP Capital Resources Co.	3,161	53
* Metretek Technologies, Inc.	3,500	43
*^ James River Coal Co.	4,588	43
Barnwell Industries, Inc.	1,000	24
* Harken Energy Corp.	47,590	24
* Union Drilling, Inc.	1,400	20
* Westmoreland Coal Co.	1,000	20
* Abraxas Petroleum Corp.	3,818	12
* Infinity, Inc.	3,200	11
* Contango Oil&Gas Co.	300	7
Panhandle Royalty Co.	100	2

		519,822

Financials (13.5%)
Citigroup, Inc.	1,729,675	96,343
Bank of America Corp.	1,583,380	84,537
JPMorgan Chase&Co.	1,214,461	58,659
American International Group, Inc.	772,814	55,380
Wells Fargo&Co.	1,116,741	39,711
Wachovia Corp.	669,726	38,141
Morgan Stanley	337,588	27,490
Merrill Lynch&Co., Inc.	293,756	27,349
The Goldman Sachs Group, Inc.	135,932	27,098
American Express Co.	382,514	23,207
U.S. Bancorp	621,787	22,503
Fannie Mae	339,502	20,163
Freddie Mac	242,133	16,441
MetLife, Inc.	265,735	15,681
Washington Mutual, Inc.	335,051	15,241
Prudential Financial, Inc.	169,734	14,573
The Allstate Corp.	209,226	13,623
The St. Paul Travelers, Cos. Inc.	241,772	12,981
Lehman Brothers Holdings, Inc.	159,822	12,485
Capital One Financial Corp.	142,980	10,984
The Bank of New York Co., Inc.	267,028	10,513
SunTrust Banks, Inc.	121,327	10,246
The Hartford Financial Services Group Inc.	106,470	9,935
* Berkshire Hathaway Inc. Class A	89	9,789
Regions Financial Corp.	254,639	9,524
Countrywide Financial Corp.	214,156	9,091
BB&T Corp.	187,883	8,254
AFLAC Inc.	173,676	7,989
Simon Property Group, Inc. REIT	77,447	7,845
State Street Corp.	115,929	7,818
National City Corp.	210,003	7,678
PNC Financial Services Group	103,027	7,628
The Chubb Corp.	143,789	7,608
Charles Schwab Corp.	379,694	7,343
Fifth Third Bancorp	175,751	7,194
SLM Corp.	143,529	7,000
ACE Ltd.	113,960	6,903
Franklin Resources Corp.	61,932	6,823
Lincoln National Corp.	98,320	6,528
Bear Stearns Co., Inc.	40,104	6,528
Progressive Corp. of Ohio	256,746	6,218
The Chicago Mercantile Exchange	12,161	6,199
* Berkshire Hathaway Inc. Class B	1,674	6,137
Mellon Financial Corp.	144,015	6,070
Equity Office Properties Trust REIT	122,488	5,900
Vornado Realty Trust REIT	47,799	5,808
Moody's Corp.	83,923	5,796
Marsh&McLennan Cos., Inc.	182,949	5,609
Loews Corp.	134,960	5,597
The Principal Financial Group, Inc.	94,213	5,530
Genworth Financial Inc.	159,432	5,454
KeyCorp	141,317	5,374
ProLogis REIT	85,849	5,217
Equity Residential REIT	101,854	5,169
XL Capital Ltd. Class A	63,201	4,552
Archstone-Smith Trust REIT	74,989	4,365
Public Storage, Inc. REIT	44,145	4,304
Boston Properties, Inc. REIT	38,081	4,261
Host Marriott Corp. REIT	173,469	4,259
Ameriprise Financial, Inc.	76,991	4,196
Legg Mason Inc.	43,737	4,157
General Growth Properties Inc. REIT	76,108	3,975
Northern Trust Corp.	64,958	3,942
CIT Group Inc.	69,714	3,888
Marshall&Ilsley Corp.	80,522	3,874
T. Rowe Price Group Inc.	87,015	3,809
Kimco Realty Corp. REIT	78,867	3,545
Aon Corp.	99,064	3,501
MBIA, Inc.	47,256	3,453
Avalonbay Communities, Inc. REIT	26,155	3,401
Sovereign Bancorp, Inc.	133,380	3,387
* E*TRADE Financial Corp.	149,975	3,362
Comerica, Inc.	56,939	3,341
Ambac Financial Group, Inc.	37,171	3,311
Zions Bancorp	35,607	2,935
M&T Bank Corp.	23,323	2,849
Synovus Financial Corp.	90,958	2,804
Hudson City Bancorp, Inc.	189,687	2,633
Cincinnati Financial Corp.	57,865	2,622
Compass Bancshares Inc.	43,012	2,566
Safeco Corp.	40,846	2,555
Health Care Properties Investors REIT	68,158	2,510
Plum Creek Timber Co. Inc. REIT	62,889	2,506
UnumProvident Corp.	120,209	2,498
Developers Diversified Realty Corp. REIT	38,507	2,424
SL Green Realty Corp. REIT	17,400	2,310
American Capital Strategies, Ltd.	49,850	2,306
* Realogy Corp.	75,583	2,292
Everest Re Group, Ltd.	22,800	2,237
* CB Richard Ellis Group, Inc.	66,706	2,215
Torchmark Corp.	34,663	2,210
Commerce Bancorp, Inc.	62,174	2,193
The Macerich Co. REIT	25,185	2,180
iStar Financial Inc. REIT	43,928	2,101
Assurant, Inc.	37,642	2,080
Mercantile Bankshares Corp.	43,956	2,057
W.R. Berkley Corp.	57,329	1,978
Duke Realty Corp. REIT	47,327	1,936
Apartment Investment&Management Co. Class A REIT	34,089	1,910
Huntington Bancshares Inc.	79,419	1,886
Regency Centers Corp. REIT	24,105	1,884
*^ NYSE Group Inc.	19,200	1,866
MGIC Investment Corp.	29,717	1,859
AMB Property Corp. REIT	30,946	1,814
Old Republic International Corp.	76,733	1,786
Fidelity National Financial, Inc. Class A	73,185	1,748
TD Ameritrade Holding Corp.	107,132	1,733
First Horizon National Corp.	41,438	1,731
A.G. Edwards&Sons, Inc.	26,857	1,700
^ Allied Capital Corp.	51,197	1,673
Popular, Inc.	92,909	1,668
Federal Realty Investment Trust REIT	19,428	1,651
Leucadia National Corp.	56,988	1,607
Axis Capital Holdings Ltd.	48,100	1,605
Janus Capital Group Inc.	72,739	1,570
Radian Group, Inc.	28,953	1,561
^ Liberty Property Trust REIT	31,635	1,555
* Markel Corp.	3,230	1,551
White Mountains Insurance Group Inc.	2,651	1,536
United Dominion Realty Trust REIT	47,380	1,506
New York Community Bancorp, Inc.	93,358	1,503
Camden Property Trust REIT	19,780	1,461
Associated Banc-Corp	41,757	1,456
Nuveen Investments, Inc. Class A	27,919	1,448
RenaissanceRe Holdings Ltd.	24,000	1,440
The PMI Group Inc.	30,500	1,439
Hospitality Properties Trust REIT	30,245	1,438
Eaton Vance Corp.	43,153	1,424
PartnerRe Ltd.	19,976	1,419
* IntercontinentalExchange Inc.	13,000	1,403
Ventas, Inc. REIT	33,035	1,398
SEI Investments Co.	22,504	1,340
Reckson Associates Realty Corp. REIT	29,323	1,337
The St. Joe Co.	24,909	1,334
Forest City Enterprise Class A	22,768	1,330
Weingarten Realty Investors REIT	28,434	1,311
TD Banknorth, Inc.	40,312	1,301
Colonial BancGroup, Inc.	49,043	1,262
HCC Insurance Holdings, Inc.	39,089	1,254
UnionBanCal Corp.	20,244	1,240
Jones Lang LaSalle Inc.	12,811	1,181
First American Corp.	29,007	1,180
Brown&Brown, Inc.	41,716	1,177
BRE Properties Inc. Class A REIT	18,090	1,176
* AmeriCredit Corp.	46,127	1,161
* Affiliated Managers Group, Inc.	10,963	1,153
TCF Financial Corp.	41,843	1,147
* CBOT Holdings, Inc. Class A	7,454	1,129
Mack-Cali Realty Corp. REIT	21,989	1,121
Protective Life Corp.	23,360	1,110
Rayonier Inc. REIT	27,030	1,110
CapitalSource Inc. REIT	40,052	1,094
IndyMac Bancorp, Inc.	24,171	1,092
Health Care Inc. REIT	24,986	1,075
* Conseco, Inc.	53,550	1,070
Brandywine Realty Trust REIT	31,987	1,064
Sky Financial Group, Inc.	37,112	1,059
* Arch Capital Group Ltd.	15,640	1,057
Valley National Bancorp	39,180	1,039
* Nasdaq Stock Market Inc.	33,477	1,031
Nationwide Financial Services, Inc.	18,975	1,028
Alexandria Real Estate Equities, Inc. REIT	10,228	1,027
Fulton Financial Corp.	61,447	1,026
City National Corp.	14,303	1,018
Federated Investors, Inc.	30,125	1,018
New Plan Excel Realty Trust REIT	36,912	1,014
Commerce Bancshares, Inc.	20,952	1,014
Arthur J. Gallagher&Co.	34,201	1,011
^ Thornburg Mortgage, Inc. REIT	39,809	1,000
Essex Property Trust, Inc. REIT	7,728	999
Investors Financial Services Corp.	23,292	994
Raymond James Financial, Inc.	32,680	991
Astoria Financial Corp.	32,495	980
Cullen/Frost Bankers, Inc.	17,546	979
Realty Income Corp. REIT	35,306	978
Bank of Hawaii Corp.	18,073	975
Annaly Mortgage Management Inc. REIT	70,062	975
Erie Indemnity Co. Class A	16,753	971
Webster Financial Corp.	19,780	964
Wilmington Trust Corp.	22,841	963
Jefferies Group, Inc.	35,628	956
Taubman Co. REIT	18,700	951
CBL&Associates Properties, Inc. REIT	21,588	936
* Philadelphia Consolidated Holding Corp.	20,987	935
The First Marblehead Corp.	16,762	916
HRPT Properties Trust REIT	74,153	916
Kilroy Realty Corp. REIT	11,500	897
People's Bank	19,929	889
StanCorp Financial Group, Inc.	19,398	874
The Hanover Insurance Group Inc.	17,843	871
Nationwide Health Properties, Inc. REIT	28,137	850
Unitrin, Inc.	16,951	849
Waddell&Reed Financial, Inc.	30,187	826
American Financial Group, Inc.	22,780	818
KKR Financial Corp. REIT	28,451	762
First Industrial Realty Trust REIT	15,964	749
Endurance Specialty Holdings Ltd.	19,900	728
Washington Federal Inc.	30,765	724
Whitney Holdings Corp.	22,058	720
Corporate Office Properties Trust, Inc. REIT	14,242	719
Colonial Properties Trust REIT	15,314	718
Home Properties, Inc. REIT	11,789	699
Post Properties, Inc. REIT	15,154	693
East West Bancorp, Inc.	19,424	688
First Midwest Bancorp, Inc.	17,754	687
FirstMerit Corp.	28,360	685
Crescent Real Estate, Inc. REIT	34,593	683
Montpelier Re Holdings Ltd.	36,708	683
BancorpSouth, Inc.	25,221	676
The South Financial Group, Inc.	25,434	676
* Knight Capital Group, Inc. Class A	35,168	674
Healthcare Realty Trust Inc. REIT	16,997	672
Senior Housing Properties Trust REIT	27,354	670
Ohio Casualty Corp.	22,362	667
* Alleghany Corp.	1,832	666
Highwood Properties, Inc. REIT	16,255	663
BioMed Realty Trust, Inc. REIT	23,000	658
* Investment Technology Group, Inc.	15,337	658
LaSalle Hotel Properties REIT	14,260	654
Platinum Underwriters Holdings, Ltd.	20,900	647
Apollo Investment Corp.	28,774	645
Washington REIT	15,877	635
Delphi Financial Group, Inc.	15,214	616
Reinsurance Group of America, Inc.	10,987	612
The Phoenix Cos., Inc.	38,330	609
UCBH Holdings, Inc.	34,397	604
International Securities Exchange, Inc.	12,816	600
Potlatch Corp. REIT	13,588	595
Transatlantic Holdings, Inc.	9,470	588
Selective Insurance Group	10,250	587
NewAlliance Bancshares, Inc.	35,781	587
American Home Mortgage Investment Corp. REIT	16,706	587
Digital Realty Trust, Inc. REIT	17,100	585
* SVB Financial Group	12,524	584
Aspen Insurance Holdings Ltd.	21,930	578
Strategic Hotels and Resorts, Inc. REIT	26,500	577
IPC Holdings Ltd.	18,100	569
Westamerica Bancorporation	11,218	568
Umpqua Holdings Corp.	19,288	568
Cathay General Bancorp	16,430	567
First Niagara Financial Group, Inc.	37,421	556
Zenith National Insurance Corp.	11,853	556
Trustmark Corp.	16,903	553
Entertainment Properties Trust REIT	9,334	545
Sunstone Hotel Investors, Inc. REIT	20,375	545
Commerce Group, Inc.	18,100	538
Downey Financial Corp.	7,386	536
Maguire Properties, Inc. REIT	13,400	536
* ProAssurance Corp.	10,600	529
National Financial Partners Corp.	12,025	529
New Century Financial Corp. REIT	16,728	528
Pacific Capital Bancorp	15,702	527
American Financial Realty Trust REIT	45,500	521
Mercury General Corp.	9,755	514
Newcastle Investment Corp. REIT	16,031	502
Redwood Trust, Inc. REIT	8,626	501
Cash America International Inc.	10,587	497
Assured Guaranty Ltd.	18,600	495
Hilb, Rogal and Hamilton Co.	11,700	493
Equity Lifestyle Properties, Inc. REIT	9,050	493
Chittenden Corp.	16,027	492
Pennsylvania REIT	12,449	490
United Bankshares, Inc.	12,625	488
Longview Fibre Co. REIT	22,209	487
First Community Bancorp	9,291	486
International Bancshares Corp.	15,437	477
* Piper Jaffray Cos., Inc.	7,310	476
Cousins Properties, Inc. REIT	13,478	475
Greater Bay Bancorp	18,007	474
Lexington Corporate Properties Trust REIT	21,053	472
UMB Financial Corp.	12,921	472
Spirit Finance Corp. REIT	37,665	470
Sterling Financial Corp.	13,870	469
Mid-America Apartment Communities, Inc. REIT	8,033	460
PS Business Parks, Inc. REIT	6,502	460
MAF Bancorp, Inc.	10,276	459
DiamondRock Hospitality Co. REIT	25,460	459
Hancock Holding Co.	8,655	457
BOK Financial Corp.	8,312	457
FelCor Lodging Trust, Inc. REIT	20,868	456
Friedman, Billings, Ramsey Group, Inc. REIT	56,688	454
Susquehanna Bancshares, Inc.	16,694	449
National Retail Properties REIT	19,409	445
LandAmerica Financial Group, Inc.	7,045	445
EastGroup Properties, Inc. REIT	8,300	445
* Argonaut Group, Inc.	12,729	444
R.L.I. Corp.	7,630	430
Inland Real Estate Corp. REIT	22,954	430
MCG Capital Corp.	21,000	427
Provident Bankshares Corp.	11,702	417
Frontier Financial Corp.	14,250	417
F.N.B. Corp.	22,681	414
* First Federal Financial Corp.	6,132	411
Old National Bancorp	21,424	405
Citizens Banking Corp.	15,172	402
Mills Corp. REIT	20,022	400
Provident Financial Services Inc.	22,026	399
Wintrust Financial Corp.	8,132	390
Park National Corp.	3,930	389
Central Pacific Financial Co.	10,003	388
Fremont General Corp.	23,607	383
Trustreet Properties, Inc. REIT	22,555	380
First Citizens BancShares Class A	1,859	377
Sovran Self Storage, Inc. REIT	6,500	372
Greenhill&Co., Inc.	5,000	369
United Community Banks, Inc.	11,400	368
Omega Healthcare Investors, Inc. REIT	20,766	368
RAIT Financial Trust REIT	10,655	367
Equity One, Inc. REIT	13,683	365
Tanger Factory Outlet Centers, Inc. REIT	9,278	363
Ares Capital Corp.	18,837	360
First Commonwealth Financial Corp.	26,533	356
Glacier Bancorp, Inc.	14,578	356
* Signature Bank	11,431	354
Max Re Capital Ltd.	14,200	352
Global Signal, Inc. REIT	6,660	351
Republic Bancorp, Inc.	26,021	350
TrustCo Bank NY	31,159	346
* World Acceptance Corp.	7,337	344
Horace Mann Educators Corp.	16,785	339
^ Novastar Financial, Inc. REIT	12,700	338
Infinity Property&Casualty Corp.	6,941	336
First Republic Bank	8,450	330
MB Financial, Inc.	8,762	330
Extra Space Storage Inc. REIT	17,979	328
* USI Holdings Corp.	21,219	326
Franklin Street Properties Corp. REIT	15,387	324
U-Store-It Trust REIT	15,495	318
Odyssey Re Holdings Corp.	8,450	315
NBT Bancorp, Inc.	12,353	315
* Move, Inc.	56,701	312
Alabama National BanCorporation	4,500	309
PrivateBancorp, Inc.	7,402	308
Highland Hospitality Corp. REIT	21,600	308
PFF Bancorp, Inc.	8,909	307
Brookline Bancorp, Inc.	22,889	301
Glimcher Realty Trust REIT	11,234	300
City Holding Co.	7,327	300
Bank Mutual Corp.	24,611	298
Chemical Financial Corp.	8,921	297
Boston Private Financial Holdings, Inc.	10,263	290
Advanta Corp. Class A	7,263	289
Hanmi Financial Corp.	12,669	285
First Charter Corp.	11,600	285
Community Bank System, Inc.	12,400	285
NorthStar Realty Finance Corp. REIT	17,158	284
Sterling Bancshares, Inc.	21,750	283
optionsXpress Holdings Inc.	12,467	283
National Health Investors REIT	8,500	281
Student Loan Corp.	1,350	280
National Penn Bancshares Inc.	13,757	279
* GFI Group Inc.	4,442	277
Amcore Financial, Inc.	8,400	274
Mid-State Bancshares	7,500	273
BankUnited Financial Corp.	9,685	271
First BanCorp Puerto Rico	28,300	270
CVB Financial Corp.	18,523	268
Ramco-Gershenson Properties Trust REIT	7,010	267
Saul Centers, Inc. REIT	4,843	267
S&T Bancorp, Inc.	7,676	266
Equity Inns, Inc. REIT	16,600	265
* Investors Bancorp, Inc.	16,746	263
Prosperity Bancshares, Inc.	7,600	262
Fidelity Bankshares, Inc.	6,602	262
* Ocwen Financial Corp.	16,500	262
Capitol Federal Financial	6,744	259
Capital Trust Class A REIT	5,099	255
Corus Bankshares Inc.	10,980	253
* EZCORP, Inc.	15,438	251
Impac Mortgage Holdings, Inc. REIT	28,200	248
Stewart Information Services Corp.	5,720	248
Financial Federal Corp.	8,400	247
* Centennial Bank Holdings Inc.	26,091	247
Community Banks, Inc.	8,882	247
Anthracite Capital Inc. REIT	19,300	246
* CompuCredit Corp.	6,159	245
* First Cash Financial Services, Inc.	9,400	243
* Triad Guaranty, Inc.	4,400	241
* LaBranche&Co. Inc.	23,799	234
Community Trust Bancorp Inc.	5,623	234
Parkway Properties Inc. REIT	4,569	233
W Holding Co., Inc.	38,755	231
Westbanco Inc.	6,851	230
Getty Realty Holding Corp. REIT	7,427	229
Northwest Bancorp, Inc.	8,313	228
Independent Bank Corp. (MI)	9,005	228
Acadia Realty Trust REIT	9,000	225
Ashford Hospitality Trust REIT	17,965	224
* Universal American Financial Corp.	11,957	223
Cascade Bancorp	7,181	223
Alfa Corp.	11,801	222
LTC Properties, Inc. REIT	8,100	221
Calamos Asset Management, Inc.	8,204	220
United Fire&Casualty Co.	6,201	219
First Financial Bankshares, Inc.	5,210	218
Arbor Realty Trust, Inc. REIT	7,200	217
Provident New York Bancorp, Inc.	14,330	215
Harleysville National Corp.	11,016	213
Innkeepers USA Trust REIT	13,700	212
BankAtlantic Bancorp, Inc. Class A	15,335	212
Investors Real Estate Trust REIT	20,624	212
American Equity Investment Life Holding Co.	16,100	210
* Dollar Financial Corp.	7,500	209
* Texas Capital Bancshares, Inc.	10,457	208
American Campus Communities, Inc. REIT	7,300	208
Integra Bank Corp.	7,550	208
MFA Mortgage Investments, Inc. REIT	27,000	208
* Western Alliance Bancorp	5,940	207
FBL Financial Group, Inc. Class A	5,283	206
Advance America, Cash Advance Centers, Inc.	14,059	206
* Franklin Bank Corp.	9,915	204
* Pinnacle Financial Partners, Inc.	6,068	201
* Accredited Home Lenders Holding Co.	7,343	200
BankFinancial Corp.	11,240	200
West Coast Bancorp	5,697	197
* Navigators Group, Inc.	4,093	197
First Financial Bancorp	11,782	196
Bank of the Ozarks, Inc.	5,908	195
Deerfield Triarc Capital Corp. REIT	11,524	195
First Potomac REIT	6,595	192
* The Bancorp Inc.	6,458	191
Independent Bank Corp. (MA)	5,300	191
Sandy Spring Bancorp, Inc.	5,000	191
TierOne Corp.	6,016	190
* Portfolio Recovery Associates, Inc.	4,000	187
Anchor Bancorp Wisconsin Inc.	6,479	187
SWS Group, Inc.	5,214	186
Sun Communities, Inc. REIT	5,726	185
Sterling Financial Corp. (PA)	7,818	185
Cedar Shopping Centers, Inc. REIT	11,600	185
Capitol Bancorp Ltd.	3,990	184
Nara Bancorp, Inc.	8,589	180
* Tejon Ranch Co.	3,200	179
* PXRE Group Ltd.	38,640	178
Partners Trust Financial Group, Inc.	15,296	178
Midland Co.	4,236	178
KNBT Bancorp Inc.	10,617	178
Winston Hotels, Inc. REIT	13,300	176
National Western Life Insurance Co. Class A	757	174
First Financial Corp. (IN)	4,881	173
IBERIABANK Corp.	2,900	171
Tower Group, Inc.	5,500	171
Dime Community Bancshares	12,112	170
Gramercy Capital Corp. REIT	5,483	169
* Seabright Insurance Holdings, Inc.	9,400	169
Renasant Corp.	5,505	169
ASTA Funding, Inc.	5,500	167
Safety Insurance Group, Inc.	3,289	167
Medical Properties Trust Inc. REIT	10,886	167
Columbia Banking System, Inc.	4,734	166
* CNA Surety Corp.	7,710	166
Flagstar Bancorp, Inc.	11,054	164
TriCo Bancshares	5,978	163
* Nexcen Brands, Inc.	22,492	163
* United America Indemnity, Ltd.	6,400	162
Simmons First National Corp.	5,137	162
State Auto Financial Corp.	4,617	160
First Busey Corp.	6,911	159
* Nelnet, Inc.	5,800	159
* Tradestation Group Inc.	11,517	158
* Sun Bancorp, Inc. (NJ)	7,510	158
First Financial Holdings, Inc.	4,035	158
First Source Corp.	4,893	157
Wilshire Bancorp Inc.	8,250	157
* American Physicians Capital, Inc.	3,900	156
* Northern Empire Bancshares	5,265	156
Placer Sierra Bancshares	6,500	155
WSFS Financial Corp.	2,300	154
Cohen&Steers, Inc.	3,800	153
U.S.B. Holding Co., Inc.	6,327	152
CentraCore Properties Trust	4,700	152
Heritage Commerce Corp.	5,700	152
Kite Realty Group Trust REIT	8,123	151
Southside Bancshares, Inc.	5,868	151
First Merchants Corp.	5,502	150
Southwest Bancorp, Inc.	5,344	149
21st Century Insurance Group	8,370	148
First State Bancorporation	5,968	148
Interchange Financial Services Corp.	6,412	147
Presidential Life Corp.	6,700	147
Virginia Financial Group, Inc.	5,250	147
Old Second Bancorp, Inc.	5,015	147
Coastal Financial Corp.	8,603	144
* Virginia Commerce Bancorp, Inc.	7,246	144
AmericanWest Bancorporation	5,896	143
PremierWest Bancorp	8,890	142
Universal Health Realty Income REIT	3,600	140
Resource America, Inc.	5,286	140
Macatawa Bank Corp.	6,547	139
Peoples Bancorp, Inc.	4,682	139
^ First South Bancorp, Inc.	4,352	139
Banner Corp.	3,100	137
Suffolk Bancorp	3,600	137
Omega Financial Corp.	4,300	137
Harleysville Group, Inc.	3,917	136
Capital City Bank Group, Inc.	3,850	136
Irwin Financial Corp.	5,987	135
Capital Lease Funding, Inc. REIT	11,600	135
* Superior Bancorp	11,858	134
Hersha Hospitality Trust REIT	11,800	134
Alesco Financial, Inc. REIT	12,500	134
GMH Communities Trust REIT	12,909	131
Anworth Mortgage Asset Corp. REIT	13,762	131
Government Properties Trust, Inc. REIT	12,220	130
First Bancorp (NC)	5,917	129
Provident Financial Holdings, Inc.	4,232	129
* FPIC Insurance Group, Inc.	3,300	129
BancTrust Financial Group, Inc.	5,033	128
Republic Bancorp, Inc. Class A	5,118	128
MortgageIT Holdings Inc. REIT	8,660	128
First Indiana Corp.	5,007	127
Bank of Granite Corp.	6,687	127
Lakeland Bancorp, Inc.	8,452	126
* Citizens, Inc.	19,069	126
* Stifel Financial Corp.	3,200	126
Washington Trust Bancorp, Inc.	4,493	125
* United PanAm Financial Corp.	9,092	125
* Stratus Properties Inc.	3,904	125
Pennfed Financial Services, Inc.	6,448	125
Consolidated-Tomoka Land Co.	1,700	123
First Place Financial Corp.	5,236	123
Clifton Savings Bancorp, Inc.	10,022	122
First Community Bancshares, Inc.	3,079	122
Luminent Mortgage Capital, Inc. REIT	12,400	120
Midwest Banc Holdings, Inc.	5,040	120
Cardinal Financial Corp.	11,648	119
ITLA Capital Corp.	2,061	119
Univest Corp. of Pennsylvania	3,905	119
Mainsource Financial Group, Inc.	6,981	118
Center Financial Corp.	4,915	118
Taylor Capital Group, Inc.	3,200	117
Doral Financial Corp.	40,561	116
Oriental Financial Group Inc.	8,981	116
Abington Community Bankcorp, Inc.	6,052	116
Mission West Properties Inc. REIT	8,800	115
Union Bankshares Corp.	3,750	115
Peapack Gladstone Financial Corp.	4,063	114
Sterling Bancorp	5,785	114
TIB Financial Corp.	6,514	114
Capital Southwest Corp.	901	114
BancFirst Corp.	2,100	113
Yardville National Bancorp	3,002	113
Seacoast Banking Corp. of Florida	4,564	113
JER Investors Trust Inc. REIT	5,472	113
Direct General Corp.	5,426	112
Clark, Inc.	6,700	111
* Capital Crossing Bank	3,712	111
Urstadt Biddle Properties Class A REIT	5,766	110
Tompkins Trustco, Inc.	2,390	109
Gladstone Commercial Corp. REIT	5,300	107
City Bank Lynnwood (WA)	2,965	106
* First Regional Bancorp	3,100	106
One Liberty Properties, Inc. REIT	4,200	106
Heartland Financial USA, Inc.	3,655	105
* Affordable Residential Communities	9,049	105
* Pacific Mercantile Bancorp	6,491	105
CoBiz Inc.	4,773	105
Capital Corp. of the West	3,272	105
State National Bancshares, Inc.	2,700	104
Flushing Financial Corp.	6,052	103
Agree Realty Corp. REIT	3,000	103
Great Southern Bancorp, Inc.	3,476	103
North Valley Bancorp	5,518	102
American Mortgage Acceptance Co. REIT	6,015	102
* Intervest Bancshares Corp.	2,948	101
FNB Financial Services Corp.	6,790	101
Eastern Virginia Bankshares, Inc.	4,460	101
State Bancorp, Inc.	5,243	100
* PMA Capital Corp. Class A	10,712	99
* Wauwatosa Holdings, Inc.	5,541	99
National Health Realty Inc. REIT	4,100	98
German American Bancorp	6,797	98
Farmers Capital Bank Corp.	2,861	98
* First Mariner Bancorp, Inc.	5,242	97
Charter Financial Corp.	1,879	97
Arrow Financial Corp.	3,905	97
Greater Community Bancorp	5,400	97
Royal Bancshares of Pennsylvania, Inc.	3,660	96
SCBT Financial Corp.	2,303	96
Horizon Financial Corp.	3,993	96
* Asset Acceptance Capital Corp.	5,694	96
UMH Properties, Inc. REIT	6,159	95
Winthrop Realty Trust Inc. REIT	13,798	95
Massbank Corp.	2,871	94
Sanders Morris Harris Group Inc.	7,301	93
* Republic First Bancorp, Inc.	7,190	93
* Consumer Portfolio Services, Inc.	14,200	92
CFS Bancorp, Inc.	6,300	92
Lakeland Financial Corp.	3,598	92
* Ameriserv Financial Inc.	18,587	92
BNP Residential Properties, Inc. REIT	3,789	92
Mercantile Bank Corp.	2,425	91
Willow Grove Bancorp, Inc.	6,120	91
HMN Financial, Inc.	2,621	90
Education Realty Trust, Inc. REIT	6,121	90
* PICO Holdings, Inc.	2,596	90
S.Y. Bancorp, Inc.	3,189	89
Greene County Bancshares	2,225	88
NYMAGIC, Inc.	2,400	88
Heritage Financial Corp.	3,576	88
Advanta Corp. Class B	2,000	87
* Encore Capital Group, Inc.	6,923	87
Atlantic Coast Federal Corp.	4,745	87
FNB Corp. (VA)	2,060	86
FNB Corp. (NC)	4,656	85
Thomas Properties Group, Inc.	5,320	85
Camden National Corp.	1,840	85
Citizens 1st Bancorp, Inc.	2,748	84
Financial Institutions, Inc.	3,651	84
Bristol West Holdings, Inc.	5,200	82
Merchants Bancshares, Inc.	3,511	81
* U.S. Global Investors, Inc. Class A	1,200	81
^ Capstead Mortgage Corp. REIT	9,712	81
Gamco Investors Inc. Class A	2,093	80
Bryn Mawr Bank Corp.	3,402	80
Pulaski Financial Corp.	5,046	80
* Community Bancorp	2,650	80
Associated Estates Realty Corp. REIT	5,808	80
OceanFirst Financial Corp.	3,436	79
Rainier Pacific Financial Group Inc.	3,925	78
Capital Bank Corp.	4,502	77
First M&F Corp.	3,952	77
* The Enstar Group, Inc.	800	77
Camco Financial Corp.	6,005	77
^ W.P. Stewart&Co., Ltd.	4,800	76
* Great Lakes Bancorp, Inc.	5,407	76
EMC Insurance Group, Inc.	2,195	75
Security Bank Corp.	3,272	75
United Community Financial Corp.	5,993	73
West Bancorporation	4,121	73
Comm Bancorp, Inc.	1,686	73
First Federal Bancshares of Arkansas, Inc.	2,933	71
NetBank, Inc.	15,222	71
* MarketAxess Holdings, Inc.	5,187	70
Fieldstone Investment Corp. REIT	15,980	70
Scottish Re Group Ltd.	13,100	70
^ Gladstone Capital Corp.	2,919	70
* Primus Guaranty, Ltd.	5,967	69
Kearny Financial Corp.	4,284	69
R&G Financial Corp. Class B	8,947	68
Wainwright Bank&Trust Co.	6,174	68
Ameris Bancorp	2,421	68
Medallion Financial Corp.	5,480	68
Jefferson Bancshares, Inc.	5,200	68
Unity Bancorp, Inc.	4,599	68
* Temecula Valley Bancorp, Inc.	2,863	67
HomeBanc Corp. REIT	15,700	66
LSB Corp.	4,028	66
Federal Agricultural Mortgage Corp. Class A	3,500	66
Baldwin&Lyons, Inc. Class B	2,573	66
Opteum Inc. REIT	8,621	66
Gladstone Investment Corp.	4,218	65
PMC Commercial Trust REIT	4,300	65
*^ Harris&Harris Group, Inc.	5,300	64
American Land Lease, Inc. REIT	2,400	64
* Credit Acceptance Corp.	1,900	63
HF Financial Corp.	3,644	63
Citizens&Northern Corp.	2,870	63
Preferred Bank, Los Angeles	1,049	63
* KMG America Corp.	6,538	63
* Quanta Capital Holdings Ltd.	28,865	62
MutualFirst Financial Inc.	2,926	62
* United Capital Corp.	2,064	61
* Meadowbrook Insurance Group, Inc.	6,100	60
* Ampal-American Israel Corp.	12,344	59
Berkshire Hills Bancorp, Inc.	1,741	58
Municipal Mortgage&Equity, L.L.C	1,769	57
Independence Holding Co.	2,602	57
^ Colony Bankcorp, Inc.	3,062	54
Vineyard National Bancorp Co.	2,300	53
Technology Investment Capital Corp.	3,270	53
* Marlin Business Services Inc.	2,196	53
* Penn Treaty American Corp.	6,755	52
Enterprise Financial Services Corp.	1,585	52
MBT Financial Corp.	3,330	51
Northrim Bancorp Inc.	1,890	50
Ames National Corp.	2,315	49
First Defiance Financial Corp.	1,600	48
Texas United Bancshares	1,400	48
Columbia Bancorp (OR)	1,800	48
Republic Property Trust REIT	4,100	47
American National Bankshares Inc.	1,983	46
Exchange National Bancshares, Inc.	1,461	46
Center Bancorp, Inc.	2,900	46
GB&T Bancshares, Inc.	2,045	45
BCSB Bankcorp, Inc.	3,006	45
* Newtek Business Services, Inc.	22,635	45
Investors Title Co.	812	43
Newkirk Realty Trust Inc.	2,300	41
Smithtown Bancorp, Inc.	1,504	41
PAB Bankshares, Inc.	1,900	41
* First Acceptance Corp.	3,700	40
Century Bancorp, Inc. Class A	1,440	39
* James River Group Inc.	1,200	39
Codorus Valley Bancorp, Inc.	1,903	38
Oak Hill Financial, Inc.	1,356	38
United Security Bancshares, Inc.	1,292	38
Patriot Capital Funding Inc.	2,500	36
* Rewards Network Inc.	5,200	36
TF Financial Corp.	1,161	36
Westfield Financial, Inc.	1,000	35
Westwood Holdings Group, Inc.	1,500	35
* Amerisafe Inc.	2,200	34
* SCPIE Holdings Inc.	1,300	34
Penns Woods Bancorp, Inc.	864	33
New York Mortgage Trust, Inc. REIT	10,700	33
Columbia Equity Trust Inc. REIT	1,700	32
* QC Holdings Inc.	2,008	32
Wayne Savings Bancshares, Inc.	2,079	30
MVC Capital, Inc.	2,200	29
HopFed Bancorp, Inc.	1,815	29
Citizens South Banking Corp.	2,237	29
* ECC Capital Corp. REIT	23,635	28
National Bankshares, Inc.	1,098	26
K-Fed Bancorp	1,336	25
Ameriana Bancorp	1,926	25
Donegal Group Inc.	1,200	24
First Security Group Inc.	2,000	23
Shore Bancshares, Inc.	750	23
LSB Bancshares, Inc.	1,318	22
Commercial Bankshares, Inc.	584	22
Crawford&Co. Class B	2,850	21
Landmark Bancorp Inc.	714	20
* American Independence Corp.	1,770	19
* First Keystone Financial, Inc.	958	19
* Wellsford Real Properties Inc.	2,356	18
* HouseValues, Inc.	3,100	17
Cadence Financial Corp.	800	17
United Security Bancshares (CA)	716	17
Meta Financial Group, Inc.	554	17
ProCentury Corp.	800	15
Team Financial, Inc.	820	13
Centerstate Banks of Florida	600	13
Eagle Hospitality Properties Trust Inc. REIT	1,300	12
* Specialty Underwriters' Alliance, Inc.	1,400	12
BRT Realty Trust REIT	400	11
America First Apartment Investors, Inc. REIT	577	11
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	10
Greater Delaware Valley Savings Bank	459	10
Sierra Bancorp	300	9
Affirmative Insurance Holdings, Inc.	500	8
* Affordable Residential Communities Rights Exp. 1/23/07	9,049	8
Summit Bank Corp.	300	7
Origen Financial, Inc. REIT	1,000	7
* ZipRealty, Inc.	900	7
United Financial Corp.	255	6
Cascade Financial Corp.	375	6
Delta Financial Corp.	600	6
Lincoln Bancorp	300	6
Fidelity Southern Corp.	300	6
AmeriVest Properties, Inc. REIT	13,300	5
Habersham Bancorp	200	5
Eagle Bancorp, Inc.	260	5
Southern Community Financial Corp.	400	4
Yadkin Valley Bank and Trust Co.	200	4
First National Lincoln Corp.	200	3
Synergy Financial Group, Inc.	200	3
Princeton National Bancorp, Inc.	99	3
Federal Agricultural Mortgage Corp. Class C	100	3
Desert Community Bank	128	2
Community Capital Corp.	100	2
Pacific Continental Corp.	100	2
* Horizon Group Properties, Inc. REIT	270	2
Monmouth Real Estate Investment Corp. REIT	200	2
Feldman Mall Properties, Inc. REIT	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* EBS Litigation LLC	6,856	-
* Vesta Insurance Group, Inc.	4,693	-

		1,250,062

Health Care (7.2%)
Johnson&Johnson	1,023,369	67,563
Pfizer Inc.	2,550,837	66,067
Merck&Co., Inc.	761,372	33,196
* Amgen, Inc.	409,582	27,979
Abbott Laboratories	534,523	26,037
UnitedHealth Group Inc.	471,326	25,324
Wyeth	470,836	23,975
Medtronic, Inc.	403,791	21,607
Eli Lilly&Co.	355,989	18,547
Bristol-Myers Squibb Co.	688,026	18,109
* WellPoint Inc.	216,889	17,067
* Genentech, Inc.	165,772	13,449
Schering-Plough Corp.	518,285	12,252
Baxter International, Inc.	228,281	10,590
* Gilead Sciences, Inc.	159,904	10,383
Cardinal Health, Inc.	141,954	9,146
Caremark Rx, Inc.	149,418	8,533
Aetna Inc.	191,674	8,277
* Boston Scientific Corp.	437,901	7,523
* Celgene Corp.	130,387	7,501
* Zimmer Holdings, Inc.	85,013	6,663
* Thermo Fisher Scientific, Inc.	142,792	6,467
Allergan, Inc.	52,898	6,334
Becton, Dickinson&Co.	85,625	6,007
* Biogen Idec Inc.	120,272	5,916
* Genzyme Corp.	91,488	5,634
* Forest Laboratories, Inc.	111,270	5,630
* Medco Health Solutions, Inc.	102,874	5,498
Stryker Corp.	99,636	5,491
CIGNA Corp.	38,879	5,115
McKesson Corp.	99,537	5,047
* St. Jude Medical, Inc.	123,463	4,514
Biomet, Inc.	81,713	3,372
* Laboratory Corp. of America Holdings	43,937	3,228
* Humana Inc.	57,963	3,206
AmerisourceBergen Corp.	70,726	3,180
Quest Diagnostics, Inc.	58,880	3,121
C.R. Bard, Inc.	36,392	3,019
* Express Scripts Inc.	41,050	2,939
* Coventry Health Care Inc.	55,674	2,786
* MedImmune Inc.	84,162	2,724
* Sepracor Inc.	38,371	2,363
Applera Corp.-Applied Biosystems Group	63,922	2,345
* Varian Medical Systems, Inc.	45,615	2,170
* DaVita, Inc.	36,436	2,072
* Health Net Inc.	40,599	1,976
IMS Health, Inc.	70,699	1,943
Health Management Associates Class A	84,604	1,786
* Barr Pharmaceuticals Inc.	35,360	1,772
* Waters Corp.	35,989	1,762
* Hospira, Inc.	52,233	1,754
Omnicare, Inc.	42,584	1,645
* Vertex Pharmaceuticals, Inc.	42,147	1,577
* Amylin Pharmaceuticals, Inc.	43,590	1,572
DENTSPLY International Inc.	51,457	1,536
* Henry Schein, Inc.	31,152	1,526
* Cephalon, Inc.	21,372	1,505
Mylan Laboratories, Inc.	73,882	1,475
* Patterson Cos	39,052	1,387
* King Pharmaceuticals, Inc.	85,339	1,359
Beckman Coulter, Inc.	22,176	1,326
* Covance, Inc.	22,339	1,316
* Lincare Holdings, Inc.	32,976	1,314
* ResMed Inc.	26,554	1,307
* Triad Hospitals, Inc.	30,816	1,289
* Millipore Corp.	18,726	1,247
* Endo Pharmaceuticals Holdings, Inc.	44,613	1,230
* Community Health Systems, Inc.	33,371	1,219
Manor Care, Inc.	25,862	1,213
* Millennium Pharmaceuticals, Inc.	111,325	1,213
Pharmaceutical Product Development, Inc.	37,048	1,194
* Intuitive Surgical, Inc.	12,253	1,175
* Tenet Healthcare Corp.	166,089	1,158
* Cytyc Corp.	40,497	1,146
Hillenbrand Industries, Inc.	19,513	1,111
Dade Behring Holdings Inc.	27,700	1,103
* Invitrogen Corp.	18,752	1,061
* Charles River Laboratories, Inc.	23,975	1,037
Universal Health Services Class B	18,687	1,036
* Cerner Corp.	21,974	1,000
PerkinElmer, Inc.	44,740	995
Bausch&Lomb, Inc.	18,950	987
* Edwards Lifesciences Corp.	20,917	984
* Respironics, Inc.	25,638	968
* Gen-Probe Inc.	18,420	965
* VCA Antech, Inc.	29,400	946
* Watson Pharmaceuticals, Inc.	34,275	892
* IDEXX Laboratories Corp.	11,185	887
* Pediatrix Medical Group, Inc.	17,114	837
* WellCare Health Plans Inc.	11,468	790
* Hologic, Inc.	16,700	790
* PDL BioPharma Inc.	38,325	772
* ICOS Corp.	21,920	741
* Techne Corp.	13,274	736
* Advanced Medical Optics, Inc.	20,811	733
* OSI Pharmaceuticals, Inc.	20,364	712
* Kinetic Concepts, Inc.	17,822	705
* Immucor Inc.	23,780	695
* Emdeon Corp.	54,833	679
Medicis Pharmaceutical Corp.	19,292	678
* Psychiatric Solutions, Inc.	17,966	674
Cooper Cos., Inc.	14,948	665
* AMERIGROUP Corp.	18,226	654
Mentor Corp.	13,247	647
* Sierra Health Services, Inc.	17,828	643
* ImClone Systems, Inc.	23,652	633
* LifePoint Hospitals, Inc.	18,271	616
* Medarex, Inc.	40,651	601
Brookdale Senior Living Inc.	12,471	599
West Pharmaceutical Services, Inc.	11,500	589
STERIS Corp.	22,737	572
* Illumina, Inc.	14,536	571
Valeant Pharmaceuticals International	32,848	566
* Magellan Health Services, Inc.	13,015	563
* Healthways, Inc.	11,513	549
* Affymetrix, Inc.	23,794	549
* Bio-Rad Laboratories, Inc. Class A	6,500	536
* The Medicines Co.	16,816	533
* Human Genome Sciences, Inc.	41,763	520
* MGI Pharma, Inc.	28,053	516
* Ventana Medical Systems, Inc.	11,800	508
* Myriad Genetics, Inc.	15,947	499
* BioMarin Pharmaceutical Inc.	30,300	497
* Alexion Pharmaceuticals, Inc.	12,246	495
* Sunrise Senior Living, Inc.	16,100	495
* Varian, Inc.	11,030	494
Perrigo Co.	28,155	487
* Nektar Therapeutics	31,675	482
* Alkermes, Inc.	35,414	473
* PSS World Medical, Inc.	24,150	472
* American Medical Systems Holdings, Inc.	24,642	456
* Allscripts Healthcare Solutions, Inc.	16,800	453
* United Surgical Partners International, Inc.	15,687	445
* Theravance, Inc.	14,384	444
* Apria Healthcare Group Inc.	16,641	443
Owens&Minor, Inc. Holding Co.	14,160	443
* United Therapeutics Corp.	8,000	435
* Haemonetics Corp.	9,462	426
* Regeneron Pharmaceuticals, Inc.	21,184	425
* ViroPharma Inc.	27,631	405
* Kyphon Inc.	9,623	389
* Dionex Corp.	6,800	386
Alpharma, Inc. Class A	15,847	382
* Applera Corp.-Celera Genomics Group	26,957	377
* ArthroCare Corp.	9,238	369
* Centene Corp.	14,900	366
* Kindred Healthcare, Inc.	14,132	357
* Inverness Medical Innovations, Inc.	9,066	351
* Cubist Pharmaceuticals, Inc.	19,106	346
* Isis Pharmaceuticals, Inc.	30,800	342
* Viasys Healthcare Inc.	12,274	341
Chemed Corp.	9,200	340
* Digene Corp.	7,025	337
* Palomar Medical Technologies, Inc.	6,600	334
PolyMedica Corp.	7,900	319
* Genesis Healthcare Corp.	6,732	318
* Per-Se Technologies, Inc.	11,415	317
* LifeCell Corp.	12,900	311
* inVentiv Health, Inc.	8,615	305
* Conor Medsystems, Inc.	9,718	304
* DJ Orthopedics Inc.	7,100	304
* Eclipsys Corp.	14,700	302
* Sirna Therapeutics, Inc.	22,584	294
* Adams Respiratory Therapeutics, Inc.	7,189	293
* Conceptus, Inc.	13,300	283
*^ InterMune Inc.	8,900	274
* AMN Healthcare Services, Inc.	9,905	273
* Par Pharmaceutical Cos. Inc.	12,027	269
* Integra LifeSciences Holdings	6,101	260
* Advanced Magnetics, Inc.	4,333	259
* Sciele Pharma, Inc.	10,700	257
LCA-Vision Inc.	7,412	255
* Biosite Inc.	5,200	254
* Healthspring, Inc.	12,300	250
* Martek Biosciences Corp.	10,684	249
* PAREXEL International Corp.	8,600	249
Invacare Corp.	10,007	246
* Amedisys Inc.	7,334	241
* Geron Corp.	27,080	238
* Exelixis, Inc.	26,405	238
* K-V Pharmaceutical Co. Class A	9,833	234
* The TriZetto Group, Inc.	12,611	232
* AmSurg Corp.	10,000	230
Arrow International, Inc.	6,455	228
* Noven Pharmaceuticals, Inc.	8,900	227
* Pozen Inc.	13,262	225
* CONMED Corp.	9,740	225
* Greatbatch, Inc.	8,341	225
* Thoratec Corp.	12,762	224
* Matria Healthcare, Inc.	7,781	224
* HealthExtras, Inc.	9,100	219
Analogic Corp.	3,900	219
* New River Pharmaceuticals Inc.	4,000	219
* Nuvasive, Inc.	9,400	217
* Wright Medical Group, Inc.	9,300	217
* Dendrite International, Inc.	20,200	216
* CV Therapeutics, Inc.	15,194	212
* Cross Country Healthcare, Inc.	9,300	203
* Align Technology, Inc.	14,461	202
* Pharmion Corp.	7,800	201
* Ligand Pharmaceuticals Inc. Class B	18,313	201
Sirona Dental Systems Inc.	5,176	199
* Vital Images, Inc.	5,700	198
* Salix Pharmaceuticals, Ltd.	16,058	195
* Bioveris Corp.	14,212	195
* MannKind Corp.	11,685	193
* IntraLase Corp.	8,600	192
* Nabi Biopharmaceuticals	28,171	191
* Orthofix International N.V	3,801	190
* Abraxis Bioscience, Inc.	6,947	190
* Savient Pharmaceuticals Inc.	16,861	189
* Enzon Pharmaceuticals, Inc.	22,191	189
Meridian Bioscience Inc.	7,672	188
Cambrex Corp.	8,272	188
* Arena Pharmaceuticals, Inc.	14,408	186
* Tanox, Inc.	9,317	185
* Quidel Corp.	13,600	185
* Neurocrine Biosciences, Inc.	17,734	185
* Abaxis, Inc.	9,300	179
* Odyssey Healthcare, Inc.	13,000	172
* Zymogenetics, Inc.	10,975	171
* HMS Holdings Corp.	11,033	167
* Indevus Pharmaceuticals, Inc.	23,343	166
* Luminex Corp.	13,048	166
* OraSure Technologies, Inc.	19,900	164
* Onyx Pharmaceuticals, Inc.	15,448	163
* Zoll Medical Corp.	2,800	163
* ICU Medical, Inc.	4,000	163
* ev3 Inc.	9,420	162
* I-Flow Corp.	10,700	160
* CorVel Corp.	3,356	160
* Inspire Pharmaceuticals, Inc.	25,113	159
* SurModics, Inc.	5,045	157
* Cyberonics, Inc.	7,600	157
Datascope Corp.	4,294	156
* Cholestech Corp.	8,493	156
* Air Methods Corp.	5,600	156
* Momenta Pharmaceuticals, Inc.	9,700	153
* SonoSite, Inc.	4,900	152
* Spectranetics Corp.	13,296	150
* Possis Medical Inc.	11,066	149
* Somanetics Corp.	6,483	148
* Molina Healthcare Inc.	4,518	147
Option Care, Inc.	10,278	146
* Emageon Inc.	9,495	146
* Progenics Pharmaceuticals, Inc.	5,636	145
* Dendreon Corp.	34,633	144
* Alnylam Pharmaceuticals Inc.	6,700	143
Landauer, Inc.	2,700	142
* Gentiva Health Services, Inc.	7,431	142
* Omnicell, Inc.	7,500	140
Computer Programs and Systems, Inc.	4,100	139
* Array BioPharma Inc.	10,785	139
* Horizon Health Corp.	7,100	139
* Keryx Biopharmaceuticals, Inc.	10,400	138
* Cypress Bioscience, Inc.	17,777	138
* Nastech Pharmaceutical Co., Inc.	9,000	136
* Columbia Laboratories Inc.	26,265	134
* Enzo Biochem, Inc.	9,335	133
* Incyte Corp.	22,682	132
* Aspect Medical Systems, Inc.	6,996	132
* eResearch Technology, Inc.	19,350	130
* PRA International	5,102	129
* Microtek Medical Holdings, Inc.	27,676	127
Vital Signs, Inc.	2,546	127
* Rita Medical Systems, Inc.	27,600	127
*^ AtheroGenics, Inc.	12,745	126
* Kendle International Inc.	4,000	126
* BioLase Technology, Inc.	14,114	123
* XOMA Ltd.	56,100	123
* Rural/Metro Corp.	14,870	121
*^ Immunomedics Inc.	33,175	120
* Pharmanet Development Group, Inc.	5,405	119
* America Service Group Inc.	7,443	119
* ThermoGenesis Corp.	27,540	119
* Novavax, Inc.	28,784	118
* Cepheid, Inc.	13,722	117
* Radiation Therapy Services, Inc.	3,663	115
* Res-Care, Inc.	6,300	114
* CryoLife Inc.	14,800	113
* Medical Action Industries Inc.	3,500	113
* Durect Corp.	25,341	113
* Molecular Devices Corp.	5,300	112
* IRIS International, Inc.	8,800	111
* EPIX Pharmaceuticals Inc.	15,992	110
* Anika Resh Inc.	8,300	110
* SuperGen, Inc.	21,500	109
* Kensey Nash Corp.	3,391	108
* Encysive Pharmaceuticals, Inc.	25,600	108
* Anadys Pharmaceuticals Inc.	21,879	108
* Embrex, Inc.	6,365	107
* ArQule, Inc.	18,101	107
* Foxhollow Technologies Inc.	4,949	107
*^ Discovery Laboratories, Inc.	44,946	106
* Peregrine Pharmaceuticals, Inc.	91,081	106
* Diversa Corp.	9,661	105
* Rochester Medical Corp.	8,686	105
* ARIAD Pharmaceuticals, Inc.	20,212	104
* Bruker BioSciences Corp.	13,764	103
* Orthovita, Inc.	28,416	103
* Bradley Pharmaceuticals, Inc.	5,005	103
* Adolor Corp.	13,600	102
* Hanger Orthopedic Group, Inc.	13,435	101
* Penwest Pharmaceuticals Co.	6,050	101
* Candela Corp.	8,123	100
* Aastrom Biosciences, Inc.	81,100	100
* American Dental Partners, Inc.	5,200	98
* Xenoport Inc.	4,000	98
* SciClone Pharmaceuticals, Inc.	30,457	98
* ABIOMED, Inc.	6,800	96
* Symmetry Medical Inc.	6,900	95
* Panacos Pharmaceuticals Inc.	23,595	95
* Cardiac Science Corp.	11,556	93
* Accelrys Inc.	15,507	93
* AVI BioPharma, Inc.	29,300	93
* MedCath Corp.	3,399	93
* Merit Medical Systems, Inc.	5,839	92
* StemCells, Inc.	34,500	91
* Lifecore Biomedical Inc.	5,083	91
* SONUS Pharmaceuticals, Inc.	14,615	89
* Rigel Pharmaceuticals, Inc.	7,489	89
* Pediatric Services of America	6,776	88
* Symbion, Inc.	4,741	88
* Santarus Inc.	11,122	87
* Monogram Biosciences, Inc.	47,778	85
* Third Wave Technologies	17,618	85
National Healthcare Corp.	1,500	83
* Phase Forward Inc.	5,514	83
* Bentley Pharmaceuticals, Inc.	8,000	81
Psychemedics Corp.	4,200	81
* Maxygen Inc.	7,477	81
* Bio-Reference Laboratories, Inc.	3,544	80
* Vivus, Inc.	21,814	79
* HealthTronics Surgical Services, Inc.	11,855	79
* Collagenex Pharmaceuticals, Inc.	5,592	78
* E-Z-EM, Inc.	4,464	78
* Providence Service Corp.	3,100	78
* Hemispherx Biopharma, Inc.	35,200	77
* Albany Molecular Research, Inc.	7,311	77
* BioScrip Inc.	22,108	76
* Pain Therapeutics, Inc.	8,500	76
* Lexicon Genetics Inc.	20,919	76
* RehabCare Group, Inc.	5,032	75
*^ Cell Therapeutics, Inc.	42,427	74
*^ Telik, Inc.	16,683	74
* Continucare Corp.	26,460	74
* GTx, Inc.	4,100	73
* Medical Staffing Network Holdings, Inc.	12,378	73
* BioSphere Medical Inc.	10,860	73
* ImmunoGen, Inc.	14,300	73
* NPS Pharmaceuticals Inc.	15,546	70
* CuraGen Corp.	15,252	70
* Matrixx Initiatives, Inc.	4,400	70
Young Innovations, Inc.	2,100	70
* BioCryst Pharmaceuticals, Inc.	6,000	69
* Senomyx, Inc.	5,300	69
* Trimeris, Inc.	5,404	69
* National Dentex Corp.	3,896	68
* Hollis-Eden Pharmaceuticals, Inc.	12,818	67
* Titan Pharmaceuticals, Inc.	20,271	67
* Hooper Holmes, Inc.	20,200	67
* Nuvelo, Inc.	16,353	65
*^ Idenix Pharmaceuticals Inc.	7,399	64
* Pharmacyclics, Inc.	12,630	64
* Volcano Corp.	3,900	64
* Angiodynamics Inc.	2,969	64
* US Physical Therapy, Inc.	5,200	64
* Merge Technologies, Inc.	9,681	64
* Five Star Quality Care, Inc.	5,671	63
* Dyax Corp.	20,697	63
* Vion Pharmaceuticals, Inc.	45,800	62
* Cerus Corp.	10,464	61
* DepoMed, Inc.	17,306	60
* Seattle Genetics, Inc.	11,186	60
* Cutera, Inc.	2,200	59
* Amicas, Inc.	20,076	59
* Auxilium Pharmaceuticals, Inc.	4,000	59
* EntreMed, Inc.	36,010	57
* Natus Medical Inc.	3,400	56
* Cytokinetics, Inc.	7,525	56
* Regeneration Technologies, Inc.	9,441	55
* Neose Technologies, Inc.	24,574	55
* Neogen Corp.	2,468	55
* AVANT Immunotherapeutics, Inc.	40,329	54
* VistaCare, Inc.	5,100	52
* PDI, Inc.	5,100	52
*^ Genitope Corp.	14,700	52
* deCODE genetics, Inc.	11,373	52
* Cell Genesys, Inc.	14,765	50
*^ Immtech Pharmaceuticals Inc.	6,548	50
* Nanogen, Inc.	26,400	49
* NMT Medical, Inc.	3,531	48
* Caliper Life Sciences, Inc.	8,280	47
* Neurogen Corp.	7,920	47
* Pharmacopeia Drug Discovery Inc.	11,027	47
* Vical, Inc.	7,300	47
* Emisphere Technologies, Inc.	8,800	47
* Kosan Biosciences, Inc.	8,200	46
* Cantel Medical Corp.	2,800	45
* Allion Healthcare Inc.	6,100	44
* Hi-Tech Pharmacal Co., Inc.	3,513	43
* Dexcom Inc.	4,300	42
* MWI Veterinary Supply Inc.	1,300	42
* Stereotaxis Inc.	4,006	41
* Osteotech, Inc.	7,187	41
* LHC Group Inc.	1,400	40
* Hana Biosciences, Inc.	6,238	40
* Akorn, Inc.	6,300	39
* Dynavax Technologies Corp.	4,263	39
* Sangamo BioSciences, Inc.	5,800	38
* Allos Therapeutics Inc.	6,548	38
* Harvard Bioscience, Inc.	7,434	38
* Ista Pharmaceuticals Inc.	5,337	38
* Oscient Pharmaceuticals Corp.	7,381	37
* Theragenics Corp.	11,916	37
* Allied Healthcare International Inc.	12,517	37
* Strategic Diagnostics Inc.	9,612	36
* Avigen, Inc.	6,731	36
* CardioDynamics International Corp.	33,415	35
* Zila, Inc.	13,147	33
* Advancis Pharmaceutical Corp.	8,570	33
* Solexa, Inc.	2,500	33
* GenVec, Inc.	13,597	32
* Oxigene, Inc.	6,748	32
*^ Northfield Laboratories, Inc.	7,900	32
* Genta Inc.	72,330	32
* Alliance Imaging, Inc.	4,800	32
* Genomic Health, Inc.	1,700	32
* Sun Healthcare Group Inc.	2,500	32
* SCOLR Pharma Inc.	6,600	31
* ATS Medical, Inc.	14,726	30
* Renovis, Inc.	9,600	30
* Sonic Innovations, Inc.	5,768	30
* Orthologic Corp.	20,010	29
* ADVENTRX Pharmaceuticals, Inc.	9,500	28
*^ Avanir Pharmaceuticals Class A	12,100	28
* Acadia Pharmaceuticals Inc.	3,140	28
* Capital Senior Living Corp.	2,600	28
* Tercica, Inc.	5,020	25
* Exactech, Inc.	1,758	25
* La Jolla Pharmaceutical Co.	7,975	24
* Orchid Cellmark, Inc.	7,589	24
* Bioenvision, Inc.	4,900	23
* Adeza Biomedical Corp.	1,500	22
* Threshold Pharmaceuticals, Inc.	6,028	22
* Fonar Corp.	77,670	22
* Q-Med, Inc.	4,728	22
* TorreyPines Therapeutics Inc.	2,925	22
* SRI/Surgical Express, Inc.	3,833	21
* Synovis Life Technologies, Inc.	2,095	21
* Icad Inc.	7,000	21
* Sequenom, Inc.	4,340	20
* Exact Sciences Corp.	7,166	20
* Cotherix, Inc.	1,500	20
* NitroMed, Inc.	8,000	20
* Insmed Inc.	22,150	19
* Curis, Inc.	15,270	19
* Infinity Pharmaceuticals, Inc.	1,525	19
* Insite Vision, Inc.	12,200	19
* Endologix, Inc.	5,400	19
* Barrier Therapeutics Inc.	2,500	19
* VNUS Medical Technologies, Inc.	2,100	19
* Gene Logic Inc.	11,200	17
* PRAECIS Pharmaceuticals, Inc.	3,434	17
* National Medical Health Card Systems, Inc.	1,420	17
* Corcept Therapeutics Inc.	13,426	17
* Antigenics, Inc.	8,912	16
*^ Hythiam Inc.	1,700	16
* GTC Biotherapeutics, Inc.	13,981	15
* Neurometrix Inc.	1,000	15
* STAAR Surgical Co.	2,100	15
* CYTOGEN Corp.	5,875	14
* NeoPharm, Inc.	8,114	14
* Proxymed Pharmacy, Inc.	2,846	13
* NationsHealth, Inc.	7,744	13
* IVAX Diagnostics, Inc.	8,700	13
*^ Targeted Genetics Corp.	2,245	12
* Bioject Medical Technologies Inc.	12,286	12
* Combinatorx, Inc.	1,300	11
* Neurobiological Technologies, Inc.	5,433	11
* Coley Pharmaceutical Group	1,100	11
* Genaera Corp.	26,969	11
* DUSA Pharmaceuticals, Inc.	2,300	10
* Poniard Pharmaceuticals, Inc.	1,950	10
* Nutraceutical International Corp.	600	9
* Matritech Inc.	13,900	9
* Introgen Therapeutics, Inc.	2,000	9
* RadNet, Inc.	1,779	8
* Stratagene Holding Corp.	1,102	8
* Lipid Sciences, Inc.	5,949	8
* Micromet, Inc.	2,674	8
* Anesiva, Inc.	1,135	8
* Genelabs Technologies, Inc.	5,200	7
* Ciphergen Biosystems, Inc.	7,237	6
* Critical Therapeutics, Inc.	3,000	6
* Repligen Corp.	2,000	6
* Digirad Corp.	1,200	5
* Mediware Information Systems, Inc.	500	4
* Palatin Technologies, Inc.	1,600	3
* Transgenomic, Inc.	7,100	3
* Novoste Corp.	1,144	3
* Alteon, Inc.	19,000	3
* Epicept Corp.	1,913	3
* Immunicon Corp.	800	3
* Dialysis Corporation of America	200	3
* Pharmos Corp.	1,320	2
* Inhibitex Inc.	1,400	2
* Micrus Endovascular Corp	100	2
* Clarient, Inc.	1,100	2
* Novamed, Inc.	200	2
* Biopure Corp. Class A	1,450	1
* North American Scientific, Inc.	500	1
* Vasomedical, Inc.	6,557	1
* Aphton Corp.	12,609	-

		664,264

Industrials (6.6%)
General Electric Co.	3,611,564	134,386
The Boeing Co.	264,242	23,475
Tyco International Ltd.	704,851	21,427
United Technologies Corp.	336,158	21,017
3M Co.	250,370	19,511
United Parcel Service, Inc.	231,496	17,358
Caterpillar, Inc.	229,433	14,071
Emerson Electric Co.	285,416	12,584
Honeywell International Inc.	272,180	12,313
Lockheed Martin Corp.	126,112	11,611
FedEx Corp.	101,960	11,075
Burlington Northern Santa Fe Corp.	126,715	9,353
General Dynamics Corp.	120,001	8,922
Raytheon Co.	157,018	8,291
Union Pacific Corp.	89,571	8,242
Illinois Tool Works, Inc.	168,960	7,804
Northrop Grumman Corp.	114,558	7,756
Deere&Co.	80,885	7,690
Norfolk Southern Corp.	144,815	7,283
Waste Management, Inc.	189,109	6,954
Danaher Corp.	86,036	6,232
PACCAR, Inc.	83,140	5,396
CSX Corp.	155,104	5,340
Ingersoll-Rand Co.	112,605	4,406
Southwest Airlines Co.	275,214	4,216
Masco Corp.	139,678	4,172
Rockwell Collins, Inc.	60,209	3,811
Eaton Corp.	49,939	3,752
Textron, Inc.	39,794	3,731
Precision Castparts Corp.	47,626	3,728
Pitney Bowes, Inc.	77,841	3,595
Rockwell Automation, Inc.	58,572	3,578
Dover Corp.	71,442	3,502
ITT Industries, Inc.	61,582	3,499
L-3 Communications Holdings, Inc.	41,021	3,355
Parker Hannifin Corp.	42,216	3,246
Expeditors International of Washington, Inc.	74,882	3,033
Cooper Industries, Inc. Class A	32,069	2,900
American Standard Cos., Inc.	63,210	2,898
R.R. Donnelley&Sons Co.	75,806	2,694
Fluor Corp.	30,810	2,516
C.H. Robinson Worldwide Inc.	56,567	2,313
* Terex Corp.	35,600	2,299
Manpower Inc.	30,436	2,281
* AMR Corp.	74,776	2,260
Avery Dennison Corp.	32,799	2,228
Cummins Inc.	18,475	2,183
Robert Half International, Inc.	57,415	2,131
Joy Global Inc.	43,375	2,097
* Monster Worldwide Inc.	41,403	1,931
Goodrich Corp.	41,725	1,901
Cintas Corp.	47,847	1,900
Republic Services, Inc. Class A	46,375	1,886
W.W. Grainger, Inc.	26,443	1,849
American Power Conversion Corp.	60,240	1,843
* The Dun&Bradstreet Corp.	22,026	1,824
Equifax, Inc.	44,450	1,805
* McDermott International, Inc.	34,800	1,770
* Jacobs Engineering Group Inc.	20,670	1,685
Fastenal Co.	45,146	1,620
* UAL Corp.	36,502	1,606
Roper Industries Inc.	30,622	1,538
Pall Corp.	44,000	1,520
Aramark Corp. Class B	43,275	1,448
* Foster Wheeler Ltd.	23,976	1,322
* USG Corp.	23,700	1,299
* Continental Airlines, Inc. Class B	31,389	1,295
The Manitowoc Co., Inc.	21,574	1,282
* Allied Waste Industries, Inc.	103,775	1,275
Oshkosh Truck Corp.	25,968	1,257
The Corporate Executive Board Co.	14,145	1,241
SPX Corp.	20,248	1,238
Ametek, Inc.	37,569	1,196
* ChoicePoint Inc.	30,264	1,192
Harsco Corp.	14,773	1,124
* Stericycle, Inc.	14,881	1,124
Ryder System, Inc.	21,800	1,113
Pentair, Inc.	34,060	1,069
The Brink's Co.	16,556	1,058
* WESCO International, Inc.	17,250	1,014
* Flowserve Corp.	20,040	1,011
* AGCO Corp.	32,003	990
* Thomas&Betts Corp.	20,932	990
Trinity Industries, Inc.	28,088	989
* Alliant Techsystems, Inc.	12,320	963
* Corrections Corp. of America	21,261	962
Graco, Inc.	24,191	958
Donaldson Co., Inc.	27,477	954
* Shaw Group, Inc.	28,406	952
* Covanta Holding Corp.	41,553	916
* US Airways Group Inc.	16,760	903
IDEX Corp.	18,902	896
Adesa, Inc.	31,780	882
Laidlaw International Inc.	28,956	881
Carlisle Co., Inc.	10,906	856
Herman Miller, Inc.	23,187	843
Hubbell Inc. Class B	18,349	830
Teleflex Inc.	12,839	829
Acuity Brands, Inc.	15,812	823
Kennametal, Inc.	13,941	820
J.B. Hunt Transport Services, Inc.	38,740	805
* Navistar International Corp.	23,882	798
* General Cable Corp.	18,052	789
* URS Corp.	18,321	785
GATX Corp.	18,001	780
Landstar System, Inc.	20,375	778
Avis Budget Group, Inc.	35,593	772
The Timken Co.	26,395	770
* Copart, Inc.	25,624	769
* YRC Worldwide, Inc.	20,350	768
Lincoln Electric Holdings, Inc.	12,700	767
IKON Office Solutions, Inc.	46,280	758
* JetBlue Airways Corp.	52,751	749
DRS Technologies, Inc.	14,104	743
Con-way, Inc.	16,851	742
* Quanta Services, Inc.	37,528	738
* American Commercial Lines Inc.	10,911	715
HNI Corp.	16,035	712
* BE Aerospace, Inc.	27,642	710
* Genlyte Group, Inc.	8,968	700
* Gardner Denver Inc.	18,392	686
Florida East Coast Industries, Inc. Class A	11,272	672
MSC Industrial Direct Co., Inc. Class A	17,154	672
The Toro Co.	14,400	671
* Waste Connections, Inc.	16,100	669
Lennox International Inc.	21,805	667
Alexander&Baldwin, Inc.	14,879	660
* Kansas City Southern	22,550	653
* Armor Holdings, Inc.	11,900	653
* United Rentals, Inc.	25,664	653
Crane Co.	17,247	632
* EMCOR Group, Inc.	11,100	631
Brady Corp. Class A	16,612	619
UTI Worldwide, Inc.	20,700	619
CLARCOR Inc.	18,300	619
* Washington Group International, Inc.	10,300	616
Belden CDT Inc.	15,425	603
Granite Construction Co.	11,777	593
* Hertz Global Holdings Inc.	33,700	586
Bucyrus International, Inc.	11,175	578
* Hexcel Corp.	33,000	575
* IHS Inc. Class A	14,297	564
* Alaska Air Group, Inc.	13,978	552
Regal-Beloit Corp.	10,400	546
Skywest, Inc.	21,400	546
* PHH Corp.	18,847	544
* Kirby Corp.	15,900	543
Watson Wyatt&Co. Holdings	12,000	542
* United Stationers, Inc.	11,219	524
* Resources Connection, Inc.	16,300	519
Curtiss-Wright Corp.	13,868	514
* Ceradyne, Inc.	9,046	511
Wabtec Corp.	16,614	505
Nordson Corp.	10,064	501
Briggs&Stratton Corp.	18,296	493
* Moog Inc.	12,825	490
John H. Harland Co.	9,600	482
* Energy Conversion Devices, Inc.	13,906	473
* Acco Brands Corp.	17,808	471
* Teledyne Technologies, Inc.	11,711	470
Deluxe Corp.	18,337	462
Actuant Corp.	9,680	461
Woodward Governor Co.	11,400	453
UAP Holding Corp.	17,884	450
* Mueller Water Products, Inc.	29,973	447
Watts Water Technologies, Inc.	10,711	440
^ Simpson Manufacturing Co.	13,700	434
* FTI Consulting, Inc.	15,280	426
* ESCO Technologies Inc.	9,200	418
* Swift Transportation Co., Inc.	15,808	415
Walter Industries, Inc.	15,315	414
Mueller Industries Inc.	13,029	413
* Dollar Thrifty Automotive Group, Inc.	9,000	410
Watsco, Inc.	8,700	410
Applied Industrial Technology, Inc.	15,589	410
Pacer International, Inc.	13,300	396
* Orbital Sciences Corp.	21,300	393
* Cenveo Inc.	18,501	392
* Teletech Holdings Inc.	16,297	389
* Jacuzzi Brands, Inc.	31,291	389
Mine Safety Appliances Co.	10,602	389
* AAR Corp.	13,000	379
* AirTran Holdings, Inc.	32,300	379
Kaydon Corp.	9,488	377
* NCI Building Systems, Inc.	7,200	373
* Navigant Consulting, Inc.	18,098	358
Knight Transportation, Inc.	20,965	357
* Labor Ready, Inc.	19,304	354
* Tetra Tech, Inc.	19,538	353
ElkCorp	8,600	353
Werner Enterprises, Inc.	19,877	347
* Genesee&Wyoming Inc. Class A	13,175	346
ABM Industries Inc.	15,100	343
* Esterline Technologies Corp.	8,500	342
Heartland Express, Inc.	22,518	338
* EGL, Inc.	11,327	337
Valmont Industries, Inc.	6,057	336
* Amerco, Inc.	3,828	333
Administaff, Inc.	7,700	329
* Hub Group, Inc.	11,726	323
Baldor Electric Co.	9,519	318
Steelcase Inc.	17,426	316
* The Advisory Board Co.	5,891	315
Forward Air Corp.	10,853	314
Banta Corp.	8,500	309
Arkansas Best Corp.	8,500	306
* CoStar Group, Inc.	5,617	301
Franklin Electric, Inc.	5,800	298
Viad Corp.	7,247	294
* Korn/Ferry International	12,600	289
Macquarie Infrastructure Company Trust	8,022	285
* Mobile Mini, Inc.	10,500	283
* Heidrick&Struggles International, Inc.	6,600	280
Ameron International Corp.	3,600	275
* American Reprographics Co.	8,157	272
* Griffon Corp.	10,641	271
Albany International Corp.	8,122	267
* Beacon Roofing Supply, Inc.	13,950	263
Universal Forest Products, Inc.	5,619	262
NACCO Industries, Inc. Class A	1,891	258
Triumph Group, Inc.	4,906	257
Healthcare Services Group, Inc.	8,828	256
G&K Services, Inc. Class A	6,539	254
* School Specialty, Inc.	6,699	251
Barnes Group, Inc.	11,504	250
Gorman-Rupp Co.	6,562	243
* Consolidated Graphics, Inc.	4,100	242
Knoll, Inc.	10,900	240
* Old Dominion Freight Line, Inc.	9,750	235
A.O. Smith Corp.	6,245	235
Comfort Systems USA, Inc.	18,300	231
Federal Signal Corp.	14,353	230
* Infrasource Services Inc.	10,500	229
* Insituform Technologies Inc. Class A	8,800	228
* II-VI, Inc.	8,100	226
Apogee Enterprises, Inc.	11,700	226
* Fuel-Tech N.V	9,100	224
Rollins, Inc.	10,100	223
* EnPro Industries, Inc.	6,719	223
Freightcar America Inc.	4,015	223
* GrafTech International Ltd.	31,898	221
* Astec Industries, Inc.	6,278	220
* Perini Corp.	7,000	215
Cascade Corp.	4,000	212
* Volt Information Sciences Inc.	4,200	211
McGrath RentCorp	6,800	208
* Republic Airways Holdings Inc.	12,314	207
* GenCorp, Inc.	14,700	206
United Industrial Corp.	4,000	203
Horizon Lines Inc.	7,500	202
* Global Cash Access, Inc.	12,450	202
* Geo Group Inc.	5,350	201
Tredegar Corp.	8,855	200
* The Middleby Corp.	1,901	199
* Superior Essex Inc.	5,900	196
* RailAmerica, Inc.	12,096	195
Wabash National Corp.	12,850	194
* Spherion Corp.	26,099	194
* CRA International Inc.	3,678	193
* RBC Bearings Inc.	6,677	191
* Kforce Inc.	15,451	188
* First Consulting Group, Inc.	13,295	183
Kaman Corp. Class A	8,151	183
Kelly Services, Inc. Class A	6,300	182
* Interline Brands, Inc.	8,104	182
Robbins&Myers, Inc.	3,900	179
Eagle Bulk Shipping Inc.	10,233	177
* Columbus McKinnon Corp.	8,437	177
Bowne&Co., Inc.	11,100	177
* Sequa Corp. Class A	1,530	176
American Woodmark Corp.	4,185	175
HEICO Corp.	4,500	175
* Blount International, Inc.	12,937	174
* Clean Harbors Inc.	3,575	173
* K&F Industries Holdings	7,607	173
* Power-One, Inc.	23,556	171
* COMSYS IT Partners Inc.	8,456	171
* Huron Consulting Group Inc.	3,765	171
* Hudson Highland Group, Inc.	10,230	171
Genco Shipping and Trading Ltd.	6,091	170
CIRCOR International, Inc.	4,600	169
* ^ Taser International Inc.	21,500	164
* Kadant Inc.	6,710	164
* Atlas Air Worldwide Holdings, Inc.	3,670	163
Angelica Corp.	6,300	163
* ^ American Science&Engineering, Inc.	2,600	155
The Greenbrier Cos., Inc.	5,100	153
Raven Industries, Inc.	5,700	153
Tennant Co.	5,200	151
* CBIZ Inc.	20,923	146
* NuCo2, Inc.	5,900	145
* Layne Christensen Co.	4,408	145
Lindsay Manufacturing Co.	4,350	142
* Accuride Corp.	12,522	141
* ICT Group, Inc.	4,456	141
* Electro Rent Corp.	8,350	139
* Williams Scotsman International Inc.	7,033	138
EDO Corp.	5,700	135
* ^ Evergreen Solar, Inc.	17,600	133
* ^ Encore Wire Corp.	6,050	133
* Commercial Vehicle Group Inc.	6,012	131
Ampco-Pittsburgh Corp.	3,900	131
Cubic Corp.	6,000	130
* M&F Worldwide Corp.	5,100	129
* Lamson&Sessions Co.	5,300	129
* Miller Industries, Inc.	5,346	128
Ennis, Inc.	5,209	127
* ^ A.S.V., Inc.	7,810	127
* Ladish Co., Inc.	3,400	126
* Celadon Group Inc.	7,425	124
* Pinnacle Airlines Corp.	7,373	124
Standex International Corp.	4,100	124
Diamond Management and Technology Consultants, Inc.	9,876	123
* SITEL Corp.	28,700	121
LSI Industries Inc.	6,007	119
* Saia, Inc.	5,051	117
* Lydall, Inc.	10,742	116
* Kenexa Corp.	3,473	116
* FuelCell Energy, Inc.	17,818	115
* Marten Transport, Ltd.	6,150	113
* ^ TurboChef Technologies, Inc.	6,600	112
CDI Corp.	4,500	112
* Mesa Air Group Inc.	13,000	111
* PeopleSupport Inc.	5,100	107
* ExpressJet Holdings, Inc.	13,050	106
Synagro Technologies Inc.	23,900	106
* Waste Services, Inc.	10,673	105
* Cornell Cos., Inc.	5,600	102
* Xanser Corp.	20,797	101
* DynCorp International Inc. Class A	6,349	101
AAON, Inc.	3,787	100
Mueller Water Products, Inc. Class A	6,601	98
Lawson Products, Inc.	2,138	98
* On Assignment, Inc.	8,300	98
* Innovative Solutions and Support, Inc.	5,724	97
Alamo Group, Inc.	4,100	96
HEICO Corp. Class A	2,919	95
* Flow International Corp.	8,600	95
* Argon ST, Inc.	4,395	95
Central Parking Corp.	5,259	95
Badger Meter, Inc.	3,400	94
* Essex Corp.	3,900	93
Titan International, Inc.	4,600	93
* ^ Medis Technology Ltd.	5,300	92
* ABX Air, Inc.	13,274	92
* LECG Corp.	4,969	92
* Casella Waste Systems, Inc.	7,481	91
Bluelinx Holdings Inc.	8,700	90
TAL International Group, Inc.	3,390	90
* Herley Industries Inc.	5,565	90
* Pike Electric Corp.	5,510	90
* Sirva Inc.	25,800	90
* GP Strategies Corp.	10,600	88
* Trex Co., Inc.	3,800	87
* Frontier Airlines Holdings, Inc.	11,700	87
* Quality Distribution Inc.	6,326	84
* Plug Power, Inc.	21,588	84
* Gehl Co.	3,050	84
Quixote Corp.	4,266	84
* Intersections Inc.	7,870	83
Vicor Corp.	7,479	83
* ^ 3D Systems Corp.	5,204	83
* EnerSys	5,093	81
Met-Pro Corp.	5,450	81
* Magnatek, Inc.	14,300	81
* P.A.M. Transportation Services, Inc.	3,663	81
Schawk, Inc.	4,100	80
* Powell Industries, Inc.	2,532	80
* Perma-Fix Environmental Services, Inc.	33,958	79
* WCA Waste Corp.	9,763	78
* TRC Cos., Inc.	9,000	78
* ^ Distributed Energy Systems Corp.	21,500	77
* Goodman Global, Inc.	4,470	77
* MTC Technologies, Inc.	3,242	76
^ PW Eagle, Inc.	2,200	76
* Willis Lease Finance Corp.	7,189	74
* ^ Valence Technology Inc.	44,745	74
* Active Power, Inc.	28,113	74
* ^ Ionatron Inc.	17,881	73
* ^ Capstone Turbine Corp.	58,976	73
* ENGlobal Corp.	11,200	72
* Exponent, Inc.	3,816	71
* Park-Ohio Holdings Corp.	4,400	71
* TransDigm Group, Inc.	2,600	69
* Team, Inc.	1,968	69
Dynamic Materials Corp.	2,400	67
* Huttig Building Products, Inc.	12,622	67
* American Superconductor Corp.	6,408	63
The Standard Register Co.	5,176	62
* Mac-Gray Corp.	5,200	62
Multi-Color Corp.	1,858	61
American Railcar Industries, Inc.	1,787	61
* Dynamex Inc.	2,600	61
Applied Signal Technology, Inc.	4,300	60
Todd Shipyards Corp.	3,576	60
* H&E Equipment Services, Inc.	2,393	59
* Tecumseh Products Co. Class A	3,423	58
* Covenant Transport, Inc.	4,806	55
Insteel Industries, Inc.	3,000	53
* Learning Tree International, Inc.	5,781	51
* Builders FirstSource, Inc.	2,869	51
* Ultralife Batteries, Inc.	4,600	51
American Ecology Corp.	2,700	50
* Rush Enterprises, Inc. Class A	2,900	49
* Odyssey Marine Exploration, Inc.	16,364	48
* Microvision, Inc.	14,795	47
Aceto Corp.	5,107	44
Barrett Business Services, Inc.	1,800	42
* USA Truck, Inc.	2,600	42
* AZZ Inc.	800	41
Frozen Food Express Industries, Inc.	4,700	40
* Houston Wire&Cable Co.	1,900	40
* Ducommun, Inc.	1,700	39
C&D Technologies, Inc.	8,100	38
* U.S. Xpress Enterprises, Inc.	2,100	35
* Sterling Construction Co., Inc.	1,500	33
* La Barge, Inc.	2,400	32
* MAIR Holdings, Inc.	4,441	32
* APAC Teleservices, Inc.	8,134	31
* Milacron Inc.	36,574	29
* Paragon Technologies, Inc.	5,095	28
CompX International Inc.	1,394	28
* SL Industries, Inc.	1,700	28
* Spherix Inc.	11,116	26
* The Allied Defense Group, Inc.	1,100	23
* L.B. Foster Co. Class A	900	23
* LMI Aerospace, Inc.	1,500	23
L.S. Starrett Co. Class A	1,300	21
* International Shipholding Corp.	1,442	19
* Flanders Corp.	1,900	19
* Raytheon Co. Warrants Exp. 6/16/11	1,046	19
Sun Hydraulics Corp.	900	18
* Taleo Corp. Class A	1,300	18
Omega Flex Inc.	810	17
* Tecumseh Products Co. Class B	1,000	17
* Hawaiian Holdings, Inc.	3,300	16
* Nashua Corp.	1,786	15
Sypris Solutions, Inc.	2,100	15
* Innotrac Corp.	5,748	15
* Modtech Holdings, Inc.	2,900	14
* Universal Truckload Services, Inc.	600	14
* Arotech Corp.	4,507	14
* PRG-Schultz International, Inc.	1,681	13
* Catalytica Energy Systems, Inc.	6,204	13
Protection One, Inc.	1,024	12
Waste Industries USA, Inc.	400	12
* Rush Enterprises, Inc. Class B	766	12
* Arrowhead Research Corp	2,300	10
* Hurco Cos., Inc.	300	10
* Wolverine Tube, Inc.	6,900	8
* Millennium Cell Inc.	8,288	8
* Strategic Distribution, Inc.	508	5
* Aerosonic Corp.	730	5
* TRM Corp.	2,200	5
* Standard Parking Corp.	100	4
Twin Disc, Inc.	100	4
* Channell Commercial Corp.	800	2
* Axsys Technologies, Inc.	100	2
* UQM Technologies, Inc.	600	2
* Electro Energy, Inc.	600	1
Preformed Line Products Co.	23	1
* BMC Industries, Inc.	29,237	-
* DT Industries, Inc.	7,000	-

		617,256

Information Technology (9.2%)
Microsoft Corp.	3,101,054	92,598
* Cisco Systems, Inc.	2,135,635	58,367
International Business Machines Corp.	532,459	51,728
Intel Corp.	2,017,907	40,863
Hewlett-Packard Co.	975,993	40,201
* Google Inc.	76,685	35,312
* Apple Computer, Inc.	298,470	25,322
* Oracle Corp.	1,467,693	25,156
QUALCOMM Inc.	577,988	21,842
* Dell Inc.	715,328	17,948
Motorola, Inc.	857,125	17,623
Texas Instruments, Inc.	536,160	15,441
* eBay Inc.	371,423	11,169
* Yahoo! Inc.	434,933	11,108
* EMC Corp.	804,105	10,614
* Corning, Inc.	545,688	10,210
Automatic Data Processing, Inc.	194,394	9,574
Applied Materials, Inc.	485,941	8,966
* Adobe Systems, Inc.	202,706	8,335
Accenture Ltd.	204,566	7,555
* Symantec Corp.	346,117	7,217
First Data Corp.	267,744	6,833
* Sun Microsystems, Inc.	1,223,685	6,632
Western Union Co.	267,844	6,005
* Electronic Arts Inc.	107,345	5,406
* Xerox Corp.	316,116	5,358
* Broadcom Corp.	164,018	5,299
* Agilent Technologies, Inc.	149,002	5,193
* Network Appliance, Inc.	130,083	5,110
Electronic Data Systems Corp.	181,163	4,991
Seagate Technology	185,699	4,921
Paychex, Inc.	119,834	4,738
* NVIDIA Corp.	117,185	4,337
Analog Devices, Inc.	123,691	4,066
* Advanced Micro Devices, Inc.	190,733	3,881
* Cognizant Technology Solutions Corp.	49,454	3,816
* Micron Technology, Inc.	256,047	3,574
* Intuit, Inc.	115,960	3,538
KLA-Tencor Corp.	69,737	3,469
Maxim Integrated Products, Inc.	112,544	3,446
* SanDisk Corp.	79,358	3,415
* Juniper Networks, Inc.	178,714	3,385
CA, Inc.	147,623	3,344
* Autodesk, Inc.	80,517	3,258
Linear Technology Corp.	106,584	3,232
* Computer Sciences Corp.	60,233	3,215
* Fiserv, Inc.	61,037	3,200
* Marvell Technology Group Ltd.	164,100	3,149
Xilinx, Inc.	118,923	2,832
* NCR Corp.	63,071	2,697
Fidelity National Information Services, Inc.	66,854	2,680
National Semiconductor Corp.	113,415	2,575
* Lexmark International, Inc.	35,125	2,571
* Lam Research Corp.	49,851	2,523
* Altera Corp.	125,960	2,479
Microchip Technology, Inc.	75,457	2,467
* Akamai Technologies, Inc.	46,437	2,467
* MEMC Electronic Materials, Inc.	62,382	2,442
* Flextronics International Ltd.	211,874	2,432
MasterCard, Inc. Class A	23,800	2,344
* BMC Software, Inc.	72,051	2,320
Harris Corp.	47,190	2,164
* VeriSign, Inc.	85,713	2,061
* Avaya Inc.	145,369	2,032
Amphenol Corp.	31,384	1,948
* Affiliated Computer Services, Inc. Class A	39,226	1,916
* Cadence Design Systems, Inc.	99,233	1,777
* Citrix Systems, Inc.	64,560	1,746
* Activision, Inc.	98,356	1,696
* BEA Systems, Inc.	130,808	1,646
* McAfee Inc.	56,142	1,593
* Western Digital Corp.	77,685	1,589
Jabil Circuit, Inc.	63,366	1,556
CDW Corp.	21,906	1,540
* Iron Mountain, Inc.	37,057	1,532
* Tellabs, Inc.	148,869	1,527
* Comverse Technology, Inc.	71,201	1,503
* Alliance Data Systems Corp.	23,971	1,497
* Novellus Systems, Inc.	43,472	1,496
Sabre Holdings Corp.	46,722	1,490
Molex, Inc.	47,004	1,487
* Red Hat, Inc.	63,627	1,463
* Ceridian Corp.	48,799	1,365
* Arrow Electronics, Inc.	43,047	1,358
Symbol Technologies, Inc.	89,374	1,335
* Synopsys, Inc.	49,496	1,323
Global Payments Inc.	28,098	1,301
* LSI Logic Corp.	140,646	1,266
* QLogic Corp.	56,960	1,249
* JDS Uniphase Corp.	74,133	1,235
* DST Systems, Inc.	19,657	1,231
Intersil Corp.	49,978	1,195
* Avnet, Inc.	46,476	1,187
* Convergys Corp.	49,469	1,176
* Agere Systems Inc.	59,531	1,141
* Mettler-Toledo International Inc.	14,437	1,138
* CheckFree Corp.	27,444	1,102
Diebold, Inc.	23,552	1,098
* Compuware Corp.	131,515	1,096
* Integrated Device Technology Inc.	70,716	1,095
* F5 Networks, Inc.	14,283	1,060
* Teradyne, Inc.	70,319	1,052
* Solectron Corp.	322,738	1,039
* NAVTEQ Corp.	29,430	1,029
* salesforce.com, Inc.	27,800	1,013
* Ingram Micro, Inc. Class A	49,362	1,007
* Trimble Navigation Ltd.	19,550	992
* International Rectifier Corp.	25,229	972
* Polycom, Inc.	31,139	963
* Unisys Corp.	120,806	947
* Atmel Corp.	154,547	935
MoneyGram International, Inc.	29,790	934
Fair Isaac, Inc.	22,247	904
* Varian Semiconductor Equipment Associates, Inc.	19,277	877
Tektronix, Inc.	29,571	863
* Cypress Semiconductor Corp.	49,803	840
* Zebra Technologies Corp. Class A	23,706	825
* Ciena Corp.	29,694	823
* Vishay Intertechnology, Inc.	60,063	813
* ValueClick, Inc.	33,690	796
* Brocade Communications Systems, Inc.	96,427	792
* Sybase, Inc.	31,918	788
* Digital River, Inc.	14,108	787
Acxiom Corp.	29,667	761
* Tech Data Corp.	19,659	744
* FLIR Systems, Inc.	23,300	742
* Novell, Inc.	118,887	737
* Foundry Networks, Inc.	49,071	735
* THQ Inc.	22,582	734
* Hyperion Solutions Corp.	20,433	734
* Fairchild Semiconductor International, Inc.	43,186	726
* MICROS Systems, Inc.	13,700	722
* Parametric Technology Corp.	39,468	711
* Tessera Technologies, Inc.	16,581	669
* Sanmina-SCI Corp.	188,122	649
* CommScope, Inc.	20,896	637
* TIBCO Software Inc.	67,184	634
* Anixter International Inc.	11,642	632
FactSet Research Systems Inc.	11,139	629
* Equinix, Inc.	8,172	618
* CACI International, Inc.	10,900	616
* Cymer, Inc.	13,941	613
* Interdigital Communications Corp.	18,145	609
* ADC Telecommunications, Inc.	41,825	608
* VeriFone Holdings, Inc.	17,056	604
Jack Henry&Associates Inc.	28,096	601
* Hewitt Associates, Inc.	23,104	595
* Rambus Inc.	31,253	592
* Silicon Laboratories Inc.	16,992	589
* Emulex Corp.	30,059	586
Imation Corp.	12,478	579
* Andrew Corp.	56,559	579
* FormFactor Inc.	15,500	577
* ANSYS, Inc.	13,100	570
* aQuantive, Inc.	23,000	567
* 3Com Corp.	137,915	567
* Sonus Networks, Inc.	85,923	566
* Benchmark Electronics, Inc.	22,958	559
* BISYS Group, Inc.	42,789	552
* Electronics for Imaging, Inc.	20,660	549
* Nuance Communications, Inc.	47,583	545
* Avocent Corp.	16,025	542
National Instruments Corp.	19,828	540
* Redback Networks Inc.	21,361	533
* Avid Technology, Inc.	14,206	529
* Macrovision Corp.	18,600	526
* Perot Systems Corp.	32,000	524
ADTRAN Inc.	22,941	521
* ON Semiconductor Corp.	68,731	520
* MPS Group, Inc.	36,651	520
* Mentor Graphics Corp.	28,755	518
* BearingPoint, Inc.	64,098	504
* PMC Sierra Inc.	74,300	499
* WebEx Communications, Inc.	13,700	478
* Cree, Inc.	27,566	477
Daktronics, Inc.	12,918	476
* Gartner, Inc. Class A	24,003	475
* Digital Insight Corp.	12,260	472
* Arris Group Inc.	37,600	470
* Microsemi Corp.	23,904	470
* Palm, Inc.	33,302	469
* MicroStrategy Inc.	4,101	468
* Itron, Inc.	9,000	467
* RF Micro Devices, Inc.	68,138	463
* Take-Two Interactive Software, Inc.	25,700	456
* j2 Global Communications, Inc.	16,708	455
* Wright Express Corp.	14,574	454
* CNET Networks, Inc.	49,877	453
* SiRF Technology Holdings, Inc.	17,566	448
* eFunds Corp.	16,275	448
* CSG Systems International, Inc.	16,349	437
* Spansion Inc. Class A	29,401	437
* RealNetworks, Inc.	39,779	435
* Intermec, Inc.	17,924	435
* Transaction Systems Architects, Inc.	13,200	430
* Silicon Image, Inc.	33,371	424
* ATMI, Inc.	13,816	422
* Entegris Inc.	38,738	419
* Digitas Inc.	30,971	415
* Kronos, Inc.	11,202	412
* Semtech Corp.	29,593	387
* Websense, Inc.	16,800	384
* Conexant Systems, Inc.	187,870	383
* Progress Software Corp.	13,700	383
* Komag, Inc.	10,073	382
* Skyworks Solutions, Inc.	53,782	381
* Applied Micro Circuits Corp.	105,961	377
* Plexus Corp.	15,704	375
* Informatica Corp.	30,162	368
* UTStarcom, Inc.	41,956	367
* SRA International, Inc.	13,700	366
* Rogers Corp.	6,100	361
Cognex Corp.	14,692	350
* Brooks Automation, Inc.	23,838	343
* Openwave Systems Inc.	37,175	343
* Quest Software, Inc.	23,322	342
Plantronics, Inc.	16,097	341
Total System Services, Inc.	12,923	341
* Atheros Communications, Inc.	15,955	340
* Dolby Laboratories Inc.	10,956	340
* Global Imaging Systems, Inc.	15,400	338
* MKS Instruments, Inc.	14,953	338
* Advent Software, Inc.	9,519	336
* Euronet Worldwide, Inc.	11,300	335
* Coherent, Inc.	10,599	335
* EarthLink, Inc.	46,853	333
* L-1 Identity Solutions Inc.	21,886	331
* Wind River Systems Inc.	31,814	326
* Amkor Technology, Inc.	34,561	323
Technitrol, Inc.	13,469	322
* Checkpoint Systems, Inc.	15,900	321
* Cabot Microelectronics Corp.	9,307	316
* Paxar Corp.	13,685	316
* Newport Corp.	14,660	307
* Internap Network Services Corp.	15,410	306
* Opsware, Inc.	34,500	304
* ScanSource, Inc.	9,900	301
* Rofin-Sinar Technologies Inc.	4,964	300
* Aeroflex, Inc.	25,430	298
AVX Corp.	19,814	293
United Online, Inc.	21,849	290
Talx Corp.	10,515	289
* Trident Microsystems, Inc.	15,700	285
* Dycom Industries, Inc.	13,490	285
* Insight Enterprises, Inc.	14,998	283
* Lawson Software, Inc.	38,201	282
* Tekelec	19,011	282
* Finisar Corp.	85,455	276
* Rackable Systems Inc.	8,900	276
* TriQuint Semiconductor, Inc.	60,789	274
* Manhattan Associates, Inc.	9,000	271
* Lattice Semiconductor Corp.	41,553	269
* CMGI Inc.	199,743	268
Blackbaud, Inc.	10,181	265
* Sigma Designs, Inc.	10,400	265
Black Box Corp.	6,100	256
* FEI Co.	9,700	256
* OmniVision Technologies, Inc.	18,600	254
* Comtech Telecommunications Corp.	6,650	253
* Micrel, Inc.	23,435	253
* NETGEAR, Inc.	9,600	252
MTS Systems Corp.	6,320	244
* McDATA Corp. Class A	43,046	239
* Sycamore Networks, Inc.	63,118	237
* Powerwave Technologies, Inc.	36,792	237
* DealerTrack Holdings Inc.	8,026	236
* Littelfuse, Inc.	7,400	236
* Brightpoint, Inc.	17,303	233
* ViaSat, Inc.	7,675	229
* Zoran Corp.	15,622	228
* Open Solutions Inc.	5,839	220
* Aspen Technologies, Inc.	19,900	219
* Photronics Inc.	13,300	217
* Synaptics Inc.	7,227	215
Cohu, Inc.	10,613	214
* Diodes Inc.	6,000	213
* Keane, Inc.	17,700	211
* ManTech International Corp.	5,700	210
Quality Systems, Inc.	5,600	209
* Blackboard Inc.	6,898	207
* SonicWALL, Inc.	24,556	207
* KEMET Corp.	28,263	206
Inter-Tel, Inc.	9,300	206
* Silicon Storage Technology, Inc.	45,535	205
* Advanced Energy Industries, Inc.	10,800	204
* Epicor Software Corp.	15,082	204
* Hutchinson Technology, Inc.	8,600	203
* InfoSpace, Inc.	9,748	200
* DSP Group Inc.	9,200	200
* Electro Scientific Industries, Inc.	9,900	199
* SafeNet, Inc.	8,222	197
* Witness Systems, Inc.	11,200	196
* 24/7 Real Media, Inc.	21,589	195
MAXIMUS, Inc.	6,300	194
* Standard Microsystem Corp.	6,900	193
* Sapient Corp.	35,013	192
* Cirrus Logic, Inc.	27,861	192
* Axcelis Technologies, Inc.	32,683	191
infoUSA Inc.	15,984	190
* CyberSource Corp.	17,100	188
* Concur Technologies, Inc.	11,700	188
* Vignette Corp.	10,969	187
* Interwoven Inc.	12,747	187
CTS Corp.	11,900	187
Gevity HR, Inc.	7,800	185
* Gateway, Inc.	90,622	182
* Adaptec, Inc.	38,526	180
* MRV Communications Inc.	50,260	178
* Ansoft Corp.	6,392	178
* Stratex Networks, Inc.	36,082	174
* Veeco Instruments, Inc.	9,100	170
* Kanbay International Inc.	5,874	169
* FARO Technologies, Inc.	7,000	168
* Ariba, Inc.	21,684	168
* Altiris, Inc.	6,600	168
*^ SunPower Corp. Class A	4,500	167
* ANADIGICS, Inc.	18,876	167
Park Electrochemical Corp.	6,432	165
* Actel Corp.	9,000	163
* JDA Software Group, Inc.	11,827	163
* Harmonic, Inc.	22,388	163
* Tyler Technologies, Inc.	11,500	162
* SAVVIS, Inc.	4,505	161
* Mastec Inc.	13,875	160
* AMIS Holdings Inc.	15,085	159
* Covansys Corp.	6,913	159
* Safeguard Scientifics, Inc.	65,318	158
* Extreme Networks, Inc.	37,190	156
* SPSS, Inc.	5,160	155
* TTM Technologies, Inc.	13,600	154
* Cogent Inc.	13,800	152
* The Ultimate Software Group, Inc.	6,510	151
* Exar Corp.	11,471	149
Agilysys, Inc.	8,900	149
* Packeteer, Inc.	10,914	148
* VASCO Data Security International, Inc.	12,500	148
* Sykes Enterprises, Inc.	8,367	148
* Cray, Inc.	12,370	147
* Symmetricom Inc.	16,350	146
Heartland Payment Systems, Inc.	5,136	145
* Gerber Scientific, Inc.	11,400	143
* Mattson Technology, Inc.	15,302	143
* Kulicke&Soffa Industries, Inc.	16,834	141
* Verint Systems Inc.	4,100	141
* Interactive Intelligence Inc.	6,261	140
* C-COR Inc.	12,500	139
* SYNNEX Corp.	6,300	138
* Ciber, Inc.	20,126	136
* RadiSys Corp.	8,178	136
* LoJack Corp.	7,969	136
* Supertex, Inc.	3,456	136
*^ Universal Display Corp.	9,000	135
* TNS Inc.	7,000	135
* Chordiant Software, Inc.	40,700	135
* Oplink Communications, Inc.	6,483	133
* Avanex Corp.	70,062	132
* Forrester Research, Inc.	4,884	132
* Credence Systems Corp.	25,200	131
* Echelon Corp.	16,300	130
* OSI Systems Inc.	6,208	130
* eCollege.com Inc.	8,300	130
* Borland Software Corp.	23,640	129
* Perficient, Inc.	7,822	128
Methode Electronics, Inc. Class A	11,849	128
* Marchex, Inc.	9,581	128
* Airspan Networks Inc.	33,980	126
* Stratasys, Inc.	4,000	126
* Sonic Solutions, Inc.	7,700	126
Integral Systems, Inc.	5,368	124
* Quantum Corp.	53,600	124
* FalconStor Software, Inc.	14,358	124
* Zygo Corp.	7,521	124
* webMethods, Inc.	16,577	122
* Mercury Computer Systems, Inc.	9,100	122
Bel Fuse, Inc. Class A	4,000	121
* Art Technology Group, Inc.	51,774	121
* Lionbridge Technologies, Inc.	18,491	119
* Bankrate, Inc.	3,137	119
* Westell Technologies, Inc.	47,500	119
* Anaren, Inc.	6,685	119
* Lightbridge, Inc.	8,700	118
* Hypercom Corp.	18,500	117
* Asyst Technologies, Inc.	15,618	114
* MIPS Technologies, Inc.	13,746	114
* Hittite Microwave Corp.	3,506	113
* Iomega Corp.	32,080	113
* Color Kinetics Inc.	5,300	113
* LTX Corp.	19,997	112
* Internet Capital Group Inc.	10,834	111
* Actuate Software Corp.	18,700	111
* Genesis Microchip Inc.	10,930	111
* PC-Tel, Inc.	11,702	109
* Rudolph Technologies, Inc.	6,792	108
* iGATE Corp.	15,693	108
* I.D. Systems, Inc.	5,700	107
* Agile Software Corp.	17,296	106
* OYO Geospace Corp.	1,824	106
* Microtune, Inc.	22,524	106
Startek, Inc.	7,800	106
* MoSys, Inc.	11,414	106
*^ Transmeta Corp.	94,685	105
* The Knot, Inc.	3,981	104
* Ixia	10,649	102
* Entrust, Inc.	23,824	102
* Intevac, Inc.	3,900	101
* NetRatings, Inc.	5,769	101
Syntel, Inc.	3,765	101
* OpenTV Corp.	42,912	100
* SI International Inc.	3,000	97
* PLX Technology, Inc.	7,450	97
* Novatel Wireless, Inc.	10,027	97
* Docucorp International, Inc.	9,448	96
TheStreet.com, Inc.	10,767	96
* Sirenza Microdevices, Inc.	12,149	95
* Immersion Corp.	13,159	95
* TranSwitch Corp.	68,000	95
* Magma Design Automation, Inc.	10,600	95
* SupportSoft, Inc.	17,268	95
* Pericom Semiconductor Corp.	8,250	95
* Greenfield Online, Inc.	6,601	94
* Excel Technology, Inc.	3,670	94
* Captaris Inc.	12,000	93
* InterVoice, Inc.	12,136	93
* eSPEED, Inc. Class A	10,601	93
* Mindspeed Technologies, Inc.	48,445	93
* Merix Corp.	9,904	92
* DTS Inc.	3,800	92
* Kopin Corp.	25,500	91
* Ultratech, Inc.	7,200	90
* SeaChange International, Inc.	8,782	90
* Acacia Research - Acacia Technologies	6,700	90
* PC Connection, Inc.	6,014	89
* Netlogic Microsystems Inc.	4,100	89
* Measurement Specialties, Inc.	4,100	89
* Digi International, Inc.	6,300	87
*^ Applied Digital Solutions, Inc.	47,930	87
* VA Software Corp.	17,069	86
* SimpleTech, Inc.	6,747	86
* EPIQ Systems, Inc.	4,969	84
* Rimage Corp.	3,200	83
* Radiant Systems, Inc.	7,950	83
* KVH Industries, Inc.	7,735	82
* Online Resources Corp.	8,007	82
* Globix Corp.	18,700	81
* IXYS Corp.	9,093	81
* Blue Coat Systems, Inc.	3,367	81
* Carrier Access Corp.	12,100	79
* Tumbleweed Communications Corp.	30,163	79
* PDF Solutions, Inc.	5,467	79
* iPass Inc.	13,409	79
* Ditech Networks Inc.	11,300	78
X-Rite Inc.	6,300	77
Renaissance Learning, Inc.	4,366	77
* Nu Horizons Electronics Corp.	7,522	77
* Ramtron International Corp.	20,730	77
* Quovadx, Inc.	27,258	77
* Secure Computing Corp.	11,700	77
* American Technology Corp.	19,570	77
* Semitool, Inc.	5,649	75
* Digimarc Corp.	8,500	75
* Calamp Corp.	8,700	73
* Planar Systems, Inc.	7,423	72
* Infocrossing, Inc.	4,400	72
* Pemstar Inc.	18,600	72
* S1 Corp.	12,623	70
Molex, Inc. Class A	2,500	69
* Integrated Silicon Solution, Inc.	12,000	69
* Terremark Worldwide, Inc.	10,260	69
* EMS Technologies, Inc.	3,431	69
* Ikanos Communications, Inc.	7,741	67
* Presstek, Inc.	10,531	67
* Answerthink Consulting Group, Inc.	21,503	66
* Carreker Corp.	8,600	66
* Glenayre Technologies, Inc.	25,700	66
* MapInfo Corp.	5,000	65
* Nanometrics Inc.	8,204	65
* NetScout Systems, Inc.	7,800	65
* DDi Corp.	8,913	64
* EMCORE Corp.	11,577	64
* Neoware Systems, Inc.	4,836	64
* Keynote Systems Inc.	6,016	64
* Corillian Corp.	16,775	63
* SpectraLink Corp.	7,325	63
* ActivIdentity Corp.	12,400	63
* TechTeam Global, Inc.	5,490	62
* Omniture, Inc.	4,328	61
* White Electronic Designs Corp.	11,200	61
* Dot Hill Systems Corp.	15,489	61
* Photon Dynamics, Inc.	5,200	61
* Bell Microproducts Inc.	8,500	60
* Computer Horizons Corp.	13,100	59
* Ness Technologies Inc.	4,114	59
* Volterra Semiconductor Corp.	3,900	59
* Monolithic Power Systems	5,215	58
* Zhone Technologies	44,085	58
* OPNET Technologies, Inc.	3,959	57
* Dynamics Research Corp.	5,857	57
Keithley Instruments Inc.	4,303	57
* Ulticom, Inc.	5,749	55
* COMARCO, Inc.	6,400	55
* Bottomline Technologies, Inc.	4,700	54
* Saba Software, Inc.	8,559	53
* Aware, Inc.	10,000	53
* Smith Micro Software, Inc.	3,700	53
* NIC Inc.	10,500	52
* Autobytel Inc.	14,810	52
* FSI International, Inc.	9,808	52
* Napster, Inc.	14,231	52
*^ Multi-Fineline Electronix, Inc.	2,500	51
* QuickLogic Corp.	17,008	51
* PortalPlayer Inc.	3,700	50
* LivePerson, Inc.	9,500	50
* Cherokee International Corp.	12,369	49
* Mobius Management Systems, Inc.	7,350	49
* Imergent, Inc.	1,700	49
* EFJ, Inc.	7,200	49
* Edgewater Technology, Inc.	7,915	48
* InFocus Corp.	18,000	48
* GTSI Corp.	5,149	48
* Jupitermedia Corp.	6,017	48
* Concurrent Computer Corp.	26,200	47
* Ceva, Inc.	7,134	46
*^ Telkonet, Inc.	17,100	46
* Lasercard Corp.	4,256	46
* Tollgrade Communications, Inc.	4,300	45
* WJ Communications, Inc.	28,816	45
*^ Mechanical Technology Inc.	23,454	44
* Virage Logic Corp.	4,700	44
* i2 Technologies, Inc.	1,900	43
* Advanced Analogic Technologies, Inc.	8,001	43
* Hifn, Inc.	7,967	43
* Comtech Group Inc.	2,300	42
* PLATO Learning, Inc.	7,653	41
* RightNow Technologies Inc.	2,400	41
* Embarcadero Technologies, Inc.	6,709	41
Pegasystems Inc.	4,100	40
Bel Fuse, Inc. Class B	1,156	40
* Convera Corp.	8,758	40
* Centillium Communications, Inc.	18,720	40
* Globecomm Systems, Inc.	4,466	39
* Smart Modular Technologies Inc.	2,900	39
*^ ParkerVision, Inc.	3,500	39
* California Micro Devices Corp.	8,731	38
* SigmaTel Inc.	8,700	38
* SM&A Corp.	6,562	38
QAD Inc.	4,420	37
* Phoenix Technologies Ltd.	8,197	37
*^ SpatiaLight, Inc.	26,800	36
*^ Maxwell Technologies, Inc.	2,500	35
* Lantronix, Inc.	21,000	34
* Atari, Inc.	58,720	33
*^ 8X8 Inc.	27,550	32
* Ampex Corp. Class A	1,535	32
* Mobility Electronics, Inc.	9,427	32
* Pixelworks, Inc.	13,600	31
* Avici Systems Inc.	3,990	31
* Computer Task Group, Inc.	6,500	31
* Digital Angel Corp.	12,100	31
* Sumtotal Systems Inc.	5,064	31
* NMS Communications Corp.	14,700	30
* LookSmart, Ltd.	6,700	30
* Network Equipment Technologies, Inc.	5,100	30
*^ Viewpoint Corp.	43,897	29
*^ On2 Technologies, Inc.	23,500	28
* Applied Innovation Inc.	8,653	28
* Research Frontiers, Inc.	4,700	26
* Network Engines, Inc.	9,800	25
* TransAct Technologies Inc.	3,076	25
*^ WorldGate Communications, Inc.	18,631	25
* Radyne Comstream Inc.	2,300	25
* AuthentiDate Holding Corp.	14,539	23
* Allen Organ Co. escrow shares	1,400	23
* Endwave Corp.	2,100	23
* Indus International, Inc.	6,000	23
Cass Information Systems, Inc.	600	22
* Wave Systems Corp. Class A	8,326	21
* Web.com, Inc.	5,020	21
* Interlink Electronics Inc.	6,840	21
* LeCroy Corp.	1,800	21
* Loral Space and Communications Ltd.	503	20
* Therma-Wave Inc.	16,977	20
* Overland Storage, Inc.	4,244	19
* ePlus Inc.	1,800	19
* Bookham, Inc.	4,500	18
* Miva Inc.	5,400	18
* Leadis Technology Inc.	3,900	18
* Datalink Corp.	2,405	18
* Selectica, Inc.	10,200	18
* Vitria Technology, Inc.	6,525	18
* Performance Technologies, Inc.	2,900	17
American Software, Inc. Class A	2,500	17
* Optical Communication Products, Inc.	10,560	17
* Rainmaker Systems, Inc.	2,180	16
* Analysts International Corp.	8,178	15
* Intraware, Inc.	2,307	15
* Wireless Telecom Group, Inc.	5,909	15
* SCM Microsystems, Inc.	4,700	15
* Telular Corp.	4,013	15
* Staktek Holdings Inc.	2,721	14
* Access Intergrated Technologies Inc.	1,600	14
* Catapult Communications Corp.	1,521	14
* Spectrum Control, Inc.	1,300	13
* ESS Technology, Inc.	12,000	12
* PlanetOut, Inc.	2,500	12
* GSE Systems, Inc.	1,726	11
* Callidus Software Inc.	1,800	11
* Management Network Group Inc.	7,218	11
* Verso Technologies, Inc.	8,718	10
* Pfsweb Inc.	8,907	10
* Zix Corp.	7,900	9
* Intelli-Check Inc.	1,297	9
* Inforte Corp.	2,284	9
* Tut Systems, Inc.	7,400	8
* Qualstar Corp.	2,400	8
* Cosine Communications, Inc.	2,446	8
* Technology Solutions Co.	1,135	8
* Sunrise Telecom Inc.	3,485	8
* FOCUS Enhancements, Inc.	4,400	7
* Telecommunication Systems, Inc.	2,200	7
* BSQUARE Corp.	2,325	7
Printronix, Inc.	524	6
* Superconductor Technologies Inc.	3,015	5
* CallWave, Inc.	1,600	4
* Moldflow Corp.	300	4
* MTI Technology Corp.	5,150	4
* The SCO Group, Inc.	3,175	4
* Evolving Systems, Inc.	2,955	3
* Innovex, Inc.	1,800	3
* RAE Systems, Inc.	700	2
* Kintera Inc.	1,700	2
* Media 100 Inc.	6,149	-

		850,455

Materials (2.0%)
E.I. du Pont de Nemours&Co.	322,513	15,710
Dow Chemical Co.	335,646	13,406
Monsanto Co.	189,344	9,946
Alcoa Inc.	303,300	9,102
Phelps Dodge Corp.	71,429	8,552
Newmont Mining Corp. (Holding Co.)	157,409	7,107
Praxair, Inc.	112,785	6,692
Weyerhaeuser Co.	86,196	6,090
Nucor Corp.	107,941	5,900
Air Products&Chemicals, Inc.	77,106	5,419
International Paper Co.	151,194	5,156
PPG Industries, Inc.	57,905	3,718
Freeport-McMoRan Copper&Gold, Inc. Class B	65,668	3,660
United States Steel Corp.	43,289	3,166
Vulcan Materials Co.	33,801	3,038
Ecolab, Inc.	66,079	2,987
Allegheny Technologies Inc.	29,928	2,714
Rohm&Haas Co.	50,302	2,571
Lyondell Chemical Co.	78,281	2,002
MeadWestvaco Corp.	63,672	1,914
Sealed Air Corp.	28,746	1,866
Sigma-Aldrich Corp.	23,566	1,832
Temple-Inland Inc.	38,624	1,778
* Pactiv Corp.	48,490	1,731
Eastman Chemical Co.	28,934	1,716
Martin Marietta Materials, Inc.	15,874	1,649
Ashland, Inc.	22,547	1,560
Ball Corp.	35,052	1,528
International Flavors&Fragrances, Inc.	27,264	1,340
Sonoco Products Co.	33,118	1,260
Bemis Co., Inc.	37,010	1,258
* Crown Holdings, Inc.	59,122	1,237
Celanese Corp. Series A	47,193	1,221
Lubrizol Corp.	24,143	1,210
* The Mosaic Co.	53,783	1,149
Steel Dynamics, Inc.	32,022	1,039
Commercial Metals Co.	40,000	1,032
Albemarle Corp.	14,245	1,023
FMC Corp.	13,209	1,011
Airgas, Inc.	24,664	999
* Owens-Illinois, Inc.	54,059	997
* Smurfit-Stone Container Corp.	89,840	949
Valspar Corp.	34,276	947
Cabot Corp.	21,212	924
* Titanium Metals Corp.	31,128	919
* Nalco Holding Co.	43,100	882
RPM International, Inc.	42,177	881
Carpenter Technology Corp.	8,500	871
Scotts Miracle-Gro Co.	16,464	850
Reliance Steel&Aluminum Co.	21,340	840
Chemtura Corp.	84,758	816
Louisiana-Pacific Corp.	37,456	806
Cytec Industries, Inc.	14,142	799
* Oregon Steel Mills, Inc.	12,636	789
Eagle Materials, Inc.	17,824	771
Florida Rock Industries, Inc.	17,455	751
* Hercules, Inc.	38,526	744
AptarGroup Inc.	12,500	738
Chaparral Steel Co.	16,400	726
Cleveland-Cliffs Inc.	14,619	708
* Huntsman Corp.	35,165	667
* AK Steel Holding Corp.	39,017	659
Packaging Corp. of America	29,400	650
* RTI International Metals, Inc.	8,139	637
Texas Industries, Inc.	8,500	546
H.B. Fuller Co.	20,900	540
* Coeur d'Alene Mines Corp.	98,900	490
* Terra Industries, Inc.	39,332	471
Quanex Corp.	13,590	470
* OM Group, Inc.	10,289	466
Greif Inc. Class A	3,900	462
Bowater Inc.	19,770	445
Worthington Industries, Inc.	24,950	442
* W.R. Grace&Co.	21,700	430
Olin Corp.	25,658	424
Silgan Holdings, Inc.	9,154	402
Minerals Technologies, Inc.	6,800	400
MacDermid, Inc.	11,000	375
Sensient Technologies Corp.	14,212	350
* Headwaters Inc.	14,400	345
CF Industries Holdings, Inc.	13,057	335
Compass Minerals International	10,600	335
* Century Aluminum Co.	7,300	326
Royal Gold, Inc.	8,739	314
* Apex Silver Mines Ltd.	19,200	305
Ferro Corp.	14,676	304
* Brush Engineered Materials Inc.	8,900	301
Rock-Tenn Co.	11,033	299
Spartech Corp.	11,300	296
* Hecla Mining Co.	38,400	294
Schnitzer Steel Industries, Inc. Class A	7,300	290
Metal Management, Inc.	7,500	284
* PolyOne Corp.	35,700	268
Wausau Paper Corp.	17,126	257
* Symyx Technologies, Inc.	11,558	250
NewMarket Corp.	4,019	237
* Stillwater Mining Co.	18,795	235
AMCOL International Corp.	8,400	233
Arch Chemicals, Inc.	6,850	228
Neenah Paper Inc.	6,104	216
Glatfelter	13,900	215
Georgia Gulf Corp.	10,717	207
Innospec, Inc.	4,400	205
A. Schulman Inc.	9,100	202
Deltic Timber Corp.	3,500	195
Ryerson Tull, Inc.	7,691	193
Gibraltar Industries Inc.	8,200	193
* Graphic Packaging Corp.	43,559	189
* Rockwood Holdings, Inc.	6,679	169
Westlake Chemical Corp.	5,042	158
*^ Zoltek Cos., Inc.	7,334	144
* Landec Corp.	12,600	136
Myers Industries, Inc.	8,461	132
* Buckeye Technology, Inc.	11,000	132
A.M. Castle&Co.	5,173	132
Schweitzer-Mauduit International, Inc.	5,050	132
Tronox Inc. Class B	7,483	118
Penford Corp.	6,315	109
Chesapeake Corp. of Virginia	6,400	109
* Omnova Solutions Inc.	22,741	104
Balchem Corp.	3,750	96
* Webco Industries, Inc.	1,030	91
* Pioneer Cos., Inc.	3,116	89
*^ Altair Nanotechnology	33,300	88
American Vanguard Corp.	5,466	87
* Northwest Pipe Co.	2,550	86
* Caraustar Industries, Inc.	10,300	83
* Material Sciences Corp.	6,300	82
Steel Technologies, Inc.	4,198	74
*^ Calgon Carbon Corp.	11,800	73
* Flotek Industries, Inc.	2,500	70
* Wheeling-Pittsburgh Corp.	3,567	67
Quaker Chemical Corp.	3,000	66
Great Northern Iron Ore	531	63
NN, Inc.	5,080	63
* U.S. Concrete, Inc.	7,558	54
* Mercer International Inc.	4,382	52
Stepan Co.	1,600	51
Tronox Inc.	3,000	48
* Lesco, Inc.	4,457	39
Wellman, Inc.	10,500	33
NL Industries, Inc.	3,199	33
* Maxxam Inc.	1,025	30
* Pope&Talbot, Inc.	5,304	29
Olympic Steel, Inc.	1,300	29
* Constar International Inc.	3,846	27
* AEP Industries, Inc.	500	27
* U.S. Energy Corp.	4,923	25
* Nonophase Technologies Corp.	2,700	16
* Universal Stainless&Alloy Products, Inc.	300	10
* Canyon Resources Corp.	9,500	8
* Rock of Ages Corp.	1,410	6
* Atlantis Plastics, Inc. Class A	1,735	6

		183,150

Telecommunication Services (1.9%)
AT&T Inc.	1,358,840	48,579
Verizon Communications Inc.	1,014,148	37,767
BellSouth Corp.	635,238	29,926
Sprint Nextel Corp.	1,004,047	18,966
Alltel Corp.	135,844	8,216
* American Tower Corp. Class A	148,745	5,545
* Qwest Communications International Inc.	568,158	4,756
* NII Holdings Inc.	48,818	3,146
Embarq Corp.	52,365	2,752
Windstream Corp.	166,419	2,366
* Crown Castle International Corp.	70,718	2,284
* Level 3 Communications, Inc.	349,788	1,959
CenturyTel, Inc.	38,885	1,698
Citizens Communications Co.	113,638	1,633
* Leap Wireless International, Inc.	17,612	1,047
Telephone&Data Systems, Inc.	18,467	1,003
Telephone&Data Systems, Inc. - Special Common Shares	17,799	883
* SBA Communications Corp.	31,000	853
* Time Warner Telecom Inc.	41,029	818
* NeuStar, Inc. Class A	23,295	756
* Dobson Communications Corp.	53,701	468
* Cincinnati Bell Inc.	86,940	397
* Broadwing Corp.	23,774	371
* U.S. Cellular Corp.	5,199	362
Commonwealth Telephone Enterprises, Inc.	7,300	306
* IDT Corp. Class B	22,800	298
* Premiere Global Services, Inc.	29,800	281
FairPoint Communications, Inc.	13,033	247
* Cogent Communications Group, Inc.	14,860	241
* General Communication, Inc.	14,346	226
* Vonage Holdings Corp.	29,600	205
* Cbeyond Inc.	6,673	204
USA Mobility, Inc.	8,100	181
Alaska Communications Systems Holdings, Inc.	11,800	179
* @ Road, Inc.	22,800	166
Atlantic Tele-Network, Inc.	5,385	158
Iowa Telecommunications Services Inc.	7,571	149
Surewest Communications	4,500	124
* Covad Communications Group, Inc.	81,487	112
* Global Crossing Ltd.	4,300	106
D&E Communications, Inc.	8,191	104
CT Communications, Inc.	4,262	98
North Pittsburgh Systems, Inc.	4,000	97
* Fibertower Corp.	15,742	93
* Arbinet Holdings, Inc.	15,601	86
Consolidated Communications Holdings, Inc.	4,096	86
* Syniverse Holdings Inc.	5,455	82
Hickory Tech Corp.	10,322	74
* LCC International, Inc. Class A	15,041	63
Centennial Communications Corp. Class A	8,500	61
Shenandoah Telecommunications Co.	1,280	60
*^ InPhonic, Inc.	5,300	59
* iPCS, Inc.	1,024	57
* Wireless Facilities, Inc.	14,716	42
* Rural Cellular Corp. Class A	2,500	33
* Echelon Telecom, Inc.	800	16
* Boston Communications Group, Inc.	5,700	14
* IDT Corp.	800	11
* Metro One Telecommunications, Inc.	2,047	5
* Primus Telecommunications Group, Inc.	7,800	3
* Pac-West Telecom, Inc.	6,006	-
* Trinsic Inc.	1,091	-

		180,878

Utilities (2.2%)
Duke Energy Corp.	438,401	14,559
Exelon Corp.	234,307	14,501
Dominion Resources, Inc.	123,500	10,354
Southern Co.	259,702	9,573
TXU Corp.	153,340	8,313
FPL Group, Inc.	134,495	7,319
FirstEnergy Corp.	115,422	6,960
Entergy Corp.	72,951	6,735
American Electric Power Co., Inc.	137,843	5,869
PG&E Corp.	123,942	5,866
Public Service Enterprise Group, Inc.	88,098	5,848
* AES Corp.	231,451	5,101
Edison International	108,317	4,926
PPL Corp.	133,331	4,779
Sempra Energy	82,340	4,614
Constellation Energy Group, Inc.	62,854	4,329
Consolidated Edison Inc.	89,850	4,319
Progress Energy, Inc.	84,255	4,135
Ameren Corp.	72,276	3,883
Xcel Energy, Inc.	142,123	3,277
DTE Energy Co.	62,441	3,023
* Mirant Corp.	90,138	2,846
* Allegheny Energy, Inc.	57,779	2,653
* NRG Energy, Inc.	45,664	2,558
KeySpan Corp.	61,382	2,528
Questar Corp.	30,124	2,502
NiSource, Inc.	95,779	2,308
Wisconsin Energy Corp.	41,152	1,953
Pinnacle West Capital Corp.	34,882	1,768
Pepco Holdings, Inc.	66,864	1,739
CenterPoint Energy Inc.	103,814	1,721
ONEOK, Inc.	39,194	1,690
Equitable Resources, Inc.	40,232	1,680
SCANA Corp.	38,624	1,569
Alliant Energy Corp.	41,363	1,562
* Reliant Energy, Inc.	107,816	1,532
Northeast Utilities	54,094	1,523
MDU Resources Group, Inc.	56,971	1,461
* Sierra Pacific Resources	77,914	1,311
* CMS Energy Corp.	78,176	1,306
Energy East Corp.	52,094	1,292
NSTAR	37,598	1,292
OGE Energy Corp.	31,980	1,279
TECO Energy, Inc.	73,593	1,268
Energen Corp.	24,662	1,158
DPL Inc.	40,026	1,112
National Fuel Gas Co.	28,143	1,085
AGL Resources Inc.	27,529	1,071
^ Aqua America, Inc.	46,399	1,057
Puget Energy, Inc.	40,931	1,038
* Dynegy, Inc.	141,802	1,027
UGI Corp. Holding Co.	37,100	1,012
Atmos Energy Corp.	30,636	978
Southern Union Co.	33,597	939
Great Plains Energy, Inc.	28,462	905
PNM Resources Inc.	26,603	827
WPS Resources Corp.	15,171	820
Westar Energy, Inc.	30,784	799
Hawaiian Electric Industries Inc.	28,704	779
Vectren Corp.	27,004	764
Nicor Inc.	15,634	732
Piedmont Natural Gas, Inc.	27,100	725
* Aquila, Inc.	131,994	620
Peoples Energy Corp.	13,546	604
IDACORP, Inc.	15,000	580
WGL Holdings Inc.	17,224	561
Duquesne Light Holdings, Inc.	27,953	555
Southwest Gas Corp.	14,427	554
Cleco Corp.	20,216	510
New Jersey Resources Corp.	10,000	486
UniSource Energy Corp.	12,700	464
Avista Corp.	18,166	460
NorthWestern Corp.	12,583	445
Black Hills Corp.	11,815	436
* El Paso Electric Co.	17,521	427
ALLETE, Inc.	9,075	422
Northwest Natural Gas Co.	9,550	405
UIL Holdings Corp.	7,833	330
ITC Holdings Corp.	7,947	317
South Jersey Industries, Inc.	9,400	314
Empire District Electric Co.	12,700	314
CH Energy Group, Inc.	5,500	290
American States Water Co.	7,357	284
Otter Tail Corp.	8,468	264
MGE Energy, Inc.	6,700	245
California Water Service Group	5,913	239
The Laclede Group, Inc.	6,600	231
SJW Corp.	5,500	213
Portland General Electric Co.	7,800	213
Cascade Natural Gas Corp.	5,957	154
Ormat Technologies Inc.	4,100	151
EnergySouth, Inc.	2,784	112
* Cadiz Inc.	4,495	103
Southwest Water Co.	7,227	99
Connecticut Water Services, Inc.	4,263	97
Central Vermont Public Service Corp.	3,330	78
Green Mountain Power Corp.	2,300	78
Middlesex Water Co.	3,466	65
* SEMCO Energy, Inc.	6,100	37
* Maine&Maritimes Corp.	2,100	32
Chesapeake Utilities Corp.	1,000	31
The York Water Co.	1,053	19
Florida Public Util. Co.	1,050	14
RGC Resources, Inc.	99	3

		208,308

Total Common Stocks
(Cost $3,676,598)	5,567,200

	Coupon	Maturity Date	Face Amount ($000)

U.S. Government and Agency Obligations (27.4%)

U.S. Government Securities (9.9%)
U.S. Treasury Bond	10.375%	11/15/12	4,000	4,178
U.S. Treasury Bond	3.625%	5/15/13	3,000	2,827
U.S. Treasury Bond	12.000%	8/15/13	9,000	9,993
U.S. Treasury Bond	13.250%	5/15/14	2,000	2,376
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,372
U.S. Treasury Bond	11.250%	2/15/15	9,450	13,577
U.S. Treasury Bond	10.625%	8/15/15	2,065	2,921
U.S. Treasury Bond	9.875%	11/15/15	450	617
U.S. Treasury Bond	7.250%	5/15/16	37,715	44,840
U.S. Treasury Bond	7.500%	11/15/16	7,475	9,086
U.S. Treasury Bond	8.750%	5/15/17	28,575	37,808
U.S. Treasury Bond	8.875%	8/15/17	27,425	36,694
U.S. Treasury Bond	9.125%	5/15/18	600	825
U.S. Treasury Bond	9.000%	11/15/18	1,000	1,376
U.S. Treasury Bond	8.875%	2/15/19	200	274
U.S. Treasury Bond	8.125%	8/15/19	2,505	3,274
U.S. Treasury Bond	8.500%	2/15/20	12,600	17,018
U.S. Treasury Bond	8.750%	5/15/20	5,025	6,931
U.S. Treasury Bond	8.750%	8/15/20	7,375	10,197
U.S. Treasury Bond	7.875%	2/15/21	2,245	2,924
U.S. Treasury Bond	8.125%	5/15/21	840	1,119
U.S. Treasury Bond	8.125%	8/15/21	11,775	15,720
U.S. Treasury Bond	8.000%	11/15/21	1,120	1,485
U.S. Treasury Bond	7.250%	8/15/22	600	753
U.S. Treasury Bond	7.625%	11/15/22	15,550	20,188
U.S. Treasury Bond	7.125%	2/15/23	325	405
U.S. Treasury Bond	6.250%	8/15/23	175	201
U.S. Treasury Bond	7.625%	2/15/25	19,000	25,148
U.S. Treasury Bond	6.875%	8/15/25	75	93
U.S. Treasury Bond	6.000%	2/15/26	200	227
U.S. Treasury Bond	6.750%	8/15/26	12,045	14,819
U.S. Treasury Bond	6.625%	2/15/27	4,220	5,143
U.S. Treasury Bond	6.375%	8/15/27	6,245	7,435
U.S. Treasury Bond	5.500%	8/15/28	3,950	4,270
U.S. Treasury Bond	5.250%	11/15/28	550	577
U.S. Treasury Bond	5.250%	2/15/29	850	892
U.S. Treasury Bond	6.125%	8/15/29	11,345	13,267
U.S. Treasury Bond	6.250%	5/15/30	5,905	7,038
U.S. Treasury Bond	5.375%	2/15/31	4,625	4,957
U.S. Treasury Bond	4.500%	2/15/36	120	114
U.S. Treasury Note	2.750%	8/15/07	4,000	3,944
U.S. Treasury Note	4.250%	10/31/07	5,825	5,787
U.S. Treasury Note	3.000%	11/15/07	1,775	1,744
U.S. Treasury Note	4.375%	12/31/07	2,950	2,932
U.S. Treasury Note	4.375%	1/31/08	22,575	22,423
U.S. Treasury Note	3.000%	2/15/08	13,200	12,915
U.S. Treasury Note	3.375%	2/15/08	31,850	31,293
U.S. Treasury Note	4.625%	2/29/08	36,700	36,540
U.S. Treasury Note	4.625%	3/31/08	6,175	6,149
U.S. Treasury Note	4.875%	4/30/08	21,875	21,854
U.S. Treasury Note	2.625%	5/15/08	3,950	3,832
U.S. Treasury Note	5.625%	5/15/08	3,135	3,163
U.S. Treasury Note	4.875%	5/31/08	21,500	21,487
U.S. Treasury Note	5.125%	6/30/08	850	853
U.S. Treasury Note	5.000%	7/31/08	5,000	5,008
U.S. Treasury Note	4.875%	8/31/08	2,675	2,675
U.S. Treasury Note	4.625%	9/30/08	13,800	13,746
U.S. Treasury Note	3.125%	10/15/08	3,600	3,496
U.S. Treasury Note	4.875%	10/31/08	1,000	1,000
U.S. Treasury Note	3.375%	11/15/08	2,875	2,801
U.S. Treasury Note	4.375%	11/15/08	2,350	2,331
U.S. Treasury Note	3.250%	1/15/09	3,925	3,808
U.S. Treasury Note	3.000%	2/15/09	2,280	2,198
U.S. Treasury Note	4.500%	2/15/09	3,925	3,901
U.S. Treasury Note	3.875%	5/15/09	27,187	26,652
U.S. Treasury Note	4.875%	5/15/09	19,500	19,543
U.S. Treasury Note	4.000%	6/15/09	2,170	2,132
U.S. Treasury Note	3.625%	7/15/09	4,755	4,629
U.S. Treasury Note	3.500%	8/15/09	16,950	16,436
U.S. Treasury Note	4.875%	8/15/09	5,575	5,592
U.S. Treasury Note	6.000%	8/15/09	30,885	31,817
U.S. Treasury Note	3.375%	10/15/09	5,135	4,954
U.S. Treasury Note	4.625%	11/15/09	6,875	6,854
U.S. Treasury Note	3.625%	1/15/10	2,425	2,350
U.S. Treasury Note	3.500%	2/15/10	3,275	3,160
U.S. Treasury Note	6.500%	2/15/10	10,035	10,541
U.S. Treasury Note	4.000%	3/15/10	3,300	3,230
U.S. Treasury Note	4.000%	4/15/10	6,875	6,727
U.S. Treasury Note	3.875%	5/15/10	52,775	51,423
U.S. Treasury Note	4.125%	8/15/10	2,125	2,084
U.S. Treasury Note	4.250%	10/15/10	985	970
U.S. Treasury Note	4.500%	11/15/10	195	194
U.S. Treasury Note	4.375%	12/15/10	2,070	2,046
U.S. Treasury Note	4.250%	1/15/11	11,735	11,541
U.S. Treasury Note	4.500%	2/28/11	525	521
U.S. Treasury Note	4.750%	3/31/11	26,950	26,992
U.S. Treasury Note	4.875%	4/30/11	1,925	1,937
U.S. Treasury Note	4.875%	5/31/11	7,175	7,224
U.S. Treasury Note	5.125%	6/30/11	1,385	1,408
U.S. Treasury Note	4.875%	7/31/11	875	881
U.S. Treasury Note	4.500%	9/30/11	8,190	8,118
U.S. Treasury Note	4.375%	8/15/12	1,225	1,207
U.S. Treasury Note	4.000%	11/15/12	1,475	1,424
U.S. Treasury Note	3.875%	2/15/13	3,545	3,393
U.S. Treasury Note	4.250%	11/15/13	2,100	2,045
U.S. Treasury Note	4.000%	2/15/14	24,020	22,992
U.S. Treasury Note	4.750%	5/15/14	18,725	18,775
U.S. Treasury Note	4.250%	8/15/14	53,800	52,228
U.S. Treasury Note	4.250%	11/15/14	3,875	3,759
U.S. Treasury Note	4.875%	8/15/16	70	71

				915,689

Agency Bonds and Notes (4.1%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,350
2Federal Farm Credit Bank	3.000%	12/17/07	925	906
2Federal Farm Credit Bank	3.375%	7/15/08	900	876
2Federal Farm Credit Bank	3.750%	1/15/09	1,275	1,241
2Federal Farm Credit Bank	4.125%	4/15/09	700	686
2Federal Farm Credit Bank	5.000%	10/23/09	1,000	1,000
2Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,101
2Federal Farm Credit Bank	5.125%	8/25/16	500	504
2Federal Home Loan Bank	4.850%	2/6/08	5,500	5,480
2Federal Home Loan Bank	5.125%	4/16/08	500	500
2Federal Home Loan Bank	4.125%	4/18/08	2,500	2,468
2Federal Home Loan Bank	5.125%	6/13/08	8,900	8,904
2Federal Home Loan Bank	5.125%	6/18/08	10,150	10,153
2Federal Home Loan Bank	5.125%	8/8/08	5,000	5,001
2Federal Home Loan Bank	3.875%	8/22/08	17,500	17,165
2Federal Home Loan Bank	5.800%	9/2/08	2,500	2,528
2Federal Home Loan Bank	5.865%	9/2/08	1,300	1,314
2Federal Home Loan Bank	5.375%	7/17/09	1,425	1,438
2Federal Home Loan Bank	5.000%	12/11/09	425	425
2Federal Home Loan Bank	3.875%	1/15/10	1,200	1,165
2Federal Home Loan Bank	4.375%	3/17/10	2,000	1,965
2Federal Home Loan Bank	7.625%	5/14/10	8,800	9,507
2Federal Home Loan Bank	5.375%	8/19/11	7,275	7,396
2Federal Home Loan Bank	4.875%	11/18/11	1,650	1,642
2Federal Home Loan Bank	5.750%	5/15/12	1,700	1,764
2Federal Home Loan Bank	5.375%	6/14/13	250	254
2Federal Home Loan Bank	5.125%	8/14/13	6,825	6,877
2Federal Home Loan Bank	4.500%	9/16/13	5,050	4,908
2Federal Home Loan Bank	5.250%	6/18/14	4,125	4,204
2Federal Home Loan Bank	5.375%	5/18/16	2,500	2,569
2Federal Home Loan Bank	5.625%	6/13/16	300	310
2Federal Home Loan Bank	4.750%	12/16/16	2,275	2,229
2Federal Home Loan Bank	5.250%	12/11/20	1,000	1,007
2Federal Home Loan Bank	5.625%	6/11/21	1,000	1,048
2Federal Home Loan Bank	5.500%	7/15/36	250	261
2Federal Home Loan Mortgage Corp.	4.625%	2/21/08	5,000	4,968
2Federal Home Loan Mortgage Corp.	5.750%	4/15/08	6,500	6,546
2Federal Home Loan Mortgage Corp.	3.875%	6/15/08	15,200	14,941
2Federal Home Loan Mortgage Corp.	5.250%	5/21/09	26,000	26,140
2Federal Home Loan Mortgage Corp.	6.625%	9/15/09	8,150	8,482
2Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,000	4,238
2Federal Home Loan Mortgage Corp.	4.125%	7/12/10	10,025	9,760
2Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	921
2Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	695
2Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,750	2,862
2Federal Home Loan Mortgage Corp.	5.250%	7/18/11	1,000	1,011
2Federal Home Loan Mortgage Corp.	5.750%	1/15/12	9,000	9,311
2Federal Home Loan Mortgage Corp.	5.125%	7/15/12	10,400	10,479
2Federal Home Loan Mortgage Corp.	4.500%	1/15/13	1,650	1,610
2Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,400	1,363
2Federal Home Loan Mortgage Corp.	4.875%	11/15/13	6,450	6,423
2Federal Home Loan Mortgage Corp.	5.000%	7/15/14	6,550	6,578
2Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,341
2Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,500	3,015
2Federal Home Loan Mortgage Corp.	6.750%	3/15/31	3,100	3,761
2Federal National Mortgage Assn	5.750%	2/15/08	1,075	1,082
2Federal National Mortgage Assn	4.875%	4/10/08	7,325	7,296
2Federal National Mortgage Assn	6.000%	5/15/08	18,000	18,205
2Federal National Mortgage Assn	3.875%	7/15/08	20,000	19,641
2Federal National Mortgage Assn	4.500%	10/15/08	275	272
2Federal National Mortgage Assn	3.375%	12/15/08	500	485
2Federal National Mortgage Assn	5.250%	1/15/09	775	779
2Federal National Mortgage Assn	4.875%	4/15/09	5,000	4,987
2Federal National Mortgage Assn	7.250%	1/15/10	6,720	7,143
2Federal National Mortgage Assn	7.125%	6/15/10	1,000	1,068
2Federal National Mortgage Assn	6.625%	11/15/10	1,650	1,745
2Federal National Mortgage Assn	6.250%	2/1/11	1,425	1,484
2Federal National Mortgage Assn	5.125%	4/15/11	750	754
2Federal National Mortgage Assn	6.000%	5/15/11	7,300	7,590
2Federal National Mortgage Assn	5.000%	10/15/11	10,200	10,222
2Federal National Mortgage Assn	6.125%	3/15/12	7,950	8,367
2Federal National Mortgage Assn	4.375%	9/15/12	2,025	1,966
2Federal National Mortgage Assn	4.750%	2/21/13	1,000	984
2Federal National Mortgage Assn	4.375%	3/15/13	1,550	1,502
2Federal National Mortgage Assn	4.625%	5/1/13	700	679
2Federal National Mortgage Assn	4.625%	10/15/13	13,250	12,984
2Federal National Mortgage Assn	5.125%	1/2/14	975	973
2Federal National Mortgage Assn	5.000%	3/15/16	725	726
2Federal National Mortgage Assn	5.250%	9/15/16	2,525	2,569
2Federal National Mortgage Assn	4.875%	12/15/16	525	520
2Federal National Mortgage Assn	7.125%	1/15/30	2,550	3,208
2Federal National Mortgage Assn	7.250%	5/15/30	5,450	6,957
2Federal National Mortgage Assn	6.625%	11/15/30	2,850	3,409
Private Export Funding Corp.	7.200%	1/15/10	6,900	7,322
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	511
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	382
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	300	301
2Tennessee Valley Auth	5.375%	11/13/08	2,400	2,413
2Tennessee Valley Auth	7.125%	5/1/30	4,000	5,038
2Tennessee Valley Auth	5.375%	4/1/56	375	383

				382,538

Mortgage-Backed Securities (13.4%)
2,3 Federal Home Loan Mortgage Corp.	4.000%	3/1/08-2/1/21	21,482	20,379
2,3 Federal Home Loan Mortgage Corp.	4.500%	1/1/08-10/1/35	52,432	50,389
2,3 Federal Home Loan Mortgage Corp.	5.000%	12/1/07-7/1/36	148,900	144,742
2,3 Federal Home Loan Mortgage Corp.	5.500%	4/1/07-5/1/36	136,784	135,751
2,3 Federal Home Loan Mortgage Corp.	6.000%	7/1/08-11/1/36	71,312	71,980
2,3 Federal Home Loan Mortgage Corp.	6.500%	2/1/08-10/1/36	21,995	22,439
2,3 Federal Home Loan Mortgage Corp.	7.000%	11/1/07-8/1/36	8,117	8,328
2,3 Federal Home Loan Mortgage Corp.	7.500%	12/1/07-1/1/32	1,026	1,062
2,3 Federal Home Loan Mortgage Corp.	8.000%	12/1/07-10/1/31	915	959
2,3 Federal Home Loan Mortgage Corp.	8.500%	11/1/07-5/1/30	129	136
2,3 Federal Home Loan Mortgage Corp.	9.000%	10/1/21-4/1/30	87	94
2,3 Federal Home Loan Mortgage Corp.	9.500%	4/1/16-4/1/25	34	38
2,3 Federal Home Loan Mortgage Corp.	10.000%	3/1/17-4/1/25	17	19
2,3 Federal National Mortgage Assn	4.000%	9/1/10-6/1/19	8,647	8,208
2,3 Federal National Mortgage Assn	4.500%	7/1/11-10/1/35	71,594	68,649
2,3 Federal National Mortgage Assn	5.000%	9/1/09-1/1/37	195,801	190,227
2,3 Federal National Mortgage Assn	5.500%	11/1/08-1/1/37	215,821	214,028
2,3 Federal National Mortgage Assn	6.000%	10/1/08-1/1/37	108,910	109,761
2,3 Federal National Mortgage Assn	6.500%	8/1/08-1/1/37	53,900	54,951
2,3 Federal National Mortgage Assn	7.000%	10/1/07-4/1/35	7,951	8,177
2,3 Federal National Mortgage Assn	7.500%	8/1/07-12/1/32	2,193	2,267
2,3 Federal National Mortgage Assn	8.000%	7/1/07-1/1/31	335	350
2,3 Federal National Mortgage Assn	8.500%	11/1/09-9/1/30	199	212
2,3 Federal National Mortgage Assn	9.000%	10/1/16-8/1/26	59	63
2,3 Federal National Mortgage Assn	9.500%	5/1/16-2/1/25	13	17
2,3 Federal National Mortgage Assn	10.000%	1/1/20-8/1/21	2	3
2,3 Federal National Mortgage Assn	10.500%	8/1/20	2	2
3 Government National Mortgage Assn	4.500%	8/15/18-7/15/35	3,844	3,681
3 Government National Mortgage Assn	5.000%	3/15/18-1/1/37	29,623	28,867
3 Government National Mortgage Assn	5.500%	3/15/15-11/20/36	47,115	46,902
3 Government National Mortgage Assn	6.000%	3/15/09-1/1/37	32,236	32,678
3 Government National Mortgage Assn	6.500%	9/15/08-1/1/37	14,259	14,645
3 Government National Mortgage Assn	7.000%	5/15/08-8/15/32	4,356	4,507
3 Government National Mortgage Assn	7.500%	5/15/08-3/15/32	1,199	1,246
3 Government National Mortgage Assn	8.000%	9/15/09-3/15/32	768	806
3 Government National Mortgage Assn	8.500%	3/15/17-7/15/30	127	133
3 Government National Mortgage Assn	9.000%	6/15/16-2/15/30	127	137
3 Government National Mortgage Assn	9.500%	9/15/18-1/15/25	31	33
3 Government National Mortgage Assn	10.000%	10/15/17-12/15/20	5	6
3 Government National Mortgage Assn	11.000%	12/15/2015	2	2

				1,246,874

Total U.S. Government and Agency Obligations
(Cost $2,547,875)				2,545,101

Corporate Bonds (10.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
3,4 American Express Credit Account Master Trust	5.490%	3/15/10	9,000	9,008
3,4 American Express Credit Account Master Trust	5.460%	9/15/10	12,800	12,823
3,4 American Express Credit Account Master Trust	5.460%	10/15/10	1,800	1,803
3,4 American Express Credit Account Master Trust	5.350%	1/18/11	745	746
3,4 Bank One Issuance Trust	5.380%	10/15/09	11,000	11,001
3,4 Bank One Issuance Trust	5.460%	1/15/10	710	710
3,4 Bank One Issuance Trust	5.470%	6/15/10	7,000	7,008
3,4 Bank One Issuance Trust	5.460%	12/15/10	13,000	13,032
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	4,000	4,042
3,4 Capital One Master Trust	5.480%	1/15/10	3,000	3,000
3,4 Capital One Multi-Asset Execution Trust	5.620%	7/15/10	2,000	2,004
3,4 Capital One Multi-Asset Execution Trust	5.530%	9/15/11	5,000	5,022
3,4 Chase Credit Card Master Trust	5.450%	6/15/09	7,000	7,001
3,4 Chase Credit Card Master Trust	5.470%	2/15/10	4,500	4,505
3,4 Chase Issuance Trust	5.360%	12/15/10	24,000	24,011
3 Chase Issuance Trust	4.650%	12/17/12	3,300	3,263
3 Citibank Credit Card Master Trust	5.875%	3/10/11	2,000	2,032
3,5 Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	2,009
3,5 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	489	508
3 Countrywide Home Loans	4.046%	5/25/33	852	838
3 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	6,950	6,821
3 DaimlerChrysler Auto Trust	5.330%	8/8/10	3,000	3,005
3,4 Discover Card Master Trust I	5.380%	4/16/10	33,000	33,022
3,4 Discover Card Master Trust I	5.480%	8/15/10	2,000	2,005
3 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	350	363
3,4 Fleet Credit Card Master Trust II	5.490%	4/15/10	4,000	4,005
3 Ford Credit Auto Owner Trust	4.300%	8/15/09	1,725	1,711
3,4 GE Capital Credit Card Master Note Trust	5.400%	6/15/10	5,595	5,596
3,4 GE Capital Credit Card Master Note Trust	5.390%	9/15/10	22,000	22,015
3 GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,312
3,4 Gracechurch Card Funding PLC	5.380%	2/17/09	8,745	8,745
3,4 Gracechurch Card Funding PLC	5.370%	11/16/09	15,000	15,010
3,4 Gracechurch Card Funding PLC	5.360%	9/15/10	9,000	9,012
3 Honda Auto Receivables Owner Trust	2.910%	10/20/08	803	795
3 Honda Auto Receivables Owner Trust	4.610%	8/17/09	3,700	3,680
3 Honda Auto Receivables Owner Trust	5.300%	7/21/10	2,200	2,220
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	2,025	2,005
3 MBNA Credit Card Master Note Trust	4.950%	6/15/09	1,700	1,700
3,4 MBNA Credit Card Master Note Trust	5.350%	12/15/10	25,000	25,018
3 MBNA Credit Card Master Note Trust	4.300%	2/15/11	4,550	4,493
3,4 MBNA Credit Card Master Note Trust	5.480%	2/15/11	9,000	9,028
3 MBNA Master Credit Card Trust	7.000%	2/15/12	1,800	1,886
3 Morgan Stanley Capital I	5.230%	9/15/42	1,050	1,039
3 Nissan Auto Receivables Owner Trust	4.190%	7/15/09	5,650	5,600
3 PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	805
3 PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,234
3 Salomon Brothers Mortgage Securities VII	4.117%	9/25/33	2,152	2,137
3 USAA Auto Owner Trust	4.550%	2/16/10	3,550	3,525
3 USAA Auto Owner Trust	5.360%	2/15/11	1,800	1,808
3 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	3,300	3,290
3 World Omni Auto Receivables Trust	3.540%	6/12/09	2,076	2,061

				304,312

Finance (3.3%)
Banking (1.4%)
Abbey National PLC	7.950%	10/26/29	1,275	1,617
AmSouth Bank NA	5.200%	4/1/15	650	638
Bank of America Corp.	4.250%	10/1/10	1,250	1,214
Bank of America Corp.	4.375%	12/1/10	4,000	3,895
Bank of America Corp.	4.750%	8/15/13	1,000	968
Bank of America Corp.	5.375%	6/15/14	475	478
Bank of America Corp.	5.250%	12/1/15	725	716
Bank of America Corp.	5.750%	8/15/16	275	282
Bank of America Corp.	5.625%	10/14/16	1,875	1,911
5Bank of America Corp.	5.420%	3/15/17	1,200	1,183
Bank of America Corp.	5.625%	3/8/35	350	328
Bank of America Corp.	6.000%	10/15/36	600	620
Bank of New York Co., Inc.	3.750%	2/15/08	550	542
Bank of New York Co., Inc.	4.950%	1/14/11	500	496
Bank of New York Co., Inc.	4.950%	3/15/15	800	779
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	546
Bank One Corp.	6.000%	2/17/09	1,000	1,016
Bank One Corp.	7.875%	8/1/10	375	407
Bank One Corp.	5.900%	11/15/11	350	360
Bank One Corp.	5.250%	1/30/13	575	573
BankBoston NA	6.375%	4/15/08	1,000	1,014
Barclays Bank PLC	6.278%	12/29/49	350	344
BB&T Corp.	6.500%	8/1/11	375	394
BB&T Corp.	4.750%	10/1/12	300	292
BB&T Corp.	5.200%	12/23/15	475	467
BB&T Corp.	5.625%	9/15/16	500	508
BB&T Corp.	5.250%	11/1/19	400	389
BB&T Corp.	6.750%	6/7/36	1,100	1,205
Charter One Bank NA	5.500%	4/26/11	1,700	1,718
Citicorp Capital II	8.015%	2/15/27	1,050	1,094
Citigroup, Inc.	3.500%	2/1/08	600	589
Citigroup, Inc.	6.500%	2/15/08	3,300	3,343
Citigroup, Inc.	3.625%	2/9/09	125	121
Citigroup, Inc.	4.250%	7/29/09	675	661
Citigroup, Inc.	4.625%	8/3/10	1,550	1,525
Citigroup, Inc.	6.500%	1/18/11	1,025	1,074
Citigroup, Inc.	5.100%	9/29/11	2,425	2,417
Citigroup, Inc.	6.000%	2/21/12	400	415
Citigroup, Inc.	5.000%	9/15/14	1,025	1,000
Citigroup, Inc.	4.875%	5/7/15	200	193
Citigroup, Inc.	5.300%	1/7/16	800	797
Citigroup, Inc.	6.625%	6/15/32	1,050	1,173
Citigroup, Inc.	5.875%	2/22/33	825	836
Citigroup, Inc.	6.000%	10/31/33	300	311
Citigroup, Inc.	5.850%	12/11/34	50	51
Citigroup, Inc.	6.125%	8/25/36	350	368
Colonial Bank NA	6.375%	12/1/15	150	154
Comerica Bank	5.200%	8/22/17	300	286
Compass Bank	5.900%	4/1/26	225	224
Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,750	3,664
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	400	397
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	223
Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	752
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	260
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,600	1,689
Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	1,000	972
Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	345
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	240
Deutsche Bank Financial LLC	5.375%	3/2/15	900	901
Fifth Third Bank	3.375%	8/15/08	300	292
Fifth Third Bank	4.200%	2/23/10	550	535
Fifth Third Bank	4.750%	2/1/15	325	311
First Tennessee Bank	5.050%	1/15/15	200	194
FirstStar Bank	7.125%	12/1/09	750	790
Fleet Capital Trust II	7.920%	12/11/26	500	517
Fleet Financial Group, Inc.	6.875%	1/15/28	600	683
HSBC Bank USA	4.625%	4/1/14	325	312
HSBC Bank USA	5.875%	11/1/34	300	304
HSBC Bank USA	5.625%	8/15/35	900	875
HSBC Holdings PLC	7.500%	7/15/09	500	527
HSBC Holdings PLC	5.250%	12/12/12	625	624
HSBC Holdings PLC	7.625%	5/17/32	400	487
HSBC Holdings PLC	7.350%	11/27/32	400	473
HSBC Holdings PLC	6.500%	5/2/36	925	1,000
J.P. Morgan, Inc.	6.000%	1/15/09	975	991
JPM Capital Trust	6.550%	9/29/36	600	616
JPM Capital Trust II	7.950%	2/1/27	200	208
JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,363
JPMorgan Chase&Co.	4.000%	2/1/08	415	410
JPMorgan Chase&Co.	3.625%	5/1/08	410	402
JPMorgan Chase&Co.	3.500%	3/15/09	1,975	1,910
JPMorgan Chase&Co.	6.750%	2/1/11	300	316
JPMorgan Chase&Co.	5.600%	6/1/11	150	153
JPMorgan Chase&Co.	4.500%	1/15/12	675	654
JPMorgan Chase&Co.	6.625%	3/15/12	375	397
JPMorgan Chase&Co.	5.750%	1/2/13	350	357
JPMorgan Chase&Co.	4.875%	3/15/14	640	622
JPMorgan Chase&Co.	5.125%	9/15/14	375	370
JPMorgan Chase&Co.	4.750%	3/1/15	250	241
JPMorgan Chase&Co.	5.250%	5/1/15	1,275	1,263
JPMorgan Chase&Co.	5.150%	10/1/15	1,150	1,130
JPMorgan Chase&Co.	5.875%	6/13/16	1,650	1,696
JPMorgan Chase&Co.	5.850%	8/1/35	450	439
Key Bank NA	4.412%	3/18/08	650	644
Key Bank NA	5.800%	7/1/14	150	153
Key Bank NA	4.950%	9/15/15	725	697
Key Bank NA	5.450%	3/3/16	300	299
Marshall&Ilsley Bank	4.850%	6/16/15	375	362
Marshall&Ilsley Corp.	4.375%	8/1/09	75	74
MBNA America Bank NA	5.375%	1/15/08	1,250	1,252
MBNA America Bank NA	4.625%	8/3/09	250	247
MBNA Corp.	6.125%	3/1/13	500	522
MBNA Corp.	5.000%	6/15/15	200	196
Mellon Capital II	7.995%	1/15/27	1,250	1,302
Mellon Funding Corp.	5.000%	12/1/14	250	245
National City Corp.	3.200%	4/1/08	1,500	1,463
NB Capital Trust IV	8.250%	4/15/27	1,000	1,044
North Fork Bancorp., Inc.	5.875%	8/15/12	600	612
PNC Bank NA	4.875%	9/21/17	1,500	1,427
PNC Funding Corp.	5.250%	11/15/15	250	248
Popular North America, Inc.	4.250%	4/1/08	400	394
Regions Financial Corp.	4.500%	8/8/08	400	397
Regions Financial Corp.	7.000%	3/1/11	750	797
Regions Financial Corp.	7.750%	3/1/11	1,000	1,091
Regions Financial Corp.	6.375%	5/15/12	75	79
Republic New York Corp.	7.750%	5/15/09	300	317
Royal Bank of Canada	4.125%	1/26/10	1,000	973
Royal Bank of Canada	5.650%	7/20/11	250	255
Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	339
Royal Bank of Scotland Group PLC	5.000%	11/12/13	250	245
Royal Bank of Scotland Group PLC	5.050%	1/8/15	975	952
3Royal Bank of Scotland Group PLC	7.648%	8/29/49	1,525	1,788
Santander Central Hispano Issuances	7.625%	9/14/10	400	431
Santander Finance Issuances	6.375%	2/15/11	1,075	1,109
Sanwa Bank Ltd.	8.350%	7/15/09	1,025	1,094
Sanwa Bank Ltd.	7.400%	6/15/11	1,625	1,757
Southtrust Corp.	5.800%	6/15/14	300	305
5Sovereign Bancorp, Inc.	4.800%	9/1/10	575	562
Sovereign Bank	5.125%	3/15/13	250	245
State Street Capital Trust	5.300%	1/15/16	300	300
Sumitomo Bank International Finance NV	8.500%	6/15/09	800	856
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	725	807
SunTrust Banks, Inc.	6.375%	4/1/11	500	522
SunTrust Banks, Inc.	5.450%	12/1/17	100	100
Suntrust Capital	6.100%	12/15/36	175	171
Swiss Bank Corp.	7.000%	10/15/15	750	837
Synovus Financial Corp.	5.125%	6/15/17	500	483
UFJ Finance Aruba AEC	6.750%	7/15/13	500	536
Union Bank of California NA	5.950%	5/11/16	450	463
UnionBanCal Corp.	5.250%	12/16/13	150	148
US Bancorp	3.125%	3/15/08	225	220
US Bank NA	6.500%	2/1/08	1,500	1,520
US Bank NA	4.400%	8/15/08	350	346
US Bank NA	6.375%	8/1/11	250	262
US Bank NA	6.300%	2/4/14	250	265
US Bank NA	4.950%	10/30/14	650	635
Wachovia Bank NA	4.375%	8/15/08	125	123
Wachovia Bank NA	4.875%	2/1/15	1,030	996
Wachovia Corp.	3.500%	8/15/08	1,000	975
Wachovia Corp.	3.625%	2/17/09	1,950	1,893
Wachovia Corp.	4.375%	6/1/10	650	636
Wachovia Corp.	7.800%	8/18/10	150	163
Wachovia Corp.	5.300%	10/15/11	1,150	1,153
Wachovia Corp.	5.250%	8/1/14	170	168
Wachovia Corp.	5.625%	10/15/16	500	502
5Wachovia Corp.	8.000%	12/15/26	1,200	1,240
Wachovia Corp.	7.500%	4/15/35	150	183
Wachovia Corp.	5.500%	8/1/35	200	191
Wachovia Corp.	6.550%	10/15/35	100	109
Washington Mutual Bank	6.875%	6/15/11	2,800	2,962
Washington Mutual Bank	5.650%	8/15/14	450	451
Washington Mutual Bank	5.125%	1/15/15	250	243
Washington Mutual, Inc.	5.000%	3/22/12	800	788
Washington Mutual, Inc.	5.250%	9/15/17	250	242
Wells Fargo&Co.	5.250%	12/1/07	1,875	1,869
Wells Fargo&Co.	4.125%	3/10/08	1,250	1,235
Wells Fargo&Co.	3.125%	4/1/09	1,850	1,778
Wells Fargo&Co.	4.200%	1/15/10	1,700	1,655
Wells Fargo&Co.	4.875%	1/12/11	425	421
Wells Fargo&Co.	5.300%	8/26/11	200	201
Wells Fargo&Co.	4.950%	10/16/13	800	783
Wells Fargo&Co.	5.000%	11/15/14	400	391
Wells Fargo&Co.	5.375%	2/7/35	950	914
Wells Fargo Bank NA	4.750%	2/9/15	850	818
Wells Fargo Bank NA	5.750%	5/16/16	250	257
Wells Fargo Bank NA	5.950%	8/26/36	200	206
Wells Fargo Capital X	5.950%	12/15/36	425	415
World Savings Bank, FSB	4.125%	3/10/08	1,050	1,037
World Savings Bank, FSB	4.125%	12/15/09	500	486
Zions Bancorp	5.500%	11/16/15	675	667
Brokerage (0.6%)
Ameriprise Financial Inc.	5.350%	11/15/10	625	627
Ameriprise Financial Inc.	5.650%	11/15/15	525	529
Bear Stearns Co., Inc.	4.000%	1/31/08	700	690
Bear Stearns Co., Inc.	4.550%	6/23/10	400	392
Bear Stearns Co., Inc.	5.500%	8/15/11	400	405
Bear Stearns Co., Inc.	5.700%	11/15/14	750	765
Bear Stearns Co., Inc.	5.300%	10/30/15	985	976
Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,149
Goldman Sachs Group, Inc.	4.125%	1/15/08	300	296
Goldman Sachs Group, Inc.	3.875%	1/15/09	1,420	1,387
Goldman Sachs Group, Inc.	6.650%	5/15/09	400	414
Goldman Sachs Group, Inc.	4.500%	6/15/10	2,490	2,440
Goldman Sachs Group, Inc.	6.600%	1/15/12	250	264
Goldman Sachs Group, Inc.	5.700%	9/1/12	975	995
Goldman Sachs Group, Inc.	5.250%	4/1/13	1,875	1,871
Goldman Sachs Group, Inc.	4.750%	7/15/13	225	218
Goldman Sachs Group, Inc.	5.150%	1/15/14	600	591
Goldman Sachs Group, Inc.	5.000%	10/1/14	2,175	2,115
Goldman Sachs Group, Inc.	5.500%	11/15/14	725	726
Goldman Sachs Group, Inc.	5.125%	1/15/15	150	147
Goldman Sachs Group, Inc.	5.350%	1/15/16	800	793
Goldman Sachs Group, Inc.	5.750%	10/1/16	300	305
Goldman Sachs Group, Inc.	5.950%	1/15/27	500	495
Goldman Sachs Group, Inc.	6.125%	2/15/33	875	896
Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	1,140
Goldman Sachs Group, Inc.	6.450%	5/1/36	1,300	1,363
Janus Capital Group	5.875%	9/15/11	300	302
Jefferies Group Inc.	6.250%	1/15/36	725	704
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	1,625	1,605
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	1,500	1,526
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	300	292
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	500	484
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	325	317
Lehman Brothers Holdings, Inc.	4.375%	11/30/10	100	97
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	700	696
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	600	636
Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,175	1,203
Lehman Brothers Holdings, Inc.	5.500%	4/4/16	1,275	1,279
Merrill Lynch&Co., Inc.	3.700%	4/21/08	200	196
Merrill Lynch&Co., Inc.	3.125%	7/15/08	200	194
Merrill Lynch&Co., Inc.	4.125%	1/15/09	625	614
Merrill Lynch&Co., Inc.	6.000%	2/17/09	1,150	1,170
Merrill Lynch&Co., Inc.	4.250%	2/8/10	650	633
Merrill Lynch&Co., Inc.	4.790%	8/4/10	575	568
Merrill Lynch&Co., Inc.	5.770%	7/25/11	300	307
Merrill Lynch&Co., Inc.	5.000%	2/3/14	1,050	1,032
Merrill Lynch&Co., Inc.	5.450%	7/15/14	25	25
Merrill Lynch&Co., Inc.	5.000%	1/15/15	1,925	1,883
Merrill Lynch&Co., Inc.	6.050%	5/16/16	850	881
Merrill Lynch&Co., Inc.	6.220%	9/15/26	750	779
Morgan Stanley Dean Witter	3.625%	4/1/08	1,000	981
Morgan Stanley Dean Witter	3.875%	1/15/09	1,150	1,123
Morgan Stanley Dean Witter	4.000%	1/15/10	1,800	1,742
Morgan Stanley Dean Witter	4.250%	5/15/10	675	656
Morgan Stanley Dean Witter	5.050%	1/21/11	1,000	995
Morgan Stanley Dean Witter	6.750%	4/15/11	750	794
Morgan Stanley Dean Witter	5.625%	1/9/12	250	254
Morgan Stanley Dean Witter	6.600%	4/1/12	1,500	1,592
Morgan Stanley Dean Witter	4.750%	4/1/14	2,000	1,918
Morgan Stanley Dean Witter	5.375%	10/15/15	650	646
Morgan Stanley Dean Witter	5.750%	10/18/16	800	814
Morgan Stanley Dean Witter	6.250%	8/9/26	700	738
Morgan Stanley Dean Witter	7.250%	4/1/32	475	565
Finance Companies (0.7%)
Allied Capital Corp.	6.000%	4/1/12	275	272
American Express Centurion Bank	4.375%	7/30/09	75	74
American Express Co.	5.250%	9/12/11	350	350
American Express Co.	5.500%	9/12/16	350	353
3American Express Co.	6.800%	9/1/66	550	586
American Express Credit Corp.	3.000%	5/16/08	500	486
American Express Credit Corp.	5.000%	12/2/10	900	895
American General Finance Corp.	3.875%	10/1/09	400	386
American General Finance Corp.	4.875%	5/15/10	975	965
American General Finance Corp.	5.625%	8/17/11	550	556
American General Finance Corp.	4.875%	7/15/12	150	147
American General Finance Corp.	5.850%	6/1/13	1,025	1,049
American General Finance Corp.	5.750%	9/15/16	725	734
Capital One Bank	4.875%	5/15/08	500	497
Capital One Bank	4.250%	12/1/08	375	368
Capital One Bank	5.125%	2/15/14	700	690
Capital One Capital III	7.686%	8/15/36	1,250	1,414
Capital One Financial	5.700%	9/15/11	375	381
Capital One Financial	4.800%	2/21/12	50	49
Capital One Financial	5.500%	6/1/15	225	225
Capital One Financial	6.150%	9/1/16	50	52
Capital One Financial	5.250%	2/21/17	50	48
CIT Group Co. of Canada	4.650%	7/1/10	300	293
CIT Group Co. of Canada	5.200%	6/1/15	850	826
CIT Group, Inc.	5.000%	11/24/08	775	772
CIT Group, Inc.	4.250%	2/1/10	400	388
CIT Group, Inc.	5.200%	11/3/10	1,050	1,045
CIT Group, Inc.	4.750%	12/15/10	850	832
CIT Group, Inc.	5.600%	4/27/11	500	503
CIT Group, Inc.	7.750%	4/2/12	425	469
CIT Group, Inc.	5.400%	3/7/13	150	149
CIT Group, Inc.	5.125%	9/30/14	200	194
CIT Group, Inc.	5.000%	2/1/15	400	384
CIT Group, Inc.	5.850%	9/15/16	300	304
CIT Group, Inc.	6.000%	4/1/36	500	495
Countrywide Financial Corp.	6.250%	5/15/16	325	331
Countrywide Home Loan	3.250%	5/21/08	1,125	1,095
Countrywide Home Loan	4.125%	9/15/09	425	413
Countrywide Home Loan	4.000%	3/22/11	1,925	1,828
General Electric Capital Corp.	4.250%	1/15/08	375	371
General Electric Capital Corp.	3.500%	5/1/08	1,900	1,857
General Electric Capital Corp.	3.600%	10/15/08	600	584
General Electric Capital Corp.	3.125%	4/1/09	425	407
General Electric Capital Corp.	3.250%	6/15/09	1,000	958
General Electric Capital Corp.	4.125%	9/1/09	2,850	2,779
General Electric Capital Corp.	4.625%	9/15/09	750	740
General Electric Capital Corp.	5.250%	10/27/09	850	853
General Electric Capital Corp.	4.875%	10/21/10	500	496
General Electric Capital Corp.	6.125%	2/22/11	1,725	1,786
General Electric Capital Corp.	5.500%	4/28/11	1,475	1,493
General Electric Capital Corp.	5.875%	2/15/12	250	257
General Electric Capital Corp.	4.375%	3/3/12	1,075	1,035
General Electric Capital Corp.	4.250%	6/15/12	550	525
General Electric Capital Corp.	5.650%	6/9/14	1,150	1,174
General Electric Capital Corp.	4.875%	3/4/15	100	97
General Electric Capital Corp.	5.000%	1/8/16	875	856
General Electric Capital Corp.	5.375%	10/20/16	700	701
General Electric Capital Corp.	6.750%	3/15/32	3,175	3,663
3HSBC Finance Capital Trust IX	5.911%	11/30/35	300	302
HSBC Finance Corp.	4.625%	1/15/08	400	397
HSBC Finance Corp.	4.125%	3/11/08	2,625	2,592
HSBC Finance Corp.	6.400%	6/17/08	2,075	2,108
HSBC Finance Corp.	4.125%	12/15/08	1,850	1,813
HSBC Finance Corp.	5.875%	2/1/09	200	203
HSBC Finance Corp.	4.125%	11/16/09	405	394
HSBC Finance Corp.	4.625%	9/15/10	250	246
HSBC Finance Corp.	5.250%	1/14/11	1,470	1,470
HSBC Finance Corp.	5.700%	6/1/11	1,275	1,297
HSBC Finance Corp.	6.375%	10/15/11	1,450	1,517
HSBC Finance Corp.	5.250%	1/15/14	750	745
HSBC Finance Corp.	5.250%	4/15/15	225	222
HSBC Finance Corp.	5.000%	6/30/15	325	316
HSBC Finance Corp.	5.500%	1/19/16	400	402
International Lease Finance Corp.	4.500%	5/1/08	750	742
International Lease Finance Corp.	5.125%	11/1/10	625	621
International Lease Finance Corp.	5.450%	3/24/11	400	402
International Lease Finance Corp.	5.750%	6/15/11	1,225	1,244
International Lease Finance Corp.	5.000%	9/15/12	1,425	1,399
iStar Financial Inc.	6.000%	12/15/10	250	254
iStar Financial Inc.	5.650%	9/15/11	175	175
iStar Financial Inc.	5.150%	3/1/12	1,100	1,072
5iStar Financial Inc.	5.950%	10/15/13	25	25
iStar Financial Inc.	5.875%	3/15/16	375	373
Residential Capital Corp.	6.125%	11/21/08	775	776
Residential Capital Corp.	6.375%	6/30/10	925	937
Residential Capital Corp.	6.000%	2/22/11	1,000	999
Residential Capital Corp.	6.500%	4/17/13	1,375	1,396
SLM Corp.	3.625%	3/17/08	2,665	2,611
SLM Corp.	4.000%	1/15/09	250	244
SLM Corp.	4.500%	7/26/10	150	146
SLM Corp.	5.400%	10/25/11	325	325
SLM Corp.	5.375%	1/15/13	500	500
SLM Corp.	5.625%	8/1/33	700	674
Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	103
AEGON Funding Corp.	5.750%	12/15/20	50	51
AEGON NV	4.750%	6/1/13	775	750
Aetna, Inc.	7.875%	3/1/11	300	327
Aetna, Inc.	5.750%	6/15/11	75	76
Aetna, Inc.	6.000%	6/15/16	450	464
Aetna, Inc.	6.625%	6/15/36	650	697
Allstate Corp.	7.200%	12/1/09	1,025	1,081
Allstate Corp.	5.000%	8/15/14	25	24
Allstate Corp.	6.125%	12/15/32	250	257
Allstate Corp.	5.550%	5/9/35	100	96
Allstate Life Global Funding	4.500%	5/29/09	250	246
Ambac, Inc.	5.950%	12/5/35	850	847
American General Capital II	8.500%	7/1/30	700	896
American International Group, Inc.	2.875%	5/15/08	275	266
American International Group, Inc.	4.700%	10/1/10	200	197
American International Group, Inc.	5.375%	10/18/11	400	400
American International Group, Inc.	5.050%	10/1/15	725	707
American International Group, Inc.	5.600%	10/18/16	275	279
American International Group, Inc.	6.250%	5/1/36	700	748
Aon Capital Trust	8.205%	1/1/27	100	115
Arch Capital Group Ltd.	7.350%	5/1/34	375	412
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	291
Assurant, Inc.	5.625%	2/15/14	200	200
Assurant, Inc.	6.750%	2/15/34	200	215
AXA SA	8.600%	12/15/30	1,125	1,454
Axis Capital Holdings	5.750%	12/1/14	275	273
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	250	242
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,750	1,703
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	400	387
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	175	170
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	50
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	700	679
CIGNA Corp.	6.150%	11/15/36	500	495
Cincinnati Financial Corp.	6.125%	11/1/34	325	332
CNA Financial Corp.	6.000%	8/15/11	300	305
CNA Financial Corp.	5.850%	12/15/14	850	853
CNA Financial Corp.	6.500%	8/15/16	475	494
Commerce Group, Inc.	5.950%	12/9/13	175	175
Fund American Cos., Inc.	5.875%	5/15/13	150	149
GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	531
GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	195
GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	364
Genworth Financial, Inc.	4.750%	6/15/09	300	297
Genworth Financial, Inc.	4.950%	10/1/15	125	121
Genworth Financial, Inc.	6.500%	6/15/34	425	461
3Genworth Financial, Inc.	6.150%	11/15/66	125	125
Hartford Financial Services Group, Inc.	5.250%	10/15/11	175	175
Hartford Financial Services Group, Inc.	4.625%	7/15/13	400	384
Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	175
Hartford Financial Services Group, Inc.	5.950%	10/15/36	325	329
Hartford Financial Services Group, Inc.	6.100%	10/1/41	600	612
Humana Inc.	6.450%	6/1/16	625	642
3ING Capital Funding Trust III	5.775%	12/8/49	475	474
ING USA Global	4.500%	10/1/10	1,375	1,342
John Hancock Financial Services	5.625%	12/1/08	150	151
Lincoln National Corp.	6.200%	12/15/11	550	570
Lincoln National Corp.	6.150%	4/7/36	350	362
Loews Corp.	6.000%	2/1/35	200	197
Marsh&McLennan Cos., Inc.	6.250%	3/15/12	275	280
Marsh&McLennan Cos., Inc.	5.750%	9/15/15	25	25
Marsh&McLennan Cos., Inc.	5.875%	8/1/33	100	93
MetLife, Inc.	5.500%	6/15/14	550	552
MetLife, Inc.	5.000%	6/15/15	450	437
MetLife, Inc.	6.500%	12/15/32	75	81
MetLife, Inc.	6.375%	6/15/34	625	668
MetLife, Inc.	5.700%	6/15/35	125	122
Principal Financial Group, Inc.	6.050%	10/15/36	250	257
Principal Life Income Funding	5.125%	3/1/11	525	522
Principal Life Income Funding	5.100%	4/15/14	475	466
Progressive Corp.	6.625%	3/1/29	500	554
Protective Life Secured Trust	3.700%	11/24/08	650	632
Protective Life Secured Trust	4.850%	8/16/10	125	123
Prudential Financial, Inc.	4.500%	7/15/13	450	428
Prudential Financial, Inc.	4.750%	4/1/14	250	239
Prudential Financial, Inc.	5.100%	9/20/14	275	269
Prudential Financial, Inc.	5.500%	3/15/16	150	150
Prudential Financial, Inc.	5.750%	7/15/33	200	198
Prudential Financial, Inc.	5.400%	6/13/35	150	140
Prudential Financial, Inc.	5.900%	3/17/36	325	326
Prudential Financial, Inc.	5.700%	12/14/36	675	655
Safeco Corp.	4.875%	2/1/10	1,250	1,231
St. Paul Travelers Cos., Inc.	5.500%	12/1/15	600	601
St. Paul Travelers Cos., Inc.	6.250%	6/20/16	100	105
Torchmark Corp.	6.375%	6/15/16	425	444
Travelers Property Casualty Corp.	3.750%	3/15/08	275	270
UnitedHealth Group, Inc.	4.125%	8/15/09	675	656
UnitedHealth Group, Inc.	5.000%	8/15/14	350	339
UnitedHealth Group, Inc.	4.875%	3/15/15	250	240
UnitedHealth Group, Inc.	5.800%	3/15/36	250	246
WellPoint Inc.	3.750%	12/14/07	425	418
WellPoint Inc.	4.250%	12/15/09	175	170
WellPoint Inc.	6.375%	1/15/12	200	208
WellPoint Inc.	6.800%	8/1/12	550	585
WellPoint Inc.	5.000%	12/15/14	125	121
WellPoint Inc.	5.250%	1/15/16	125	123
WellPoint Inc.	5.950%	12/15/34	350	345
WellPoint Inc.	5.850%	1/15/36	150	146
Willis North America Inc.	5.625%	7/15/15	400	383
XL Capital Ltd.	5.250%	9/15/14	350	344
XL Capital Ltd.	6.375%	11/15/24	100	104
Real Estate Investment Trusts (0.2%)
Archstone-Smith Operating Trust	5.250%	5/1/15	425	417
AvalonBay Communities, Inc.	5.500%	1/15/12	225	226
AvalonBay Communities, Inc.	5.750%	9/15/16	100	101
Boston Properties, Inc.	6.250%	1/15/13	500	521
Boston Properties, Inc.	5.625%	4/15/15	225	226
Brandywine Operating Partnership	4.500%	11/1/09	425	414
Brandywine Operating Partnership	5.400%	11/1/14	225	221
Colonial Realty LP	5.500%	10/1/15	250	244
Developers Diversified Realty Corp.	5.375%	10/15/12	550	545
Duke Realty LP	5.625%	8/15/11	175	176
Duke Realty LP	5.950%	2/15/17	200	204
EOP Operating LP	6.750%	2/15/08	325	330
EOP Operating LP	4.650%	10/1/10	125	124
EOP Operating LP	7.000%	7/15/11	150	162
EOP Operating LP	6.750%	2/15/12	200	216
EOP Operating LP	4.750%	3/15/14	450	446
ERP Operating LP	6.625%	3/15/12	1,000	1,052
ERP Operating LP	5.125%	3/15/16	650	630
ERP Operating LP	5.375%	8/1/16	275	271
Health Care Property Investors, Inc.	6.450%	6/25/12	150	154
Health Care Property Investors, Inc.	5.650%	12/15/13	1,050	1,035
Health Care Property Investors, Inc.	5.625%	5/1/17	25	24
Health Care REIT, Inc.	6.000%	11/15/13	500	502
Health Care REIT, Inc.	6.200%	6/1/16	250	252
Hospitality Properties	5.125%	2/15/15	250	237
HRPT Properties Trust	6.250%	8/15/16	700	723
Kimco Realty Corp.	5.783%	3/15/16	125	127
Liberty Property LP	5.125%	3/2/15	1,025	986
Liberty Property LP	5.500%	12/15/16	100	99
ProLogis	5.250%	11/15/10	250	248
ProLogis	5.500%	3/1/13	175	174
ProLogis	5.625%	11/15/15	350	349
ProLogis	5.750%	4/1/16	400	401
Reckson Operating Partnership	6.000%	3/31/16	275	267
Regency Centers LP	6.750%	1/15/12	450	473
Regency Centers LP	5.250%	8/1/15	600	585
Simon Property Group Inc.	3.750%	1/30/09	200	194
Simon Property Group Inc.	4.875%	8/15/10	1,000	985
Simon Property Group Inc.	5.000%	3/1/12	175	172
Simon Property Group Inc.	5.750%	12/1/15	175	178
Simon Property Group Inc.	5.250%	12/1/16	375	365
Simon Property Group Inc.	5.875%	3/1/17	650	664
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	405
Vornado Realty	5.600%	2/15/11	750	749
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	250	250

				310,108

Industrial (3.6%)
Basic Industry (0.2%)
Alcan, Inc.	4.875%	9/15/12	150	146
Alcan, Inc.	4.500%	5/15/13	125	118
Alcan, Inc.	5.000%	6/1/15	250	238
Alcan, Inc.	7.250%	3/15/31	250	281
Alcan, Inc.	6.125%	12/15/33	150	148
Alcoa, Inc.	7.375%	8/1/10	375	400
Aluminum Co. of America	6.750%	1/15/28	500	556
Barrick Gold Finance Inc.	4.875%	11/15/14	825	781
BHP Billiton Finance	4.800%	4/15/13	300	290
BHP Finance USA Ltd.	8.500%	12/1/12	500	576
Celulosa Arauco Constitution SA	8.625%	8/15/10	250	276
Celulosa Arauco Constitution SA	5.625%	4/20/15	775	767
Dow Chemical Co.	6.125%	2/1/11	625	642
Dow Chemical Co.	7.375%	11/1/29	725	837
E.I. du Pont de Nemours&Co.	6.875%	10/15/09	230	240
E.I. du Pont de Nemours&Co.	4.125%	4/30/10	195	189
E.I. du Pont de Nemours&Co.	4.750%	11/15/12	125	121
E.I. du Pont de Nemours&Co.	6.500%	1/15/28	500	540
Falconbridge Ltd.	7.350%	6/5/12	375	405
ICI Wilmington	4.375%	12/1/08	375	367
Inco Ltd.	5.700%	10/15/15	450	439
Inco Ltd.	7.200%	9/15/32	100	107
International Paper Co.	4.250%	1/15/09	375	367
International Paper Co.	5.850%	10/30/12	201	204
International Paper Co.	5.300%	4/1/15	525	505
Lubrizol Corp.	5.500%	10/1/14	100	97
MeadWestvaco Corp.	6.850%	4/1/12	125	131
Newmont Mining	5.875%	4/1/35	325	303
Noranda, Inc.	7.250%	7/15/12	250	270
Noranda, Inc.	6.000%	10/15/15	500	507
Noranda, Inc.	5.500%	6/15/17	250	241
Placer Dome, Inc.	6.450%	10/15/35	375	380
Plum Creek Timber Co.	5.875%	11/15/15	400	393
Potash Corp. of Saskatchewan	7.750%	5/31/11	1,325	1,444
Praxair, Inc.	3.950%	6/1/13	750	692
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	1,000	957
Rohm&Haas Co.	7.850%	7/15/29	600	728
Southern Copper Corp.	7.500%	7/27/35	650	714
Teck Cominco Ltd.	6.125%	10/1/35	700	674
Vale Overseas Ltd.	6.250%	1/11/16	100	102
Vale Overseas Ltd.	6.250%	1/23/17	600	608
Vale Overseas Ltd.	8.250%	1/17/34	675	808
Vale Overseas Ltd.	6.875%	11/21/36	850	870
Weyerhaeuser Co.	5.950%	11/1/08	846	853
Weyerhaeuser Co.	6.750%	3/15/12	1,350	1,416
Weyerhaeuser Co.	7.375%	3/15/32	100	104
WMC Finance USA	5.125%	5/15/13	1,000	984
Capital Goods (0.4%)
3M Co.	5.125%	11/6/09	150	150
3,5 BAE Systems Asset Trust	7.156%	12/15/11	332	347
Bemis Co. Inc.	4.875%	4/1/12	700	682
Boeing Capital Corp.	6.500%	2/15/12	200	211
Boeing Co.	5.125%	2/15/13	175	174
Boeing Co.	8.750%	8/15/21	500	658
Boeing Co.	6.625%	2/15/38	300	342
Caterpillar Financial Services Corp.	4.500%	9/1/08	350	346
Caterpillar Financial Services Corp.	4.150%	1/15/10	600	582
Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	1,925
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	166
Caterpillar Financial Services Corp.	4.625%	6/1/15	400	376
Caterpillar, Inc.	7.300%	5/1/31	225	268
Caterpillar, Inc.	7.375%	3/1/97	400	471
CRH America Inc.	5.625%	9/30/11	400	402
CRH America Inc.	6.950%	3/15/12	150	158
CRH America Inc.	5.300%	10/15/13	100	97
CRH America Inc.	6.000%	9/30/16	400	404
CRH America Inc.	6.400%	10/15/33	450	448
Deere&Co.	6.950%	4/25/14	825	898
Deere&Co.	7.125%	3/3/31	300	356
5 Embraer Overseas Ltd.	6.375%	1/24/17	550	545
Emerson Electric Co.	4.625%	10/15/12	1,500	1,451
General Dynamics Corp.	3.000%	5/15/08	625	606
General Dynamics Corp.	4.250%	5/15/13	1,075	1,016
General Electric Co.	5.000%	2/1/13	2,125	2,102
Hanson PLC	5.250%	3/15/13	400	389
Honeywell International, Inc.	7.500%	3/1/10	500	533
Honeywell International, Inc.	6.125%	11/1/11	200	208
John Deere Capital Corp.	4.875%	3/16/09	1,175	1,166
John Deere Capital Corp.	5.400%	10/17/11	850	852
John Deere Capital Corp.	7.000%	3/15/12	650	698
5 Joy Global, Inc.	6.000%	11/15/16	250	249
Lafarge SA	6.150%	7/15/11	50	51
Lafarge SA	6.500%	7/15/16	700	729
Lafarge SA	7.125%	7/15/36	1,350	1,471
Lockheed Martin Corp.	7.650%	5/1/16	250	289
Lockheed Martin Corp.	7.750%	5/1/26	250	306
Lockheed Martin Corp.	6.150%	9/1/36	700	738
Masco Corp.	5.875%	7/15/12	400	401
Masco Corp.	4.800%	6/15/15	900	822
Masco Corp.	6.500%	8/15/32	100	95
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/28	450	493
Mohawk Industries Inc.	5.750%	1/15/11	1,000	1,001
Mohawk Industries Inc.	6.125%	1/15/16	1,075	1,066
Northrop Grumman Corp.	7.125%	2/15/11	1,000	1,066
Northrop Grumman Corp.	7.750%	2/15/31	400	497
5 Owens Corning, Inc.	6.500%	12/1/16	100	100
5 Owens Corning, Inc.	7.000%	12/1/36	175	173
Raytheon Co.	8.300%	3/1/10	250	271
Raytheon Co.	4.850%	1/15/11	325	319
Raytheon Co.	5.500%	11/15/12	75	76
Raytheon Co.	5.375%	4/1/13	600	599
Raytheon Co.	7.200%	8/15/27	75	87
Republic Services, Inc.	6.750%	8/15/11	275	288
Textron Financial Corp.	4.125%	3/3/08	125	123
Textron Financial Corp.	4.600%	5/3/10	400	391
Textron, Inc.	6.500%	6/1/12	700	734
TRW, Inc.	7.750%	6/1/29	650	796
Tyco International Group SA	6.125%	11/1/08	300	304
Tyco International Group SA	6.125%	1/15/09	150	152
Tyco International Group SA	6.750%	2/15/11	975	1,028
Tyco International Group SA	6.375%	10/15/11	675	705
Tyco International Group SA	6.000%	11/15/13	475	493
Tyco International Group SA	7.000%	6/15/28	400	462
United Technologies Corp.	4.375%	5/1/10	950	927
United Technologies Corp.	4.875%	5/1/15	550	532
United Technologies Corp.	8.875%	11/15/19	575	746
United Technologies Corp.	7.500%	9/15/29	100	123
United Technologies Corp.	5.400%	5/1/35	400	389
United Technologies Corp.	6.050%	6/1/36	325	343
USA Waste Services, Inc.	7.000%	7/15/28	575	618
Waste Management, Inc.	6.875%	5/15/09	75	77
Waste Management, Inc.	7.375%	8/1/10	75	80
Waste Management, Inc.	5.000%	3/15/14	575	554
Waste Management, Inc.	7.750%	5/15/32	300	353
WMX Technologies Inc.	7.100%	8/1/26	325	350
Communication (1.0%)
Alltel Corp.	7.000%	7/1/12	375	390
America Movil SA de C.V	4.125%	3/1/09	525	513
America Movil SA de C.V	5.500%	3/1/14	1,000	979
America Movil SA de C.V	6.375%	3/1/35	200	197
AT&T Corp.	6.000%	3/15/09	900	912
AT&T Corp.	7.300%	11/15/11	300	325
AT&T Corp.	8.000%	11/15/31	1,045	1,300
AT&T Corp.	6.800%	5/15/36	200	212
AT&T Inc.	4.125%	9/15/09	1,250	1,216
AT&T Inc.	5.300%	11/15/10	450	450
AT&T Inc.	6.250%	3/15/11	750	775
AT&T Inc.	5.875%	2/1/12	370	378
AT&T Inc.	5.875%	8/15/12	130	133
AT&T Inc.	5.100%	9/15/14	1,200	1,168
AT&T Inc.	5.625%	6/15/16	575	571
AT&T Inc.	6.450%	6/15/34	400	409
AT&T Inc.	6.150%	9/15/34	600	593
BellSouth Capital Funding	7.875%	2/15/30	150	173
BellSouth Corp.	4.200%	9/15/09	300	292
BellSouth Corp.	4.750%	11/15/12	575	556
BellSouth Corp.	5.200%	9/15/14	375	367
BellSouth Corp.	5.200%	12/15/16	75	72
BellSouth Corp.	6.550%	6/15/34	700	717
BellSouth Corp.	6.000%	11/15/34	290	278
BellSouth Telecommunications	6.375%	6/1/28	1,565	1,584
British Sky Broadcasting Corp.	6.875%	2/23/09	450	462
British Sky Broadcasting Corp.	8.200%	7/15/09	400	426
British Telecommunications PLC	8.625%	12/15/10	1,375	1,536
British Telecommunications PLC	9.125%	12/15/30	1,450	1,985
CBS Corp.	5.625%	8/15/12	615	606
CBS Corp.	7.875%	7/30/30	400	421
CBS Corp.	5.500%	5/15/33	200	167
CenturyTel Enterprises	6.875%	1/15/28	150	146
CenturyTel, Inc.	5.000%	2/15/15	150	137
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,109
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	420	478
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,439
Comcast Cable Communications, Inc.	6.750%	1/30/11	300	314
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	1,032
Comcast Corp.	5.850%	1/15/10	400	405
Comcast Corp.	5.500%	3/15/11	800	804
Comcast Corp.	5.300%	1/15/14	330	323
Comcast Corp.	6.500%	1/15/15	1,400	1,461
Comcast Corp.	5.900%	3/15/16	400	401
Comcast Corp.	4.950%	6/15/16	1,675	1,563
Comcast Corp.	5.875%	2/15/18	300	297
Comcast Corp.	7.050%	3/15/33	600	644
Comcast Corp.	6.500%	11/15/35	825	830
Comcast Corp.	6.450%	3/15/37	375	377
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,347
Cox Communications, Inc.	6.750%	3/15/11	675	706
Cox Communications, Inc.	4.625%	6/1/13	200	188
Cox Communications, Inc.	5.450%	12/15/14	700	682
Cox Communications, Inc.	5.500%	10/1/15	600	583
Deutsche Telekom International Finance	3.875%	7/22/08	150	147
Deutsche Telekom International Finance	8.000%	6/15/10	1,425	1,545
Deutsche Telekom International Finance	5.250%	7/22/13	700	685
Deutsche Telekom International Finance	5.750%	3/23/16	175	173
Deutsche Telekom International Finance	8.250%	6/15/30	1,700	2,093
Embarq Corp.	7.082%	6/1/16	875	892
Embarq Corp.	7.995%	6/1/36	200	208
France Telecom	7.750%	3/1/11	1,675	1,826
France Telecom	8.500%	3/1/31	1,300	1,715
Gannett Co., Inc.	6.375%	4/1/12	400	413
Grupo Televisa SA	6.625%	3/18/25	450	472
GTE Corp.	6.940%	4/15/28	325	337
GTE North, Inc.	5.650%	11/15/08	200	201
Koninklijke KPN NV	8.000%	10/1/10	500	540
New Cingular Wireless Services	7.875%	3/1/11	2,000	2,187
New Cingular Wireless Services	8.125%	5/1/12	250	281
New Cingular Wireless Services	8.750%	3/1/31	825	1,072
New England Telephone&Telegraph Co.	7.875%	11/15/29	250	271
News America Holdings, Inc.	9.250%	2/1/13	800	939
News America Holdings, Inc.	8.150%	10/17/36	385	456
News America Inc.	5.300%	12/15/14	125	123
News America Inc.	6.200%	12/15/34	475	461
News America Inc.	6.400%	12/15/35	575	573
Nextel Communications	6.875%	10/31/13	600	607
Nextel Communications	5.950%	3/15/14	450	441
Nextel Communications	7.375%	8/1/15	825	847
Omnicom Group Inc.	5.900%	4/15/16	50	51
Pacific Bell	7.125%	3/15/26	200	217
R.R. Donnelley&Sons Co.	3.750%	4/1/09	225	217
R.R. Donnelley&Sons Co.	4.950%	5/15/10	300	294
R.R. Donnelley&Sons Co.	4.950%	4/1/14	100	92
R.R. Donnelley&Sons Co.	5.500%	5/15/15	150	141
Reed Elsevier Capital	4.625%	6/15/12	100	96
Sprint Capital Corp.	6.125%	11/15/08	800	811
Sprint Capital Corp.	7.625%	1/30/11	2,300	2,462
Sprint Capital Corp.	8.375%	3/15/12	250	278
Sprint Capital Corp.	6.875%	11/15/28	100	100
Sprint Capital Corp.	8.750%	3/15/32	1,525	1,832
Sprint Nextel Corp.	6.000%	12/1/16	150	146
Telecom Italia Capital	4.000%	11/15/08	475	463
Telecom Italia Capital	4.000%	1/15/10	500	479
Telecom Italia Capital	4.875%	10/1/10	400	389
Telecom Italia Capital	6.200%	7/18/11	550	558
Telecom Italia Capital	5.250%	11/15/13	325	311
Telecom Italia Capital	5.250%	10/1/15	1,600	1,493
Telecom Italia Capital	6.375%	11/15/33	205	194
Telecom Italia Capital	7.200%	7/18/36	475	496
Telecomunicaciones de Puerto Rico	6.800%	5/15/09	400	408
Telefonica Emisiones SAU	5.984%	6/20/11	1,350	1,376
Telefonica Emisiones SAU	6.421%	6/20/16	1,250	1,291
Telefonica Emisiones SAU	7.045%	6/20/36	950	1,016
Telefonica Europe BV	7.750%	9/15/10	675	726
Telefonica Europe BV	8.250%	9/15/30	750	897
Telefonos de Mexico SA	4.500%	11/19/08	200	197
Telefonos de Mexico SA	4.750%	1/27/10	550	540
Telefonos de Mexico SA	5.500%	1/27/15	850	822
Telus Corp.	8.000%	6/1/11	1,075	1,178
Thomson Corp.	5.750%	2/1/08	800	803
Thomson Corp.	5.500%	8/15/35	50	45
Time Warner Entertainment	7.250%	9/1/08	125	128
Time Warner Entertainment	10.150%	5/1/12	200	237
Time Warner Entertainment	8.375%	3/15/23	800	936
Time Warner Entertainment	8.375%	7/15/33	100	121
US Cellular	6.700%	12/15/33	350	331
Verizon Communications Corp.	5.350%	2/15/11	50	50
Verizon Communications Corp.	5.550%	2/15/16	500	500
Verizon Global Funding Corp.	4.000%	1/15/08	250	247
Verizon Global Funding Corp.	7.250%	12/1/10	700	748
Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,182
Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,122
Verizon Global Funding Corp.	5.850%	9/15/35	500	481
Verizon Maryland, Inc.	6.125%	3/1/12	500	512
Verizon New England, Inc.	6.500%	9/15/11	300	309
Verizon New Jersey, Inc.	5.875%	1/17/12	1,025	1,039
Verizon New York, Inc.	6.875%	4/1/12	300	312
Verizon Virginia, Inc.	4.625%	3/15/13	450	424
Vodafone AirTouch PLC	7.750%	2/15/10	550	586
Vodafone AirTouch PLC	7.875%	2/15/30	425	498
Vodafone Group PLC	3.950%	1/30/08	75	74
Vodafone Group PLC	5.000%	12/16/13	1,000	967
Vodafone Group PLC	5.375%	1/30/15	200	196
Vodafone Group PLC	5.000%	9/15/15	900	857
Vodafone Group PLC	5.750%	3/15/16	300	301
Vodafone Group PLC	6.250%	11/30/32	350	349
WPP Finance USA Corp.	5.875%	6/15/14	425	427
Consumer Cyclical (0.6%)
Brinker International	5.750%	6/1/14	200	194
Centex Corp.	5.125%	10/1/13	750	718
Centex Corp.	6.500%	5/1/16	200	204
CVS Corp.	4.000%	9/15/09	100	97
CVS Corp.	5.750%	8/15/11	75	76
CVS Corp.	4.875%	9/15/14	275	263
CVS Corp.	6.125%	8/15/16	175	180
D.R. Horton, Inc.	4.875%	1/15/10	250	244
D.R. Horton, Inc.	6.000%	4/15/11	575	577
D.R. Horton, Inc.	5.250%	2/15/15	680	636
D.R. Horton, Inc.	6.500%	4/15/16	450	452
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	1,000	992
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	1,000	979
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	300	311
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	850	829
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,300	1,392
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	2,375	2,385
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,125	1,123
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,248
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	500	514
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	179
Federated Department Stores, Inc.	6.300%	4/1/09	500	509
Federated Department Stores, Inc.	6.790%	7/15/27	300	298
Federated Department Stores, Inc.	7.000%	2/15/28	200	203
Home Depot Inc.	3.750%	9/15/09	650	627
Home Depot Inc.	4.625%	8/15/10	650	635
Home Depot Inc.	5.250%	12/16/13	375	373
Home Depot Inc.	5.400%	3/1/16	475	465
Home Depot Inc.	5.875%	12/16/36	825	810
J.C. Penney Co., Inc.	8.000%	3/1/10	600	640
J.C. Penney Co., Inc.	7.950%	4/1/17	500	567
J.C. Penney Co., Inc.	7.400%	4/1/37	300	326
Johnson Controls, Inc.	5.250%	1/15/11	300	297
Johnson Controls, Inc.	6.000%	1/15/36	75	72
Kohl's Corp.	6.000%	1/15/33	225	218
Lennar Corp.	5.125%	10/1/10	100	98
Lennar Corp.	5.950%	10/17/11	875	881
Lennar Corp.	5.600%	5/31/15	775	746
Lowe's Cos., Inc.	5.000%	10/15/15	550	528
Lowe's Cos., Inc.	5.400%	10/15/16	1,000	984
Lowe's Cos., Inc.	6.875%	2/15/28	367	415
Lowe's Cos., Inc.	5.800%	10/15/36	375	364
Marriott International	4.625%	6/15/12	400	378
Marriott International	6.200%	6/15/16	150	152
May Department Stores Co.	5.750%	7/15/14	675	660
May Department Stores Co.	6.650%	7/15/24	375	374
May Department Stores Co.	6.700%	7/15/34	450	444
Nordstrom, Inc.	6.950%	3/15/28	200	215
Pulte Homes, Inc.	4.875%	7/15/09	500	494
Pulte Homes, Inc.	5.200%	2/15/15	100	95
Pulte Homes, Inc.	6.375%	5/15/33	400	377
Target Corp.	3.375%	3/1/08	1,650	1,615
Target Corp.	6.350%	1/15/11	300	312
Target Corp.	5.875%	3/1/12	700	719
Target Corp.	4.000%	6/15/13	600	557
Target Corp.	5.875%	7/15/16	475	490
Target Corp.	7.000%	7/15/31	175	202
Target Corp.	6.350%	11/1/32	450	483
The Walt Disney Co.	5.700%	7/15/11	1,050	1,068
The Walt Disney Co.	6.375%	3/1/12	250	262
The Walt Disney Co.	5.625%	9/15/16	575	579
The Walt Disney Co.	7.000%	3/1/32	400	461
Time Warner, Inc.	6.750%	4/15/11	650	679
Time Warner, Inc.	5.500%	11/15/11	725	723
Time Warner, Inc.	6.875%	5/1/12	250	264
Time Warner, Inc.	5.875%	11/15/16	350	349
Time Warner, Inc.	9.150%	2/1/23	1,475	1,832
Time Warner, Inc.	6.625%	5/15/29	200	201
Time Warner, Inc.	7.625%	4/15/31	1,135	1,264
Time Warner, Inc.	7.700%	5/1/32	290	327
Time Warner, Inc.	6.500%	11/15/36	750	748
Toll Brothers, Inc.	5.150%	5/15/15	400	367
Toyota Motor Credit Corp.	4.250%	3/15/10	2,200	2,147
Toyota Motor Credit Corp.	5.450%	5/18/11	600	608
Viacom Inc.	5.750%	4/30/11	775	775
Viacom Inc.	6.250%	4/30/16	275	273
Viacom Inc.	6.875%	4/30/36	750	740
Wal-Mart Stores, Inc.	3.375%	10/1/08	1,075	1,043
Wal-Mart Stores, Inc.	6.875%	8/10/09	600	626
Wal-Mart Stores, Inc.	4.000%	1/15/10	850	824
Wal-Mart Stores, Inc.	4.125%	7/1/10	660	639
Wal-Mart Stores, Inc.	4.750%	8/15/10	240	237
Wal-Mart Stores, Inc.	4.125%	2/15/11	275	265
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,725	1,661
Wal-Mart Stores, Inc.	4.500%	7/1/15	600	564
Wal-Mart Stores, Inc.	7.550%	2/15/30	700	849
5 Western Union Co.	5.400%	11/17/11	600	591
5 Western Union Co.	5.930%	10/1/16	50	49
5 Western Union Co.	6.200%	11/17/36	325	305
Yum! Brands, Inc.	8.875%	4/15/11	1,050	1,171
Yum! Brands, Inc.	7.700%	7/1/12	250	273
Yum! Brands, Inc.	6.250%	4/15/16	75	76
Consumer Noncyclical (0.7%)
Abbott Laboratories	3.500%	2/17/09	1,050	1,016
Abbott Laboratories	5.375%	5/15/09	125	126
Abbott Laboratories	5.600%	5/15/11	725	736
Abbott Laboratories	5.875%	5/15/16	1,050	1,083
Allergan Inc.	5.750%	4/1/16	125	127
Altria Group, Inc.	5.625%	11/4/08	500	502
AmerisourceBergen Corp.	5.875%	9/15/15	675	657
Amgen Inc.	4.000%	11/18/09	750	728
Amgen Inc.	4.850%	11/18/14	500	485
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	257
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	400	408
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	992
Archer-Daniels-Midland Co.	8.125%	6/1/12	500	563
Archer-Daniels-Midland Co.	5.375%	9/15/35	725	687
AstraZeneca PLC	5.400%	6/1/14	350	351
Baxter Finco, BV	4.750%	10/15/10	500	492
Baxter International, Inc.	4.625%	3/15/15	250	236
Baxter International, Inc.	5.900%	9/1/16	150	154
Boston Scientific	6.000%	6/15/11	450	455
Boston Scientific	5.450%	6/15/14	325	312
Boston Scientific	6.400%	6/15/16	225	227
Boston Scientific	6.250%	11/15/35	275	274
Bottling Group LLC	4.625%	11/15/12	1,600	1,545
Bottling Group LLC	5.000%	11/15/13	100	98
Bottling Group LLC	5.500%	4/1/16	775	775
Bristol-Myers Squibb Co.	4.000%	8/15/08	500	490
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,900	1,879
Bunge Ltd. Finance Corp.	4.375%	12/15/08	300	294
C.R. Bard, Inc.	6.700%	12/1/26	450	479
Campbell Soup Co.	6.750%	2/15/11	1,000	1,051
Cardinal Health, Inc.	4.000%	6/15/15	100	89
Cardinal Health, Inc.	5.850%	12/15/17	1,150	1,144
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	340
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	250	293
Clorox Co.	4.200%	1/15/10	750	727
Clorox Co.	5.000%	1/15/15	325	315
Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	311
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	157
Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	304
Coca-Cola Enterprises Inc.	6.950%	11/15/26	750	843
ConAgra Foods, Inc.	7.875%	9/15/10	866	937
ConAgra Foods, Inc.	7.125%	10/1/26	50	55
ConAgra Foods, Inc.	7.000%	10/1/28	100	108
Diageo Finance BV	5.300%	10/28/15	625	615
Eli Lilly&Co.	6.000%	3/15/12	250	260
Fortune Brands Inc.	5.125%	1/15/11	300	295
Fortune Brands Inc.	5.375%	1/15/16	2,425	2,299
Fortune Brands Inc.	5.875%	1/15/36	250	228
Genentech Inc.	4.400%	7/15/10	50	49
Genentech Inc.	4.750%	7/15/15	150	144
Genentech Inc.	5.250%	7/15/35	325	304
General Mills, Inc.	6.000%	2/15/12	242	248
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,200	1,131
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	291
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,143
H.J. Heinz Co.	6.625%	7/15/11	325	339
H.J. Heinz Co.	6.750%	3/15/32	500	506
Health Management Associates Inc.	6.125%	4/15/16	300	284
Hershey Foods Corp.	5.300%	9/1/11	250	251
Hershey Foods Corp.	5.450%	9/1/16	150	151
Hospira, Inc.	4.950%	6/15/09	100	98
Hospira, Inc.	5.900%	6/15/14	200	194
Johnson&Johnson	3.800%	5/15/13	425	397
Johnson&Johnson	6.950%	9/1/29	100	120
Johnson&Johnson	4.950%	5/15/33	150	141
Kellogg Co.	2.875%	6/1/08	250	242
Kellogg Co.	6.600%	4/1/11	1,530	1,604
Kimberly-Clark Corp.	5.625%	2/15/12	250	254
Kimberly-Clark Corp.	4.875%	8/15/15	650	619
Kraft Foods, Inc.	4.125%	11/12/09	1,025	994
Kraft Foods, Inc.	5.625%	11/1/11	400	404
Kraft Foods, Inc.	6.250%	6/1/12	1,000	1,038
Kraft Foods, Inc.	5.250%	10/1/13	200	198
Kraft Foods, Inc.	6.500%	11/1/31	875	940
Kroger Co.	6.800%	4/1/11	1,325	1,383
Kroger Co.	6.750%	4/15/12	550	577
Kroger Co.	6.200%	6/15/12	1,000	1,025
Kroger Co.	4.950%	1/15/15	500	471
Kroger Co.	7.500%	4/1/31	100	112
Laboratory Corp. of America	5.625%	12/15/15	325	317
Medtronic Inc.	4.375%	9/15/10	300	292
Medtronic Inc.	4.750%	9/15/15	550	522
Merck&Co.	4.375%	2/15/13	500	475
Merck&Co.	4.750%	3/1/15	250	238
Merck&Co.	6.400%	3/1/28	225	240
Merck&Co.	5.950%	12/1/28	250	252
Molson Coors Capital Finance	4.850%	9/22/10	200	196
Newell Rubbermaid, Inc.	4.000%	5/1/10	500	479
PepsiAmericas Inc.	5.000%	5/15/17	450	428
Pfizer, Inc.	4.500%	2/15/14	1,025	988
Philip Morris Cos., Inc.	7.650%	7/1/08	450	464
Philip Morris Cos., Inc.	7.750%	1/15/27	675	818
Procter&Gamble Co.	6.875%	9/15/09	1,000	1,043
Procter&Gamble Co.	4.950%	8/15/14	100	98
Procter&Gamble Co.	6.450%	1/15/26	350	383
Procter&Gamble Co.	5.800%	8/15/34	625	642
3 Procter&Gamble Co. ESOP	9.360%	1/1/21	1,182	1,487
Quest Diagnostic, Inc.	5.450%	11/1/15	750	720
Safeway, Inc.	4.950%	8/16/10	350	344
Safeway, Inc.	6.500%	3/1/11	1,000	1,033
Schering-Plough Corp.	5.550%	12/1/13	575	576
Schering-Plough Corp.	6.750%	12/1/33	300	328
Sysco Corp.	5.375%	9/21/35	500	474
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	900	876
Unilever Capital Corp.	7.125%	11/1/10	950	1,009
Unilever Capital Corp.	5.900%	11/15/32	250	253
Universal Health Services, Inc.	7.125%	6/30/16	125	131
Wm. Wrigley Jr. Co.	4.300%	7/15/10	600	582
Wm. Wrigley Jr. Co.	4.650%	7/15/15	300	285
Wyeth	4.375%	3/1/08	500	494
Wyeth	6.950%	3/15/11	500	531
Wyeth	5.500%	3/15/13	350	354
Wyeth	5.500%	2/1/14	700	703
Wyeth	6.450%	2/1/24	400	429
Wyeth	6.500%	2/1/34	200	218
Wyeth	6.000%	2/15/36	1,125	1,153
Energy (0.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	847
Amerada Hess Corp.	6.650%	8/15/11	425	444
Amerada Hess Corp.	7.875%	10/1/29	725	844
Anadarko Finance Co.	6.750%	5/1/11	875	916
Anadarko Petroleum Corp.	5.950%	9/15/16	550	550
Anadarko Petroleum Corp.	6.450%	9/15/36	850	860
Apache Finance Canada	7.750%	12/15/29	225	274
Baker Hughes, Inc.	6.875%	1/15/29	400	442
Burlington Resources, Inc.	6.680%	2/15/11	375	394
Burlington Resources, Inc.	6.500%	12/1/11	300	314
Burlington Resources, Inc.	7.400%	12/1/31	600	717
Canadian Natural Resources	5.450%	10/1/12	800	794
Canadian Natural Resources	4.900%	12/1/14	525	495
Canadian Natural Resources	6.000%	8/15/16	500	504
Canadian Natural Resources	7.200%	1/15/32	500	549
Canadian Natural Resources	6.450%	6/30/33	375	373
Canadian Natural Resources	6.500%	2/15/37	450	450
ChevronTexaco Capital Co.	3.375%	2/15/08	450	441
Conoco Funding Co.	6.350%	10/15/11	525	549
ConocoPhillips Canada	5.300%	4/15/12	300	300
ConocoPhillips Canada	5.625%	10/15/16	1,100	1,107
ConocoPhillips Canada	5.950%	10/15/36	250	254
Devon Financing Corp.	6.875%	9/30/11	925	978
Devon Financing Corp.	7.875%	9/30/31	275	331
Diamond Offshore Drilling	4.875%	7/1/15	100	94
Encana Corp.	4.600%	8/15/09	425	417
Encana Corp.	4.750%	10/15/13	25	24
Encana Holdings Finance Corp.	5.800%	5/1/14	50	50
Halliburton Co.	5.500%	10/15/10	250	250
Kerr McGee Corp.	6.875%	9/15/11	650	685
Kerr McGee Corp.	6.950%	7/1/24	1,000	1,068
Kerr McGee Corp.	7.875%	9/15/31	150	180
Marathon Oil Corp.	6.125%	3/15/12	675	693
Marathon Oil Corp.	6.800%	3/15/32	250	275
Nexen, Inc.	5.050%	11/20/13	400	385
Nexen, Inc.	7.875%	3/15/32	100	119
Norsk Hydro	6.360%	1/15/09	500	511
Norsk Hydro	7.250%	9/23/27	300	350
Norsk Hydro	7.150%	1/15/29	250	290
Occidental Petroleum	6.750%	1/15/12	625	664
Occidental Petroleum	7.200%	4/1/28	400	459
PanCanadian Energy Corp.	7.200%	11/1/31	225	248
Petro-Canada	4.000%	7/15/13	800	727
Petro-Canada	7.875%	6/15/26	100	117
Petro-Canada	5.350%	7/15/33	450	393
Petro-Canada	5.950%	5/15/35	500	477
Petro-Canada Financial Partnership	5.000%	11/15/14	25	24
Phillips Petroleum Co.	8.750%	5/25/10	1,325	1,467
Questar Market Resources	6.050%	9/1/16	350	357
Shell International Finance	5.625%	6/27/11	50	51
Sunoco, Inc.	4.875%	10/15/14	175	164
Sunoco, Inc.	5.750%	1/15/17	200	196
Talisman Energy, Inc.	5.125%	5/15/15	100	95
Talisman Energy, Inc.	5.850%	2/1/37	650	597
Tosco Corp.	8.125%	2/15/30	1,150	1,465
Transocean Sedco Forex, Inc.	7.500%	4/15/31	300	338
Valero Energy Corp.	7.500%	4/15/32	750	856
Weatherford International Inc.	6.500%	8/1/36	700	704
XTO Energy, Inc.	6.250%	4/15/13	250	258
XTO Energy, Inc.	5.000%	1/31/15	200	190
XTO Energy, Inc.	5.300%	6/30/15	150	145
Technology (0.2%)
Cisco Systems Inc.	5.250%	2/22/11	1,950	1,956
Cisco Systems Inc.	5.500%	2/22/16	900	902
Computer Sciences Corp.	3.500%	4/15/08	250	244
Electronic Data Systems	7.125%	10/15/09	175	183
Electronic Data Systems	6.500%	8/1/13	225	227
Electronic Data Systems	7.450%	10/15/29	125	137
First Data Corp.	3.375%	8/1/08	325	316
First Data Corp.	4.850%	10/1/14	93	88
First Data Corp.	4.950%	6/15/15	275	262
Harris Corp.	5.000%	10/1/15	425	398
Hewlett-Packard Co.	3.625%	3/15/08	700	686
International Business Machines Corp.	3.800%	2/1/08	175	172
International Business Machines Corp.	5.375%	2/1/09	325	327
International Business Machines Corp.	4.750%	11/29/12	450	441
International Business Machines Corp.	7.500%	6/15/13	550	613
International Business Machines Corp.	7.125%	12/1/96	950	1,092
Motorola, Inc.	7.625%	11/15/10	530	571
Motorola, Inc.	8.000%	11/1/11	50	55
Motorola, Inc.	7.500%	5/15/25	325	377
Motorola, Inc.	6.500%	11/15/28	550	582
Oracle Corp.	5.000%	1/15/11	450	446
Oracle Corp.	5.250%	1/15/16	1,100	1,076
Pitney Bowes Credit Corp.	5.750%	8/15/08	375	378
Pitney Bowes, Inc.	4.875%	8/15/14	100	96
Pitney Bowes, Inc.	4.750%	1/15/16	1,350	1,274
Science Applications International Corp.	6.250%	7/1/12	100	103
Science Applications International Corp.	5.500%	7/1/33	100	89
Xerox Corp.	9.750%	1/15/09	250	269
Xerox Corp.	7.125%	6/15/10	375	391
Xerox Corp.	6.875%	8/15/11	200	209
Xerox Corp.	7.625%	6/15/13	225	236
Xerox Corp.	6.400%	3/15/16	375	383
Xerox Corp.	6.750%	2/1/17	350	363
Transportation (0.2%)
3 American Airlines, Inc.	6.855%	4/15/09	292	296
American Airlines, Inc.	7.024%	10/15/09	600	623
American Airlines, Inc.	7.858%	10/1/11	100	109
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,250	1,329
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	225
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	250	256
Canadian National Railway Co.	4.250%	8/1/09	300	292
Canadian National Railway Co.	6.800%	7/15/18	775	857
Canadian National Railway Co.	6.250%	8/1/34	350	373
Canadian National Railway Co.	6.200%	6/1/36	350	369
Canadian Pacific Rail	6.250%	10/15/11	350	362
Canadian Pacific Rail	7.125%	10/15/31	450	526
CNF, Inc.	6.700%	5/1/34	350	335
3 Continental Airlines, Inc.	6.648%	9/15/17	1,345	1,399
CSX Corp.	6.750%	3/15/11	400	420
CSX Corp.	6.300%	3/15/12	1,000	1,036
CSX Corp.	6.000%	10/1/36	350	351
5 ERAC USA Finance Co.	7.350%	6/15/08	475	486
FedEx Corp.	3.500%	4/1/09	400	385
FedEx Corp.	5.500%	8/15/09	200	201
Mass Transit Railway Corp.	7.500%	11/8/10	300	323
Norfolk Southern Corp.	6.200%	4/15/09	1,250	1,273
Norfolk Southern Corp.	6.750%	2/15/11	500	526
Norfolk Southern Corp.	7.700%	5/15/17	400	464
Norfolk Southern Corp.	9.750%	6/15/20	116	157
Norfolk Southern Corp.	5.590%	5/17/25	72	70
Norfolk Southern Corp.	7.800%	5/15/27	300	366
Norfolk Southern Corp.	7.250%	2/15/31	78	91
Norfolk Southern Corp.	7.050%	5/1/37	200	231
Norfolk Southern Corp.	7.900%	5/15/97	100	123
Ryder System Inc.	5.950%	5/2/11	350	354
Ryder System Inc.	5.850%	11/1/16	75	74
Southwest Airlines Co.	6.500%	3/1/12	650	678
Southwest Airlines Co.	5.750%	12/15/16	200	196
Southwest Airlines Co.	5.125%	3/1/17	400	373
Union Pacific Corp.	7.250%	11/1/08	300	309
Union Pacific Corp.	6.125%	1/15/12	100	103
Union Pacific Corp.	6.500%	4/15/12	100	105
Union Pacific Corp.	7.125%	2/1/28	500	571
Union Pacific Corp.	6.625%	2/1/29	200	218
Other (0.0%)
Black&Decker Corp.	4.750%	11/1/14	625	573
Black&Decker Corp.	5.750%	11/15/16	75	75
Cooper Industries, Inc.	5.250%	11/15/12	425	420
Dover Corp.	4.875%	10/15/15	225	216
Rockwell International Corp.	6.700%	1/15/28	200	220

				332,350

Utilities (0.7%)
Electric (0.5%)
AEP Texas Central Co.	6.650%	2/15/33	400	425
Alabama Power Co.	5.500%	10/15/17	550	549
American Electric Power Co., Inc.	5.375%	3/15/10	325	325
Arizona Public Service Co.	5.800%	6/30/14	50	50
Arizona Public Service Co.	4.650%	5/15/15	275	252
Arizona Public Service Co.	5.500%	9/1/35	100	89
5 Baltimore Gas&Electric Co.	5.900%	10/1/16	375	377
5 Baltimore Gas&Electric Co.	6.350%	10/1/36	300	308
Boston Edison Co.	4.875%	10/15/12	75	73
Boston Edison Co.	4.875%	4/15/14	225	218
Carolina Power&Light Co.	5.125%	9/15/13	325	321
CenterPoint Energy Houston	5.700%	3/15/13	1,425	1,435
Cincinnati Gas&Electric Co.	5.700%	9/15/12	675	679
Cleveland Electric Illumination Co.	7.880%	11/1/17	200	235
Columbus Southern Power	5.850%	10/1/35	400	391
Commonwealth Edison Co.	3.700%	2/1/08	350	343
Connecticut Light&Power Co.	6.350%	6/1/36	750	800
Consolidated Edison Co. of New York	5.375%	12/15/15	125	124
Consolidated Edison Co. of New York	5.500%	9/15/16	350	350
Consolidated Edison Co. of New York	5.300%	3/1/35	200	185
Consolidated Edison Co. of New York	5.850%	3/15/36	600	599
Consolidated Edison Co. of New York	6.200%	6/15/36	400	419
Constellation Energy Group, Inc.	7.000%	4/1/12	100	107
Constellation Energy Group, Inc.	4.550%	6/15/15	1,500	1,394
Constellation Energy Group, Inc.	7.600%	4/1/32	100	118
Consumers Energy Co.	4.250%	4/15/08	175	172
Consumers Energy Co.	5.000%	2/15/12	725	707
Consumers Energy Co.	5.375%	4/15/13	175	174
Consumers Energy Co.	5.500%	8/15/16	425	417
Detroit Edison Co.	5.700%	10/1/37	125	122
Dominion Resources, Inc.	8.125%	6/15/10	675	731
Dominion Resources, Inc.	5.150%	7/15/15	700	681
Dominion Resources, Inc.	5.250%	8/1/33	200	196
3 Dominion Resources, Inc.	6.300%	9/30/66	50	50
DTE Energy Co.	7.050%	6/1/11	250	265
Duke Energy Corp.	6.250%	1/15/12	1,225	1,275
Duke Energy Corp.	5.625%	11/30/12	250	254
El Paso Electric Co.	6.000%	5/15/35	175	169
Energy East Corp.	6.750%	6/15/12	500	525
Energy East Corp.	6.750%	7/15/36	400	424
Entergy Gulf States, Inc.	3.600%	6/1/08	250	244
Exelon Corp.	4.900%	6/15/15	500	472
FirstEnergy Corp.	6.450%	11/15/11	750	786
FirstEnergy Corp.	7.375%	11/15/31	850	973
Florida Power&Light Co.	4.850%	2/1/13	250	245
Florida Power&Light Co.	5.950%	10/1/33	100	102
Florida Power&Light Co.	5.625%	4/1/34	225	220
Florida Power&Light Co.	4.950%	6/1/35	200	177
Florida Power&Light Co.	5.400%	9/1/35	575	544
Florida Power&Light Co.	6.200%	6/1/36	550	582
Florida Power&Light Co.	5.650%	2/1/37	450	442
Florida Power Corp.	4.500%	6/1/10	700	682
Florida Power Corp.	4.800%	3/1/13	50	48
FPL Group Capital, Inc.	5.625%	9/1/11	225	228
FPL Group Capital, Inc.	6.350%	10/1/16	225	229
Jersey Central Power&Light	5.625%	5/1/16	350	349
Kansas City Power&Light	6.050%	11/15/35	200	198
MidAmerican Energy Co.	6.750%	12/30/31	1,050	1,167
MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	765
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	290
MidAmerican Energy Holdings Co.	6.125%	4/1/36	2,150	2,180
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	146
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	150	163
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	675
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	768
NiSource Finance Corp.	7.875%	11/15/10	750	809
NiSource Finance Corp.	5.400%	7/15/14	675	657
Northern States Power Co.	6.250%	6/1/36	950	1,017
Ohio Edison	6.400%	7/15/16	550	576
Ohio Power Co.	6.000%	6/1/16	150	154
Oncor Electric Delivery Co.	6.375%	1/15/15	175	180
Oncor Electric Delivery Co.	7.250%	1/15/33	600	675
Pacific Gas&Electric Co.	3.600%	3/1/09	850	822
Pacific Gas&Electric Co.	4.200%	3/1/11	225	215
Pacific Gas&Electric Co.	4.800%	3/1/14	150	144
Pacific Gas&Electric Co.	6.050%	3/1/34	1,525	1,543
PacifiCorp	6.900%	11/15/11	500	533
PacifiCorp	5.250%	6/15/35	475	437
Pepco Holdings, Inc.	6.450%	8/15/12	175	181
PPL Electric Utilities Corp.	6.250%	8/15/09	800	818
PPL Energy Supply LLC	6.400%	11/1/11	250	259
PPL Energy Supply LLC	6.200%	5/15/16	150	155
PPL Energy Supply LLC	6.000%	12/15/36	550	527
Progress Energy, Inc.	7.100%	3/1/11	446	475
Progress Energy, Inc.	7.750%	3/1/31	625	756
Progress Energy, Inc.	7.000%	10/30/31	550	617
PSE&G Power LLC	6.950%	6/1/12	100	106
PSE&G Power LLC	5.500%	12/1/15	450	441
PSE&G Power LLC	8.625%	4/15/31	150	194
PSI Energy Inc.	5.000%	9/15/13	250	242
Public Service Co. of Colorado	4.375%	10/1/08	725	714
Puget Sound Energy Inc.	5.483%	6/1/35	100	91
Puget Sound Energy Inc.	6.274%	3/15/37	500	510
SCANA Corp.	6.875%	5/15/11	625	660
South Carolina Electric&Gas Co.	6.625%	2/1/32	450	501
South Carolina Electric&Gas Co.	5.300%	5/15/33	275	258
Southern California Edison Co.	5.000%	1/15/14	225	219
Southern California Edison Co.	4.650%	4/1/15	300	284
Southern California Edison Co.	5.000%	1/15/16	400	387
Southern California Edison Co.	6.650%	4/1/29	225	241
Southern California Edison Co.	6.000%	1/15/34	675	688
Southern California Edison Co.	5.750%	4/1/35	275	271
Southern California Edison Co.	5.625%	2/1/36	1,025	993
Southern Power Co.	6.250%	7/15/12	75	78
Tampa Electric Co.	6.550%	5/15/36	375	398
TXU Energy Co.	6.125%	3/15/08	500	504
Union Electric Co.	5.400%	2/1/16	350	341
Virginia Electric&Power Co.	5.400%	1/15/16	700	691
Virginia Electric&Power Co.	6.000%	1/15/36	525	524
Wisconsin Electric Power Co.	5.625%	5/15/33	200	197
Xcel Energy, Inc.	7.000%	12/1/10	600	634
Xcel Energy, Inc.	6.500%	7/1/36	225	237
Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/11	300	317
Atmos Energy Corp.	4.000%	10/15/09	500	481
Atmos Energy Corp.	4.950%	10/15/14	1,000	950
Boardwalk Pipelines LLC	5.500%	2/1/17	200	193
CenterPoint Energy Resources	7.875%	4/1/13	250	277
CenterPoint Energy Resources	6.150%	5/1/16	300	306
Consolidated Natural Gas	6.850%	4/15/11	600	633
Consolidated Natural Gas	6.250%	11/1/11	300	311
Consolidated Natural Gas	5.000%	12/1/14	350	336
Duke Energy Field Services	7.875%	8/16/10	275	296
Energy Transfer Partners LP	5.650%	8/1/12	275	276
Energy Transfer Partners LP	5.950%	2/1/15	300	302
Energy Transfer Partners LP	6.125%	2/15/17	300	304
Energy Transfer Partners LP	6.625%	10/15/36	150	154
** Enron Corp.	9.125%	4/1/03	700	233
** Enron Corp.	7.125%	5/15/07	300	100
** Enron Corp.	6.875%	10/15/07	1,000	333
Enterprise Products Operating LP	4.950%	6/1/10	475	467
Enterprise Products Operating LP	5.600%	10/15/14	450	441
Enterprise Products Operating LP	6.875%	3/1/33	150	158
KeySpan Corp.	8.000%	11/15/30	200	246
Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	503
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	333
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	453
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	268
Kinder Morgan, Inc.	6.500%	9/1/12	1,175	1,182
Kinder Morgan, Inc.	6.400%	1/5/36	300	270
KN Energy, Inc.	7.250%	3/1/28	100	97
Magellan Midstream Partners, LP	5.650%	10/15/16	150	146
National Grid PLC	6.300%	8/1/16	1,025	1,064
ONEOK Inc.	5.200%	6/15/15	300	282
ONEOK Inc.	6.000%	6/15/35	275	251
ONEOK Partners, LP	5.900%	4/1/12	350	354
ONEOK Partners, LP	6.150%	10/1/16	600	608
ONEOK Partners, LP	6.650%	10/1/36	1,400	1,436
San Diego Gas&Electric	5.300%	11/15/15	100	99
San Diego Gas&Electric	5.350%	5/15/35	100	95
Sempra Energy	7.950%	3/1/10	50	54
Sempra Energy	6.000%	2/1/13	200	205
Southern California Gas Co.	5.750%	11/15/35	25	25
Texas Gas Transmission	4.600%	6/1/15	250	230
Trans-Canada Pipelines	4.000%	6/15/13	750	690
Trans-Canada Pipelines	5.600%	3/31/34	400	378
Trans-Canada Pipelines	5.850%	3/15/36	125	122
** 5Yosemite Security Trust	8.250%	11/15/04	4,000	3,030

				70,246

Total Corporate Bonds
(Cost $1,018,635)	1,017,016

Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)

African Development Bank	3.250%	8/1/08	600	585
Asian Development Bank	4.500%	9/4/12	500	487
Asian Development Bank	5.593%	7/16/18	500	516
Bayerische Landesbank	2.875%	10/15/08	500	480
Canadian Government	5.250%	11/5/08	450	453
Canadian Mortgage&Housing	2.950%	6/2/08	400	389
China Development Bank	4.750%	10/8/14	450	432
China Development Bank	5.000%	10/15/15	175	170
Corp. Andina de Fomento	5.200%	5/21/13	425	418
Development Bank of Japan	4.250%	6/9/15	250	236
Eksportfinans	4.750%	12/15/08	1,175	1,167
Eksportfinans	5.500%	5/25/16	1,900	1,957
European Investment Bank	3.500%	3/14/08	2,450	2,409
European Investment Bank	3.875%	8/15/08	3,000	2,953
European Investment Bank	4.000%	3/3/10	1,400	1,360
European Investment Bank	5.250%	6/15/11	1,100	1,111
European Investment Bank	4.625%	5/15/14	2,000	1,949
Export-Import Bank of Korea	4.500%	8/12/09	725	710
Export-Import Bank of Korea	4.625%	3/16/10	200	195
Export-Import Bank of Korea	5.125%	3/16/15	150	146
Federation of Malaysia	8.750%	6/1/09	500	539
Federation of Malaysia	7.500%	7/15/11	1,200	1,304
Financement Quebec	5.000%	10/25/12	500	496
Hellenic Republic	6.950%	3/4/08	525	535
Instituto de Credito Oficial	6.000%	5/19/08	750	761
Inter-American Development Bank	5.750%	2/26/08	750	756
Inter-American Development Bank	5.375%	11/18/08	175	177
Inter-American Development Bank	5.625%	4/16/09	3,000	3,043
Inter-American Development Bank	8.500%	3/15/11	175	197
Inter-American Development Bank	7.000%	6/15/25	250	299
International Bank for Reconstruction&Development	4.125%	6/24/09	325	319
International Bank for Reconstruction&Development	4.125%	8/12/09	1,775	1,743
International Finance Corp.	3.000%	4/15/08	700	682
Japan Bank International	4.750%	5/25/11	675	665
Japan Finance Corp.	5.875%	3/14/11	375	386
Japan Finance Corp.	4.625%	4/21/15	500	488
KFW International Finance Inc.	4.875%	10/19/09	750	748
Korea Development Bank	4.750%	7/20/09	900	889
Korea Development Bank	4.625%	9/16/10	600	585
Korea Development Bank	5.750%	9/10/13	1,100	1,121
Korea Electric Power	7.750%	4/1/13	750	844
Kreditanstalt fur Wiederaufbau	3.750%	1/24/08	700	690
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	2,125	2,111
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	700	704
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,053
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	24
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	215	217
Landwirtschaftliche Rentenbank	3.250%	6/16/08	300	292
Landwirtschaftliche Rentenbank	3.875%	9/4/08	1,000	980
Landwirtschaftliche Rentenbank	3.625%	10/20/09	225	217
Landwirtschaftliche Rentenbank	5.250%	7/15/11	675	679
Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	367
Nordic Investment Bank	3.125%	4/24/08	400	390
Nordic Investment Bank	3.875%	6/15/10	350	338
Ontario Hydro Electric	6.100%	1/30/08	500	505
Ontario Hydro Electric	7.450%	3/31/13	600	674
Pemex Project Funding Master Trust	8.500%	2/15/08	475	490
Pemex Project Funding Master Trust	6.125%	8/15/08	525	530
Pemex Project Funding Master Trust	7.875%	2/1/09	1,570	1,644
Pemex Project Funding Master Trust	9.125%	10/13/10	250	281
Pemex Project Funding Master Trust	8.000%	11/15/11	100	110
Pemex Project Funding Master Trust	5.750%	12/15/15	1,400	1,395
Pemex Project Funding Master Trust	8.625%	2/1/22	600	742
Pemex Project Funding Master Trust	6.625%	6/15/35	850	870
People's Republic of China	7.300%	12/15/08	200	208
People's Republic of China	4.750%	10/29/13	200	196
Petrobras International Finance	9.750%	7/6/11	150	177
Province of British Columbia	5.375%	10/29/08	1,000	1,007
Province of Manitoba	7.500%	2/22/10	1,000	1,069
Province of Nova Scotia	5.750%	2/27/12	250	257
Province of Ontario	5.500%	10/1/08	150	151
Province of Ontario	3.625%	10/21/09	225	217
Province of Ontario	5.000%	10/18/11	2,500	2,491
Province of Ontario	4.750%	1/19/16	1,075	1,046
Province of Ontario	5.450%	4/27/16	775	794
Province of Quebec	5.750%	2/15/09	1,000	1,012
Province of Quebec	5.000%	7/17/09	1,250	1,245
Province of Quebec	4.600%	5/26/15	350	335
Province of Quebec	5.125%	11/14/16	525	520
Province of Quebec	7.125%	2/9/24	400	475
Province of Quebec	7.500%	9/15/29	1,000	1,263
Quebec Hydro Electric	6.300%	5/11/11	2,325	2,399
Quebec Hydro Electric	8.400%	1/15/22	500	654
Region of Lombardy, Italy	5.804%	10/25/32	500	506
Republic of Chile	7.125%	1/11/12	350	380
Republic of Chile	5.500%	1/15/13	100	102
Republic of Hungary	4.750%	2/3/15	1,100	1,043
Republic of Italy	3.750%	12/14/07	500	494
Republic of Italy	4.000%	6/16/08	1,000	986
Republic of Italy	6.000%	2/22/11	1,175	1,211
Republic of Italy	5.625%	6/15/12	5,025	5,128
Republic of Italy	4.500%	1/21/15	900	876
Republic of Italy	4.750%	1/25/16	425	412
Republic of Italy	5.250%	9/20/16	225	226
Republic of Italy	6.875%	9/27/23	125	145
Republic of Italy	5.375%	6/15/33	1,400	1,373
Republic of Korea	8.875%	4/15/08	950	989
^ Republic of Korea	4.250%	6/1/13	1,550	1,459
Republic of Poland	6.250%	7/3/12	625	655
Republic of Poland	5.000%	10/19/15	375	368
Republic of South Africa	7.375%	4/25/12	1,175	1,268
Republic of South Africa	6.500%	6/2/14	650	682
Republic of South Africa	8.500%	6/23/17	250	303
State of Israel	4.625%	6/15/13	200	191
State of Israel	5.500%	11/9/16	850	849
Swedish Export Credit Corp.	4.125%	10/15/08	1,050	1,034
United Mexican States	10.375%	2/17/09	170	188
United Mexican States	9.875%	2/1/10	500	566
United Mexican States	8.375%	1/14/11	4,000	4,454
United Mexican States	7.500%	1/14/12	145	159
United Mexican States	6.375%	1/16/13	767	808
United Mexican States	5.875%	1/15/14	750	769
United Mexican States	6.625%	3/3/15	343	369
United Mexican States	11.375%	9/15/16	100	144
United Mexican States	5.625%	1/15/17	2,000	2,004
United Mexican States	8.125%	12/30/19	800	978
United Mexican States	8.300%	8/15/31	1,450	1,866
United Mexican States	7.500%	4/8/33	250	295
United Mexican States	6.750%	9/27/34	700	760

Total Sovereign Bonds
(Cost $102,406)				102,559

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO	4.950%	6/1/23	750	717
Illinois (Taxable Pension) GO	5.100%	6/1/33	3,600	3,446
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	650	652
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/29	425	525
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	15	14
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	335	316
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	261
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	393
Oregon School Board Assn	4.759%	6/30/28	300	276
Oregon School Board Assn	5.528%	6/30/28	125	126
Wisconsin Public Service Rev	4.800%	5/1/13	275	270
Wisconsin Public Service Rev	5.700%	5/1/26	325	336

Total Taxable Municipal Bonds
(Cost $7,157)				7,332

Temporary Cash Investments (0.7%)(1)

U.S. Agency Obligation (0.0%)
2,6 Federal National Mortgage Assn	5.215	4/9/07	3,000	2,959

	Shares

Money Market Fund (0.7%)
7 Vanguard Market Liquidity Fund, 5.294%	44,288,971	44,289
7 Vanguard Market Liquidity Fund, 5.294%	18,769,821	18,770

		63,059

Total Temporary Cash Investments
(Cost $66,018)		66,018

Total Investments (100.2%)
(Cost $7,418,689)		9,305,226

Other Assets and Liabilities—Net (-0.2%)		(21,006)

Net Assets (100%)		9,284,220

* Non-income-producing security.
** Non-income-producing security--security in default.
^ Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.3% and 0.4%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate note.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2006, the aggregate value of these securities was $12,087,000, representing 0.1% of net assets.
6 Securities with a value of $2,959,000 have been segregated as initial margin for open futures contracts.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2006: $40,000
Fiscal Year Ended December 31, 2005: $23,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2006: $2,347,620
Fiscal Year Ended December 31, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2006: $530,000
Fiscal Year Ended December 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2006: $0
Fiscal Year Ended December 31, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD BALANCED INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.